UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22781

Goldman Sachs Trust II

(Exact name of registrant as specified in charter)

200 West Street

15th Floor

New York, New York 10282

(Address of principal executive offices) (Zip code)

Copies to:
Caroline Kraus	Geoffrey R.T. Kenyon, Esq.
Goldman Sachs & Co. LLC	Dechert LLP
200 West Street	100 Oliver Street
New York, New York 10282	40th Floor
Boston, MA 02110-2605

(Name and address of agents for service)

Registrant’s telephone number, including area code: (212) 902-1000

Date of fiscal year end: August 31

Date of reporting period: August 31, 2019

ITEM 1.	REPORTS TO STOCKHOLDERS.

The Annual Report to Shareholders is filed herewith.

Goldman Sachs Funds

Annual Report	August 31, 2019

Target Date Portfolios
	Target Date 2020	Target Date 2035	Target Date 2050
	Target Date 2025	Target Date 2040	Target Date 2055
	Target Date 2030	Target Date 2045	Target Date 2060

It is our intention that beginning on January 1, 2021, paper copies of the Portfolios’ annual and semi-annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from a Portfolio or from your financial intermediary. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. At any time, you may elect to receive reports and certain communications from a Portfolio electronically by calling the applicable toll-free number below or by contacting your financial intermediary.

You may elect to receive all future shareholder reports in paper free of charge. If you hold shares of a Portfolio directly with the Portfolio’s transfer agent, you can inform the transfer agent that you wish to receive paper copies of reports by calling toll-free 800-621-2550 for Institutional, Service and Class R6, shareholders or 800-526-7384 for all other shareholders. If you hold shares of a Portfolio through a financial intermediary, please contact your financial intermediary to make this election. Your election to receive reports in paper will apply to all Goldman Sachs Funds held in your account if you invest through your financial intermediary or all Goldman Sachs Funds held with the Portfolios’ transfer agent if you invest directly with the transfer agent.

Goldman Sachs Target Date Portfolios

∎	TARGET DATE 2020

∎	TARGET DATE 2025

∎	TARGET DATE 2030

∎	TARGET DATE 2035

∎	TARGET DATE 2040

∎	TARGET DATE 2045

∎	TARGET DATE 2050

∎	TARGET DATE 2055

∎	TARGET DATE 2060

NOT FDIC-INSURED	May Lose Value	No Bank Guarantee

PORTFOLIO RESULTS

Goldman Sachs Target Date 2020 Portfolio,

Goldman Sachs Target Date 2025 Portfolio,

Goldman Sachs Target Date 2030 Portfolio,

Goldman Sachs Target Date 2035 Portfolio,

Goldman Sachs Target Date 2040 Portfolio,

Goldman Sachs Target Date 2045 Portfolio,

Goldman Sachs Target Date 2050 Portfolio,

Goldman Sachs Target Date 2055 Portfolio and

Goldman Sachs Target Date 2060 Portfolio

Investment Objective and Principal Strategies

The Goldman Sachs Target Date 2020 Portfolio, the Goldman Sachs Target Date 2025 Portfolio, the Goldman Sachs Target Date 2030 Portfolio, the Goldman Sachs Target Date 2035 Portfolio, the Goldman Sachs Target Date 2040 Portfolio, the Goldman Sachs Target Date 2045 Portfolio, the Goldman Sachs Target Date 2050 Portfolio, the Goldman Sachs Target Date 2055 Portfolio and the Goldman Sachs Target Date 2060 Portfolio (collectively, the “Portfolios”) seek to provide capital appreciation and current income consistent with each respective Portfolio’s current asset allocation. The Portfolios employ asset allocation strategies designed for investors who plan to retire and withdraw their investment beginning on approximately the date specified in the Portfolio’s name (the “Target Date”). Each Portfolio is managed for an investor planning to retire at the age of 65 on or around that Portfolio’s Target Date.

Portfolio Management Discussion and Analysis

Effective after November 30, 2018, the Goldman Sachs Global Portfolio Solutions (“GPS”) Team assumed day-to-day management of the Portfolios from Madison Asset Management, LLC (“Madison”), which is unaffiliated with Goldman Sachs Asset Management, L.P., the investment adviser for the Portfolios, and which had previously served as the Portfolios’ sub-adviser. In connection with the change in portfolio management, the Portfolios underwent certain changes to their principal investment strategies, including their glide paths. The performance information reported below is the combined performance of the Portfolios, reflecting current and prior investment objectives, strategies and policies.

Below, the Madison portfolio management team and the GPS Team discuss the Portfolios’ performance and positioning for the 12-month period ended August 31, 2019 (the “Reporting Period”).

Q	How did the Portfolios perform during the Reporting Period?

A	Goldman Sachs Target Date 2020 Portfolio — During the Reporting Period, the Target Date 2020 Portfolio’s Class A, Institutional, Service, Investor, Class R and Class R6 Shares generated average annual total returns of 8.09%, 8.58%, 8.04%, 8.44%, 7.82% and 8.58%, respectively. These returns compare to the 4.31% average annual total return of the Portfolio’s benchmark, the S&P Target Date To 2020 Index (Total Return, Unhedged, USD) during the same period.

Goldman Sachs Target Date 2025 Portfolio — During the Reporting Period, the Target Date 2025 Portfolio’s Class A, Institutional, Service, Investor, Class R and Class R6 Shares generated average annual total returns of 6.35%, 6.78%, 6.19%, 6.59%, 6.11% and 6.84%, respectively. These returns compare to the 3.43% average annual total return of the Portfolio’s benchmark, the S&P Target Date To 2025 Index (Total Return, Unhedged, USD) during the same period.

Goldman Sachs Target Date 2030 Portfolio — During the Reporting Period, the Target Date 2030 Portfolio’s Class A, Institutional, Service, Investor, Class R and Class R6 Shares generated average annual total returns of 5.09%, 5.52%, 5.01%, 5.35%, 4.75% and 5.53%, respectively. These returns compare to the 2.38% average annual total return of the Portfolio’s benchmark, the S&P Target Date To 2030 Index (Total Return, Unhedged, USD) during the same period.

PORTFOLIO RESULTS

Goldman Sachs Target Date 2035 Portfolio — During the Reporting Period, the Target Date 2035 Portfolio’s Class A, Institutional, Service, Investor, Class R and Class R6 Shares generated average annual total returns of 4.70%, 5.13%, 4.55%, 4.96%, 4.39% and 5.11%, respectively. These returns compare to the 1.37% average annual total return of the Portfolio’s benchmark, the S&P Target Date To 2035 Index (Total Return, Unhedged, USD) during the same period.

Goldman Sachs Target Date 2040 Portfolio — During the Reporting Period, the Target Date 2040 Portfolio’s Class A, Institutional, Service, Investor, Class R and Class R6 Shares generated average annual total returns of 3.48%, 3.82%, 3.39%, 3.78%, 3.17% and 3.94%, respectively. These returns compare to the 0.61% average annual total return of the Portfolio’s benchmark, the S&P Target Date To 2040 Index (Total Return, Unhedged, USD) during the same period.

Goldman Sachs Target Date 2045 Portfolio — During the Reporting Period, the Target Date 2045 Portfolio’s Class A, Institutional, Service, Investor, Class R and Class R6 Shares generated average annual total returns of 2.37%, 2.81%, 2.30%, 2.71%, 2.10% and 2.87%, respectively. These returns compare to the 0.32% average annual total return of the Portfolio’s benchmark, the S&P Target Date To 2045 Index (Total Return, Unhedged, USD) during the same period.

Goldman Sachs Target Date 2050 Portfolio — During the Reporting Period, the Target Date 2050 Portfolio’s Class A, Institutional, Service, Investor, Class R and Class R6 Shares generated average annual total returns of 1.51%, 1.95%, 1.41%, 1.80%, 1.25% and 1.96%, respectively. These returns compare to the 0.08% average annual total return of the Portfolio’s benchmark, the S&P Target Date To 2050 Index (Total Return, Unhedged, USD) during the same period.

Goldman Sachs Target Date 2055 Portfolio — During the Reporting Period, the Target Date 2055 Portfolio’s Class A, Institutional, Service, Investor, Class R and Class R6 Shares generated average annual total returns of 1.39%, 1.73%, 1.33%, 1.65%, 1.20% and 1.80%, respectively. These returns compare to the -0.12% average annual total return of the Portfolio’s benchmark, the S&P Target Date To 2055 Index (Total Return, Unhedged, USD) during the same period.

Goldman Sachs Target Date 2060 Portfolio — During the Reporting Period, the Target Date 2060 Portfolio’s Class A, Institutional, Service, Investor, Class R and Class R6 Shares generated average annual total returns of 0.96%, 1.36%, 0.89%, 1.15%, 0.68% and 1.37%, respectively. These returns compare to the -0.09% average annual total return of the Portfolio’s benchmark, the S&P Target Date To 2060 Index (Total Return, Unhedged, USD) during the same period.

Q	What economic and market factors most influenced the Portfolios during the Reporting Period?

A	During the Reporting Period, global economic growth data, central bank monetary policy and geopolitics most influenced the financial markets and the Portfolios.

When the Reporting Period began in September 2018, global economic growth moderated, but nevertheless remained healthy, especially in the U.S. In terms of geopolitics, the U.S. Administration imposed tariffs on $200 billion of imports from China. However, the tariff rate was set at 10%, which was at the lower end of the market expected 10% to 25%, sparking a rally in emerging markets assets and helping them to recover some losses they had experienced earlier in the month. Major developed equity markets were up during September, broadly outperforming emerging equity markets. Regarding fixed income, the 10-year U.S. Treasury yield rose, reflecting strong U.S. economic activity, with ongoing fiscal stimulus boosting economic activity. The Federal Reserve (“Fed”) raised short-term interest rates at its September policy meeting. Additionally, the Fed’s dot plot pointed to one more rate hike by the end of 2018, with the longer-term outlook essentially unchanged. (The “dot plot” shows rate projections of the members of the Fed’s Open Market Committee.) Among currencies, the U.S. dollar weakened slightly, while the Japanese yen was the worst performing major currency, largely due to higher U.S. interest rates and a reduction in global investor risk aversion. Within commodities, Iran sanctions and comments from the Organization of the Petroleum Exporting Countries (“OPEC”) fueled a rally in crude oil prices.

In the fourth quarter of 2018, softer global economic data, which led to downward consensus expectations for corporate earnings growth, and the Fed’s less accommodative monetary policy weighed on global equity markets, driving a double-digit decline across most major equity indices. Within developed markets stocks, Japanese equities turned in the weakest performance, as cyclical stocks were pressured by decelerating global economic growth, and export-oriented stocks were hurt by a stronger Japanese yen. U.S. and European equities also experienced substantial losses. Despite weaker economic data from China, emerging markets equities outperformed developed markets equities during the fourth calendar quarter, thanks in large part to rallies in Brazilian and Indonesian stocks. Brazilian risk

PORTFOLIO RESULTS

assets broadly benefited from renewed investor optimism about potentially market-friendly measures from the country’s new government and relatively better economic data. Indonesian equities were helped by lower crude oil prices and improving macro data. Within fixed income, the 10-year U.S. Treasury yield fell in response to a decline in U.S. inflation, driven by a drop in crude oil prices and signs of slowing U.S. economic growth. Yields of government bonds in other developed markets countries also fell but by a lesser magnitude. The Fed raised short-term interest rates in December 2018 and projected two rate hikes during the 2019 calendar year. Investors, however, revised downward their expectations for Fed monetary policy action from two short-term interest rates increases in 2019 to no rate hike at all. Within commodities, crude oil prices declined on market concerns about global economic growth and as oversupply led investors to unwind long positions. In December 2018, OPEC and Russia decided to cut production to support crude oil prices. Regarding metals, copper prices fell and gold prices rallied during the fourth calendar quarter. As for currencies, the U.S. dollar strengthened overall versus most major currencies, though the Japanese yen was the best performing major currency during the fourth quarter of 2018.

During the first quarter of 2019, risk assets broadly rebounded from their fourth quarter 2018 sell-off, as investor sentiment turned positive on a combination of dovish global central bank policy, tentative stabilization in Chinese economic growth and seemingly promising developments in U.S.-China trade talks. (Dovish tends to suggest lower interest rates; opposite of hawkish.) Although global economic growth continued to decelerate during the first calendar quarter, a few “green shoots” began to emerge. (Green shoots is a term used to describe signs of economic recovery or positive data during an economic downturn.) Indications of a bottoming in Chinese credit growth, a modest pick-up in fixed asset investment (i.e., a measure of capital spending), and an uptick in March 2019 manufacturing data made investors hopeful for a recovery in Chinese and global economic growth. As inflationary pressures remained rather muted, the Fed and the European Central Bank (“ECB”) each made a dovish shift and then maintained monetary policy stances that were broadly supportive of economic growth. More specifically, the Fed signaled it would make no additional short-term interest rate hikes during 2019, and the ECB indicated it was reluctant to raise interest rates during the calendar year. Global equities, as measured by the MSCI ACWI Investable Market Index, were up 12.8% during the first calendar quarter, led by a rally in U.S. stocks. Emerging markets equities overall underperformed developed markets equities, but Chinese stocks, as represented by the MSCI China Index, rose more than 17%. In fixed income, the 10-year U.S. Treasury yield fell during the first quarter of 2019. The U.S. dollar appreciated versus most major currencies.

During the second quarter of 2019, continued weakness in global economic growth and low levels of inflation led the Fed and ECB to indicate they might ease monetary policy. In June, the Fed signaled its next policy move was more likely to be an interest rate cut than an interest rate hike. The Fed’s dot plot revealed that policymakers expected to keep interest rates stable during 2019, which would then be followed by a 25 basis point cut in 2020. (A basis point is 1/100th of a percentage point.) Meanwhile, the ECB hinted that interest rate cuts and quantitative easing were on the table should economic data disappoint in the near term. Global equities were volatile during the second calendar quarter. They suffered a significant decline in May 2019 amid headwinds from U.S.-China trade negotiations and then recovered in June, driven by dovish central bank actions and market expectations of a pause in U.S.-China trade tensions ahead of the G20 meeting at month end. (Also known as Group of 20 nations, the G20 is a forum attended by finance ministers and central bank governors from the world’s highly developed economies consisting of 19 countries and the European Union.) For the second calendar quarter overall, global equities gained 3.4%, as measured by the MSCI ACWI Investable Market Index. In fixed income, the 10-year U.S. Treasury yield and the 10-year German government bond yield fell in response to global economic growth weakness and dovish central bank policies. Among commodities, crude oil and copper prices declined, as China’s economic growth moderated. Gold prices benefited from falling yields. Within currencies, the U.S. dollar was modestly weaker versus most major currencies during the second calendar quarter.

In July 2019, most asset classes delivered subdued but positive returns. Although volatility was muted at the beginning of the month, global equities pulled back during the last week as U.S.-China trade tensions and investors’ global economic growth concerns reemerged. On July 31st, the Fed cut short-term interest rates by 25 basis points — the first rate cut since 2008. The ECB gave strong hints that easing on its part might be imminent. Within global equities, developed markets stocks, as measured by the MSCI World Index, continued their solid run, returning 1.3% during July and outperforming emerging markets stocks, which returned -1.1%, as measured by the MSCI Emerging Markets Index.

PORTFOLIO RESULTS

Meanwhile, the S&P 500® Index reached new all-time highs, up 1.4% during July and up more than 20% for the 2019 year to date through July 31, 2019. Within fixed income, global government bonds posted modest gains, with strength in European bonds partially offset by mild weakness in U.S. Treasury securities. Among currencies, the U.S. dollar appreciated versus most major currencies during July 2019.

Escalating trade tensions and the reciprocal assignment of new trade tariffs between the U.S. and China sent shockwaves through financial markets at the start of August 2019. On August 5th, U.S. large-cap equities, as represented by the S&P 500® Index, declined 3.0%, setting the tone for market sentiment and for the performance of global equities during the month. That said, global stocks partially recovered by the end of August, as investors remained hopeful that U.S.-China trade negotiations would resume in September 2019. For August overall, developed markets equities, as measured by the MSCI World Index, returned -1.9%, and U.S. large-cap equities, as measured by the S&P 500® Index, returned -1.6%. U.S. large-cap equities outperformed their smaller-capitalization counterparts, as measured by the Russell 2000 Index, which returned -4.9%. Meanwhile, global trade concerns continued to weigh heavily on emerging markets equities, as represented by the MSCI Emerging Markets Index, which returned -4.9%. Fixed income benefited from the weakness in global equities, with U.S. government and corporate bonds, as well as non-U.S. bonds overall, broadly producing positive returns. The 30-year U.S. Treasury yield declined to a new all-time record low of 1.9% on August 28th before closing the month at 1.96%. Among currencies, demand for perceived safe-haven assets strengthened the Japanese yen, U.S. dollar and Swiss franc versus other major currencies.

Q	How did the Portfolios’ investment strategies and Underlying Funds change as a result of the change in portfolio management after November 30, 2018?

A	The GPS Team, which assumed management of the Portfolios after November 30, 2018, evaluates and develops global macro investment views across a broad range of asset classes, regions and sectors to establish the Portfolios’ respective strategic asset allocations. We seek to incorporate macroeconomic data and valuation analysis to assess market dislocations that may produce alpha, or value-added, opportunities or manage risk. Because of our strategic views, as well as our outcomes-based approach that focuses on income replacement during retirement, the Portfolios were gradually transitioned from relatively conservative glide paths to more moderate glide paths. Additionally, we added strategic allocations to emerging markets equities, high yield corporate bonds and emerging markets debt. The Portfolios maintained strategic allocations to U.S. equities, non-U.S. developed markets equities and investment grade corporate bonds.

To adapt to changing market conditions, the GPS Team also uses a dynamic asset allocation process that allows the flexibility to increase or decrease asset class exposures relative to each Portfolio’s glide path based on macro and market views and managed within a set tactical allocation range. The percentage of the Portfolios exposed to any asset class or geographic region will vary from time to time based on our macro and market views. After November 30, 2018, we expanded the tactical ranges for the Portfolios’ equity and fixed income exposures from plus or minus 10% to plus or minus 15% relative to each Portfolio’s respective glide path.

In general, the Portfolios seek to achieve their investment objective by investing in shares of exchange-traded funds (“ETFs”) for which Goldman Sachs Asset Management, L.P. (“GSAM”) or an affiliate now or in the future acts as investment adviser or principal underwriter, and may also invest in mutual funds for which GSAM or an affiliate now or in the future acts as investment adviser or principal underwriter, as well as unaffiliated ETFs and mutual funds (collectively, the “Underlying Funds”), without considering or canvassing the universe of unaffiliated funds available. That said, after November 30, 2018, the GPS Team transitioned the Portfolios to primarily GSAM-managed Underlying Funds from what was previously a broader mix of Underlying Funds managed by unaffiliated investment advisers.

Q	What key factors were responsible for the Portfolios’ performance from September 1, 2018 through November 30, 2018 (“the initial part of the Reporting Period”)?

A	All of the Portfolios benefited from their defensive positioning during the initial part of the Reporting Period, as slowing global economic growth hurt the performance of risk assets. The performance of the Underlying Funds was mixed during the initial part of the Reporting Period, with fixed income and international equity-related Underlying Funds contributing positively overall and U.S. equity-related Underlying Funds broadly detracting from results.

PORTFOLIO RESULTS

Q	How did the Portfolios’ asset allocations affect performance during the initial part of the Reporting Period?

A	Madison’s preference for fixed income over international equities contributed positively to the Portfolios’ returns, as international equities sold off during the initial part of the Reporting Period. Allocations to U.S. equities hurt the Portfolios’ performance.

Within equities, the Portfolios’ allocations to quality strategies and minimum volatility strategies added to results during the initial part of the Reporting Period. However, overweight allocations to the energy, commodities, information technology and materials market segments detracted from performance. Within fixed income, the Portfolios were helped by overweight allocations to intermediate-term U.S. Treasury securities. They were hampered by overweight allocations to Treasury Inflation Protected Securities (“TIPS”) and long-term U.S. Treasuries during the initial part of the Reporting Period.

Q	How did the Portfolios’ Underlying Funds perform during the initial part of the Reporting Period?

A	During the initial part of the Reporting Period, the Portfolios’ fixed income and international equity-related Underlying Funds bolstered performance. U.S. equity-related Underlying Funds detracted from returns. Broadly speaking, Underlying Funds with lower beta contributed positively, while Underlying Funds with higher beta hurt results. (Beta refers to the component of returns that is attributable to market risk exposure, rather than manager skill.)

Among the Portfolios’ equity-related Underlying Funds, the Schwab U.S. Dividend ETF™, the iShares® Edge MSCI Min Vol EAFE ETF, the iShares® Income Edge MSCI Min Vol Emerging Markets ETF and the iShares® Edge MSCI Min Vol USA ETF outperformed their respective benchmark indices. The Portfolios’ best-performing Underlying Fund overall was the iShares® Edge MSCI Min Vol USA ETF, which holds a well-diversified portfolio of high quality, low beta U.S. equities and tends to perform well during periods of increased investor risk aversion. Equity-related Underlying Funds that lagged their benchmark indices were the Vanguard Information Technology ETF and the Vanguard Materials ETF.

Among the Portfolios’ fixed income-related Underlying Funds, the Schwab Intermediate-Term U.S. Treasury ETF outperformed its benchmark index. The Schwab U.S. TIPS Bond ETF and the iShares® 20+ Year Treasury Bond ETF underperformed their respective benchmark indices.

Among the Portfolios’ commodity-related Underlying Funds, the Energy Select Sector SPDR® Fund and the Invesco Optimum Yield Diversified Commodity Strategy No K-1 ETF underperformed their respective indices.

Q	What key factors were responsible for the Portfolios’ performance between December 1, 2018 and August 31, 2019 (“the latter part of the Reporting Period”)?

A	During the latter part of the Reporting Period, all of the Portfolios recorded positive absolute returns and outperformed their respective benchmarks. These results were driven by the Portfolios’ strategic asset allocation, especially its out-of-benchmark fixed income positions. Regarding dynamic asset allocation, the Portfolios benefited from their increased allocations to equities, which were accomplished gradually and at what we considered to be attractive entry points during the latter part of the Reporting Period.

Q	How did the Portfolios’ asset allocations affect performance during the latter part of the Reporting Period?

A	In terms of strategic allocations, equities were strong drivers of the Portfolios’ positive returns, as equity markets rebounded strongly in 2019 from the sell-off they had experienced in December 2018. Longer-dated Portfolios, which have comparatively greater equity allocations, benefited most from the equity market rebound. Some of these gains were offset slightly by a sell-off in risk assets during August 2019, fueled by investor concerns about global economic growth and an escalation in U.S.-China trade tensions.

Within equities, the Portfolios were helped by their allocations to U.S. large-cap stocks, which posted positive returns during the latter part of the Reporting Period. Although investor concerns around slowing global economic growth and downward corporate earnings guidance sparked a sell-off at the end of 2018, the first eight months of 2019 overall were marked by increased market optimism and supported by a more accommodative Fed, which led, in turn, to a rebound in U.S. large-cap equities. Allocations to non-U.S. developed markets equities also bolstered the Portfolios’ performance relative to their respective benchmarks during the latter part of the Reporting Period. The Portfolios further benefited from their allocations to

PORTFOLIO RESULTS

emerging markets equities, which delivered positive returns amid signs of tentative stabilization in Chinese economic growth, supportive monetary policy by global central banks and investors’ expectations for a pause in the U.S.-China trade dispute ahead of the G20 meeting at the end of June. However, in late July 2019, U.S.-China trade tensions intensified, leading to an increase in “risk-off” market sentiment, or reduced risk appetite. Detracting from the Portfolios’ performance during the latter part of the Reporting Period were their allocations to U.S. small-cap equities, which recorded negative returns amid the slowdown in global economic growth; small-cap stocks tend to be more growth sensitive than large-cap stocks. Finally, allocations to U.S. public real estate securities contributed positively to the Portfolios’ results, generating positive absolute returns during the latter part of the Reporting Period.

Within fixed income, all of the Portfolios’ strategic allocations recorded positive returns during the latter part of the Reporting Period. Strong performance was seen in U.S. corporate credit, especially in investment grade corporate bonds, which benefited from the dovish stance of global central banks and investors’ broad flight to quality in response to moderating global economic growth. The Portfolios’ allocations to longer maturity corporate bonds especially bolstered performance as did their allocations to non-U.S. developed markets bonds. In addition, exposure to local emerging markets debt and U.S. dollar-denominated emerging markets debt added to the Portfolios’ performance. Finally, the Portfolios’ allocations to U.S. TIPS generated positive returns.

Dynamic asset allocation added overall to the Portfolios’ relative performance during the latter part of the Reporting Period. These results were primarily due to the GPS Team’s decision in December 2018 to maintain lower allocations to equities than the Portfolios’ respective glide paths and benchmarks implied. As mentioned previously, we gradually shifted the Portfolios from relatively conservative glide paths to more moderate glide paths after November 30, 2018. The incremental nature of the change was advantageous for the Portfolios, as equity markets broadly sold off in December 2018. Furthermore, the decision to add equity exposure after the decline contributed most positively to the Portfolios’ performance, especially in the longer-dated Portfolios, which are more heavily weighted in equities — during the January and February 2019 equity market rally. On the other hand, the addition in February of a dynamic view to reduce equity risk, which was expressed by reducing exposure to U.S. large-cap stocks, hurt the Portfolios’ results amid positive equity returns during the month. Also detracting from performance was a dynamic view, added during March 2019, that the Portfolios hold long positions in health care and consumer staples stocks within the U.S. large-cap stocks market segment. This view had a slightly negative impact on returns amid signs of mixed U.S. economic data and as defensive sectors, such as health care, generally underperformed the S&P 500® Index during the remainder of the Reporting Period.

Q	How did the Portfolios’ Underlying Funds perform during the latter part of the Reporting Period?

A	During the latter part of the Reporting Period, most of the Portfolios’ Underlying Funds generated positive absolute returns, led by the fixed income-related Underlying Funds.

Among those fixed income-related Underlying Funds, the strongest performers were the Vanguard Long-Term Corporate Bond ETF and the iShares® J.P. Morgan USD Emerging Markets Bond ETF. The iShares® Core U.S. Aggregate Bond ETF and the Goldman Sachs Access High Yield Corporate Bond ETF turned in the weakest, albeit still positive, performance.

Among the Portfolios’ equity-related Underlying Funds, the Vanguard Real Estate ETF and the Goldman Sachs ActiveBeta U.S. Large Cap Equity ETF were the strongest performers. The Health Care Select SPDR® ETF and Goldman Sachs ActiveBeta U.S. Small Cap Equity ETF posted the weakest returns during the latter part of the Reporting Period.

Q	How did the Portfolios use derivatives and similar instruments during the Reporting Period?

A	During the initial part of the Reporting Period, the Portfolios did not directly invest in derivatives. However, some of the Underlying Funds may have used derivatives to allow them to track their respective benchmark indices with more precision. These may have included options, forwards, futures, swaps, structured securities and other derivative instruments.

During the latter part of the Reporting Period, the Portfolios used Russell 2000® Index futures and S&P 500® Index futures to replicate exposure to U.S. small- and large-cap equities. The use of Russell 2000® Index futures had a negative impact on the Portfolios’ performance, and the use of S&P 500® Index futures had a positive impact on performance during the latter part of the Reporting Period.

PORTFOLIO RESULTS

Q	What changes did you make to the Portfolios’ allocations during the Reporting Period?

A	During the initial part of the Reporting Period, Madison expanded the Portfolios’ allocations to minimum volatility strategies to include the iShares® Edge MSCI Minimum Volatility USA ETF. This equity-related Underlying Fund was added in October 2018 on concern that global economic growth could slow and overall market liquidity could decline further.

At the beginning of the latter part of the Reporting Period, as mentioned previously, the GPS Team transitioned the Portfolios to primarily GSAM-managed Underlying Funds from what was previously a broader mix of Underlying Funds managed by unaffiliated investment advisers. Specifically, we transitioned the Portfolios out of most of the Underlying Funds used during the initial part of the Reporting Period, except for the iShares® TIPS Bond ETF and the Vanguard Long-Term Corporate Bond ETF. We added 12 new Underlying Funds — Goldman Sachs ActiveBeta U.S. Large Cap Equity ETF, Goldman Sachs ActiveBeta International Equity ETF, Goldman Sachs ActiveBeta Emerging Markets Equity ETF, Goldman Sachs ActiveBeta U.S. Small Cap Equity ETF, iShares® MSCI EAFE Small-Cap ETF, Vanguard Real Estate ETF, Goldman Sachs Access Investment Grade Corporate Bond ETF, iShares® Core U.S. Aggregate Bond ETF, Vanguard Total International Bond ETF, Goldman Sachs Access High Yield Corporate Bond ETF, iShares® J.P. Morgan USD Emerging Markets Bond ETF and iShares® J.P. Morgan EM Local Currency Bond ETF. Furthermore, during January 2019, the GPS Team added an allocation to U.S. large-cap equity index futures to supplement the Portfolios’ allocations to U.S. large cap equity through the Goldman Sachs ActiveBeta U.S. Large Cap Equity ETF. In mid-February, we added a dynamic view to be underweight equities by reducing exposure to the Goldman Sachs ActiveBeta U.S. Large Cap Equity ETF. In March 2019, we implemented a dynamic view wherein we added some equity beta to the Portfolios. (In this context, beta is a measure of the risk arising from exposure to general market movements.) We expressed this dynamic view by initiating long positions in Health Care Select SPDR® ETF and Consumer Staples Select SPDR® ETF. We believed long positions in these defensive sectors would complement the Portfolios’ other equity positions if our core view of improving economic activity did not materialize. In June 2019, we made a risk management move to reduce equity beta by reducing the Portfolios’ exposure to the Goldman Sachs ActiveBeta U.S. Large Cap Equity ETF.

Q	Were there any changes to the Portfolios’ portfolio management team during the Reporting Period?

A	When the Reporting Period began, David Hottmann and Patrick Ryan of Madison served as portfolio managers of the Portfolios. Effective after November 30, 2018, the GPS Team assumed day-to-day management of the Portfolios, with Raymond Chan and Christopher Lvoff becoming portfolio managers of the Portfolios. Effective February 19, 2019, Raymond Chan no longer served as a portfolio manager of the Portfolios, and Scott de Haai became a portfolio manager of the Portfolios. As of May 31, 2019, Scott de Haai no longer served as a portfolio manager of the Portfolios, and Neill Nuttall became a portfolio manager of the Portfolios. At the end of the Reporting Period, the portfolio managers for the Portfolios were Christopher Lvoff and Neill Nuttall.

Q	What is the Portfolios’ tactical view and strategy for the months ahead?

A	At the end of the Reporting Period, the GPS Team emphasized three macro themes. First, we believed the U.S. economy was in mild “rollover,” meaning we were expecting somewhat increased economic weakness. We consider the rollover mild rather than severe because of the improvement in U.S. economic data during August 2019. A mild rollover is generally characterized by average equity returns that are close to those seen in economic expansions, in our view. We expect the U.S. economy to carry through the softness and continue to grow. Second, at the end of the Reporting Period, we believed global economic uncertainty had increased overall. Non-U.S. economic data have been mixed, with further deterioration in German manufacturing and Chinese activity data. Third, we considered a dynamic investment approach particularly important, and we planned to address increased economic uncertainty through the Portfolios’ positioning and their levels of risk exposure.

At the asset class level, the GPS Team considers the near-term outlook for equities uncertain. However, in the medium term, equities remain our preferred asset class. Second quarter 2019 U.S. earnings were broadly in line with historical patterns, which we think is positive given the weakness in the macro environment during the same time period. In contrast, corporate earnings revisions were weaker outside of the U.S. Although we considered U.S. stock valuations high at the end of the Reporting Period, we thought they were justified by the macro backdrop. Meanwhile, the U.S. Treasury market reflected greater

PORTFOLIO RESULTS

recessionary risks than the equity and corporate bond markets, in our opinion. For example, at the end of the Reporting Period, 10-year U.S. Treasury yields were below our 2019 year-end target range of 1.75% to 2.25%. In the near term, we expect many of the factors that led to lower bond yields during the Reporting Period to endure, with uncertainty remaining rather high. Overall, we did not consider the risk/reward of fixed income particularly attractive at the end of the Reporting Period, as we believed the U.S. is in the late stage of an economic cycle, when there tends to be upward pressure on credit spreads, and we also perceived risks to the macro outlook. (Credit spreads are yield differentials between corporate bonds and U.S. Treasury securities of comparable maturity.) Accordingly, we favored equities over fixed income at the end of the Reporting Period.

FUND BASICS

Target Date 2020 Portfolio

as of August 31, 2019

TOP TEN HOLDINGS AS OF 8/31/19[1]

Holding	% of Net Assets	Line of Business

Goldman Sachs Access Investment Grade Corporate Bond ETF	32.5%	Exchange Traded Funds
Goldman Sachs ActiveBeta U.S. Large Cap Equity ETF	17.2	Exchange Traded Funds
Vanguard Total International Bond ETF	15.0	Exchange Traded Funds
Goldman Sachs ActiveBeta International Equity ETF	9.5	Exchange Traded Funds
iShares TIPS Bond ETF	4.0	Exchange Traded Funds
Goldman Sachs ActiveBeta Emerging Markets Equity ETF	4.0	Exchange Traded Funds
iShares JP Morgan USD Emerging Markets Bond ETF	2.7	Exchange Traded Funds
iShares Core U.S. Aggregate Bond ETF	2.3	Exchange Traded Funds
Vanguard Long-Term Corporate Bond ETF	2.0	Exchange Traded Funds
Vanguard Real Estate ETF	1.7	Exchange Traded Funds

[1]	The top 10 holdings may not be representative of the Portfolio’s future investments. The top 10 holdings exclude investments in money market funds.

PORTFOLIO COMPOSITION[2]

Percentage of Net Assets	As of August 31, 2019	As of August 31, 2018

Bond Funds	59.8%	71.0%
Stock Funds	19.9	19.0
Foreign Stock Funds	14.9	5.9
Investment Companies	4.2	0.5
Alternative Funds	0.0	2.0

[2]	The Portfolio is actively managed and, as such, its composition may differ over time. The percentage shown for each fund type reflects the value of that fund type as a percentage of the Portfolio’s net assets. Figures above may not sum to 100% due to rounding and/or exclusion of other assets and liabilities.

GOLDMAN SACHS TARGET DATE 2020 PORTFOLIO

Performance Summary

August 31, 2019

The following graph shows the value, as of August 31, 2019, of a $10,000 investment made on November 1, 2009 in Class R6 Shares. For comparative purposes, the performance of the Portfolio’s benchmark, the S&P Target Date to 2020 Index (Total Return, Unhedged, USD), is shown. Performance reflects applicable fee waivers and/or expense limitations currently in effect during the periods shown and in their absence, performance would be reduced. Returns do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. The returns set forth below represent past performance. Past performance does not guarantee future results. The Portfolio’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted below. Please visit our web site at www.GSAMFUNDS.com to obtain the most recent month-end returns.

Target Date 2020 Portfolio’s Lifetime Performance

Performance of a $10,000 investment, with distributions reinvested, from November 1, 2009 through August 31, 2019.

Average Annual Total Return through August 31, 2019*	One Year	Five Years	Ten Years	Since Inception
Class A (Commenced August 22, 2016)
Excluding sales charges	8.09%	N/A	N/A	5.08%
Including sales charges	2.11%	N/A	N/A	3.15%

Institutional (Commenced August 22, 2016)	8.58%	N/A	N/A	5.54%

Service (Commenced August 22, 2016)	8.04%	N/A	N/A	5.00%

Investor (Commenced August 22, 2016)	8.44%	N/A	N/A	5.40%

Class R (Commenced August 22, 2016)	7.82%	N/A	N/A	4.84%

Class R6	8.58%	4.89%	7.01%	—

*	These returns assume reinvestment of all distributions at NAV. These returns reflect a maximum initial sales charge of 5.5% for Class A Shares. Because Institutional, Service, Investor, Class R and Class R6 Shares do not involve a sales charge, such a charge is not applied to their Average Annual Total Returns.

Effective August 22, 2016, the Madison Target Retirement 2020 Fund (the “Predecessor Fund”) was reorganized into the Portfolio. The Portfolio has assumed the Predecessor Fund’s historical performance. The returns for the Predecessor Fund for periods prior to August 29, 2014 reflect the performance of the Madison Target Retirement 2020 Fund’s Class I Shares, a series of Ultra Series Fund (the “Ultra Predecessor Fund”). As of August 29, 2014, the inception date of the Predecessor Fund, the Ultra Predecessor Fund exchanged in kind substantially all of its portfolio holdings for Class R6 shares of the Predecessor Fund. As a result, the Predecessor Fund assumed the performance of the Ultra Predecessor Fund. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown. Past performance does not guarantee future results, which may vary. The value of investments and the income derived from investments will fluctuate and can go down as well as up. A loss of principal may occur.

FUND BASICS

Target Date 2025 Portfolio

as of August 31, 2019

TOP TEN HOLDINGS AS OF 8/31/19[1]

Holding	% of Net Assets	Line of Business

Goldman Sachs Access Investment Grade Corporate Bond ETF	28.8%	Exchange Traded Funds
Goldman Sachs ActiveBeta U.S. Large Cap Equity ETF	22.3	Exchange Traded Funds
Goldman Sachs ActiveBeta International Equity ETF	12.1	Exchange Traded Funds
Vanguard Total International Bond ETF	11.8	Exchange Traded Funds
Goldman Sachs ActiveBeta Emerging Markets Equity ETF	5.4	Exchange Traded Funds
iShares TIPS Bond ETF	3.8	Exchange Traded Funds
iShares JP Morgan USD Emerging Markets Bond ETF	2.5	Exchange Traded Funds
Vanguard Long-Term Corporate Bond ETF	2.3	Exchange Traded Funds
Vanguard Real Estate ETF	2.1	Exchange Traded Funds
iShares MSCI EAFE Small-Cap ETF	1.6	Exchange Traded Funds

[1]	The top 10 holdings may not be representative of the Portfolio’s future investments. The top 10 holdings exclude investments in money market funds.

PORTFOLIO COMPOSITION[2]

Holding	As of August 31, 2019	As of August 31, 2018

Bond Funds	51.7%	53.5%
Stock Funds	25.9	30.9
Foreign Stock Funds	19.1	10.9
Investment Companies	1.8	0.5
Alternative Funds	0.0	2.5

[2]	The Portfolio is actively managed and, as such, its composition may differ over time. The percentage shown for each fund type reflects the value of that fund type as a percentage of the Portfolio’s net assets. Figures above may not sum to 100% due to rounding and/or exclusion of other assets and liabilities.

GOLDMAN SACHS TARGET DATE 2025 PORTFOLIO

Performance Summary

August 31, 2019

The following graph shows the value, as of August 31, 2019, of a $1,000,000 investment made on August 22, 2016 (commencement of operations) in Institutional Shares. For comparative purposes, the performance of the Portfolio’s benchmark, the S&P Target Date to 2025 Index (Total Return, Unhedged, USD), is shown. Performance reflects applicable fee waivers and/or expense limitations currently in effect during the periods shown and in their absence, performance would be reduced. Returns do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. The returns set forth below represent past performance. Past performance does not guarantee future results. The Portfolio’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted below. Please visit our web site at www.GSAMFUNDS.com to obtain the most recent month-end returns.

Target Date 2025 Portfolio’s Lifetime Performance

Performance of a $1,000,000 investment, with distributions reinvested, from August 22, 2016 through August 31, 2019.

Average Annual Total Return through August 31, 2019*	One Year	Since Inception
Class A (Commenced August 22, 2016)
Excluding sales charges	6.35%	6.17%
Including sales charges	0.47%	4.21%

Institutional (Commenced August 22, 2016)	6.78%	6.55%

Service (Commenced August 22, 2016)	6.19%	6.03%

Investor (Commenced August 22, 2016)	6.59%	6.40%

Class R (Commenced August 22, 2016)	6.11%	5.87%

Class R6 (Commenced August 22, 2016)	6.84%	6.58%

*	These returns assume reinvestment of all distributions at NAV. These returns reflect a maximum initial sales charge of 5.5% for Class A Shares. Because Institutional, Service, Investor, Class R and Class R6 Shares do not involve a sales charge, such a charge is not applied to their Average Annual Total Returns.

FUND BASICS

Target Date 2030 Portfolio

as of August 31, 2019

TOP TEN HOLDINGS AS OF 8/31/19[1]

Holding	% of Net Assets	Line of Business

Goldman Sachs ActiveBeta U.S. Large Cap Equity ETF	26.9%	Exchange Traded Funds
Goldman Sachs Access Investment Grade Corporate Bond ETF	24.4	Exchange Traded Funds
Goldman Sachs ActiveBeta International Equity ETF	14.3	Exchange Traded Funds
Vanguard Total International Bond ETF	8.3	Exchange Traded Funds
Goldman Sachs ActiveBeta Emerging Markets Equity ETF	6.3	Exchange Traded Funds
iShares TIPS Bond ETF	3.7	Exchange Traded Funds
Vanguard Long-Term Corporate Bond ETF	2.9	Exchange Traded Funds
Vanguard Real Estate ETF	2.5	Exchange Traded Funds
iShares JP Morgan USD Emerging Markets Bond ETF	2.3	Exchange Traded Funds
iShares MSCI EAFE Small-Cap ETF	2.0	Exchange Traded Funds

[1]	The top 10 holdings may not be representative of the Portfolio’s future investments. The top 10 holdings exclude investments in money market funds.

PORTFOLIO COMPOSITION[2]

Holding	As of August 31, 2019	As of August 31, 2018

Bond Funds	43.2%	43.1%
Stock Funds	30.6	39.9
Foreign Stock Funds	22.6	12.5
Investment Companies	2.6	0.5
Alternative Funds	0.0	2.5

[2]	The Portfolio is actively managed and, as such, its composition may differ over time. The percentage shown for each fund type reflects the value of that fund type as a percentage of the Portfolio’s net assets. Figures above may not sum to 100% due to rounding and/or exclusion of other assets and liabilities.

GOLDMAN SACHS TARGET DATE 2030 PORTFOLIO

Performance Summary

August 31, 2019

The following graph shows the value, as of August 31, 2019, of a $10,000 investment made on November 1, 2009 in Class R6 Shares. For comparative purposes, the performance of the Portfolio’s benchmark, the S&P Target Date to 2030 Index (Total Return, Unhedged, USD), is shown. Performance reflects applicable fee waivers and/or expense limitations currently in effect during the periods shown and in their absence, performance would be reduced. Returns do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. The returns set forth below represent past performance. Past performance does not guarantee future results. The Portfolio’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted below. Please visit our web site at www.GSAMFUNDS.com to obtain the most recent month-end returns.

Target Date 2030 Portfolio’s Lifetime Performance

Performance of a $10,000 investment, with distributions reinvested, from November 1, 2009 through August 31, 2019.

Average Annual Total Return through August 31, 2019*	One Year	Five Years	Ten Years	Since Inception
Class A (Commenced August 22, 2016)
Excluding sales charges	5.09%	N/A	N/A	6.72%
Including sales charges	-0.66%	N/A	N/A	4.74%

Institutional (Commenced August 22, 2016)	5.52%	N/A	N/A	7.15%

Service (Commenced August 22, 2016)	5.01%	N/A	N/A	6.62%

Investor (Commenced August 22, 2016)	5.35%	N/A	N/A	6.96%

Class R (Commenced August 22, 2016)	4.75%	N/A	N/A	6.44%

Class R6	5.53%	5.87%	8.21%	—

*	These returns assume reinvestment of all distributions at NAV. These returns reflect a maximum initial sales charge of 5.5% for Class A Shares. Because Institutional, Service, Investor, Class R and Class R6 Shares do not involve a sales charge, such a charge is not applied to their Average Annual Total Returns.

Effective August 22, 2016, the Madison Target Retirement 2030 Fund (the “Predecessor Fund”) was reorganized into the Portfolio. The Portfolio has assumed the Predecessor Fund’s historical performance. The returns for the Predecessor Fund for periods prior to August 29, 2014 reflect the performance of the Madison Target Retirement 2030 Fund’s Class I Shares, a series of Ultra Series Fund (the “Ultra Predecessor Fund”). As of August 29, 2014, the inception date of the Predecessor Fund, the Ultra Predecessor Fund exchanged in kind substantially all of its portfolio holdings for Class R6 shares of the Predecessor Fund. As a result, the Predecessor Fund assumed the performance of the Ultra Predecessor Fund. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown. Past performance does not guarantee future results, which may vary. The value of investments and the income derived from investments will fluctuate and can go down as well as up. A loss of principal may occur.

FUND BASICS

Target Date 2035 Portfolio

as of August 31, 2019

TOP TEN HOLDINGS AS OF 8/31/19[1]

Holding	% of Net Assets	Line of Business

Goldman Sachs ActiveBeta U.S. Large Cap Equity ETF	31.4%	Exchange Traded Funds
Goldman Sachs Access Investment Grade Corporate Bond ETF	19.9	Exchange Traded Funds
Goldman Sachs ActiveBeta International Equity ETF	16.7	Exchange Traded Funds
Goldman Sachs ActiveBeta Emerging Markets Equity ETF	7.3	Exchange Traded Funds
Vanguard Total International Bond ETF	4.8	Exchange Traded Funds
iShares TIPS Bond ETF	3.3	Exchange Traded Funds
Vanguard Real Estate ETF	3.0	Exchange Traded Funds
Vanguard Long-Term Corporate Bond ETF	2.9	Exchange Traded Funds
Goldman Sachs ActiveBeta U.S. Small Cap Equity ETF	2.5	Exchange Traded Funds
iShares MSCI EAFE Small-Cap ETF	2.1	Exchange Traded Funds

[1]	The top 10 holdings may not be representative of the Portfolio’s future investments. The top 10 holdings exclude investments in money market funds.

PORTFOLIO COMPOSITION[2]

Holding	As of August 31, 2019	As of August 31, 2018

Stock Funds	36.9%	41.6%
Bond Funds	34.0	38.0
Foreign Stock Funds	26.1	15.2
Investment Companies	1.5	0.5
Alternative Funds	0.0	3.0

[2]	The Portfolio is actively managed and, as such, its composition may differ over time. The percentage shown for each fund type reflects the value of that fund type as a percentage of the Portfolio’s net assets. Figures above may not sum to 100% due to rounding and/or exclusion of other assets and liabilities.

GOLDMAN SACHS TARGET DATE 2035 PORTFOLIO

Performance Summary

August 31, 2019

The following graph shows the value, as of August 31, 2019, of a $1,000,000 investment made on August 22, 2016 (commencement of operations) in Institutional Shares. For comparative purposes, the performance of the Portfolio’s benchmark, the S&P Target Date to 2035 Index (Total Return, Unhedged, USD), is shown. Performance reflects applicable fee waivers and/or expense limitations currently in effect during the periods shown and in their absence, performance would be reduced. Returns do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. The returns set forth below represent past performance. Past performance does not guarantee future results. The Portfolio’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted below. Please visit our web site at www.GSAMFUNDS.com to obtain the most recent month-end returns.

Target Date 2035 Portfolio’s Lifetime Performance

Performance of a $1,000,000 investment, with distributions reinvested, from August 22, 2016 through August 31, 2019.

Average Annual Total Return through August 31, 2019*	One Year	Since Inception
Class A (Commenced August 22, 2016)
Excluding sales charges	4.70%	7.09%
Including sales charges	-1.06%	5.11%

Institutional (Commenced August 22, 2016)	5.13%	7.51%

Service (Commenced August 22, 2016)	4.55%	6.96%

Investor (Commenced August 22, 2016)	4.96%	7.33%

Class R (Commenced August 22, 2016)	4.39%	6.80%

Class R6 (Commenced August 22, 2016)	5.11%	7.51%

*	These returns assume reinvestment of all distributions at NAV. These returns reflect a maximum initial sales charge of 5.5% for Class A Shares. Because Institutional, Service, Investor, Class R and Class R6 Shares do not involve a sales charge, such a charge is not applied to their Average Annual Total Returns.

FUND BASICS

Target Date 2040 Portfolio

as of August 31, 2019

TOP TEN HOLDINGS AS OF 8/31/19[1]

Holding	% of Net Assets	Line of Business

Goldman Sachs ActiveBeta U.S. Large Cap Equity ETF	37.5%	Exchange Traded Funds
Goldman Sachs ActiveBeta International Equity ETF	19.6	Exchange Traded Funds
Goldman Sachs Access Investment Grade Corporate Bond ETF	10.1	Exchange Traded Funds
Goldman Sachs ActiveBeta Emerging Markets Equity ETF	8.5	Exchange Traded Funds
Vanguard Real Estate ETF	3.6	Exchange Traded Funds
Vanguard Long-Term Corporate Bond ETF	3.1	Exchange Traded Funds
Goldman Sachs ActiveBeta U.S. Small Cap Equity ETF	2.9	Exchange Traded Funds
iShares MSCI EAFE Small-Cap ETF	2.7	Exchange Traded Funds
Vanguard Total International Bond ETF	2.5	Exchange Traded Funds
Goldman Sachs Access High Yield Corporate Bond ETF	2.5	Exchange Traded Funds

[1]	The top 10 holdings may not be representative of the Portfolio’s future investments. The top 10 holdings exclude investments in money market funds.

PORTFOLIO COMPOSITION[2]

Holding	As of August 31, 2019	As of August 31, 2018

Stock Funds	43.9%	46.4%
Foreign Stock Funds	30.9	15.4
Bond Funds	21.5	33.1
Investment Companies	2.4	0.6
Alternative Funds	0.0	3.0

[2]	The Portfolio is actively managed and, as such, its composition may differ over time. The percentage shown for each fund type reflects the value of that fund type as a percentage of the Portfolio’s net assets. Figures above may not sum to 100% due to rounding and/or exclusion of other assets and liabilities.

GOLDMAN SACHS TARGET DATE 2040 PORTFOLIO

Performance Summary

August 31, 2019

The following graph shows the value, as of August 31, 2019, of a $10,000 investment made on November 1, 2008 in Class R6 Shares. For comparative purposes, the performance of the Portfolio’s benchmark, the S&P Target Date to 2040 Index (Total Return, Unhedged, USD), is shown. Performance reflects applicable fee waivers and/or expense limitations currently in effect during the periods shown and in their absence, performance would be reduced. Returns do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. The returns set forth below represent past performance. Past performance does not guarantee future results. The Portfolio’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted below. Please visit our web site at www.GSAMFUNDS.com to obtain the most recent month-end returns.

Target Date 2040 Portfolio’s Lifetime Performance

Performance of a $10,000 investment, with distributions reinvested, from November 1, 2008 through August 31, 2019.

Average Annual Total Return through August 31, 2019*	One Year	Five Years	Ten Years	Since Inception
Class A (Commenced August 22, 2016)
Excluding sales charges	3.48%	N/A	N/A	7.19%
Including sales charges	-2.19%	N/A	N/A	5.20%

Institutional (Commenced August 22, 2016)	3.82%	N/A	N/A	7.62%

Service (Commenced August 22, 2016)	3.39%	N/A	N/A	7.08%

Investor (Commenced August 22, 2016)	3.78%	N/A	N/A	7.47%

Class R (Commenced August 22, 2016)	3.17%	N/A	N/A	6.91%

Class R6	3.94%	6.20%	8.70%	—

*	These returns assume reinvestment of all distributions at NAV. These returns reflect a maximum initial sales charge of 5.5% for Class A Shares. Because Institutional, Service, Investor, Class R and Class R6 Shares do not involve a sales charge, such a charge is not applied to their Average Annual Total Returns.

Effective August 22, 2016, the Madison Target Retirement 2040 Fund (the “Predecessor Fund”) was reorganized into the Portfolio. The Portfolio has assumed the Predecessor Fund’s historical performance. The returns for the Predecessor Fund for periods prior to August 29, 2014 reflect the performance of the Madison Target Retirement 2040 Fund’s Class I Shares, a series of Ultra Series Fund (the “Ultra Predecessor Fund”). As of August 29, 2014, the inception date of the Predecessor Fund, the Ultra Predecessor Fund exchanged in kind substantially all of its portfolio holdings for Class R6 shares of the Predecessor Fund. As a result, the Predecessor Fund assumed the performance of the Ultra Predecessor Fund. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown. Past performance does not guarantee future results, which may vary. The value of investments and the income derived from investments will fluctuate and can go down as well as up. A loss of principal may occur.

FUND BASICS

Target Date 2045 Portfolio

as of August 31, 2019

TOP TEN HOLDINGS AS OF 8/31/19[1]

Holding	% of Net Assets	Line of Business

Goldman Sachs ActiveBeta U.S. Large Cap Equity ETF	42.0%	Exchange Traded Funds
Goldman Sachs ActiveBeta International Equity ETF	22.7	Exchange Traded Funds
Goldman Sachs ActiveBeta Emerging Markets Equity ETF	9.9	Exchange Traded Funds
Vanguard Real Estate ETF	4.2	Exchange Traded Funds
Goldman Sachs ActiveBeta U.S. Small Cap Equity ETF	4.2	Exchange Traded Funds
Goldman Sachs Access High Yield Corporate Bond ETF	3.6	Exchange Traded Funds
Vanguard Long-Term Corporate Bond ETF	3.5	Exchange Traded Funds
iShares MSCI EAFE Small-Cap ETF	3.3	Exchange Traded Funds
iShares JP Morgan EM Local Currency Bond ETF	1.0	Exchange Traded Funds

[1]	The top 10 holdings may not be representative of the Portfolio’s future investments. The top 10 holdings exclude investments in money market funds.

PORTFOLIO COMPOSITION[2]

Holding	As of August 31, 2019	As of August 31, 2018

Stock Funds	50.3%	49.9%
Foreign Stock Funds	35.9	16.9
Bond Funds	8.1	28.0
Investment Companies	4.0	0.5
Alternative Funds	0.0	3.0

[2]	The Portfolio is actively managed and, as such, its composition may differ over time. The percentage shown for each fund type reflects the value of that fund type as a percentage of the Portfolio’s net assets. Figures above may not sum to 100% due to rounding and/or exclusion of other assets and liabilities.

GOLDMAN SACHS TARGET DATE 2045 PORTFOLIO

Performance Summary

August 31, 2019

The following graph shows the value, as of August 31, 2019, of a $1,000,000 investment made on August 22, 2016 (commencement of operations) in Institutional Shares. For comparative purposes, the performance of the Portfolio’s benchmark, the S&P Target Date to 2045 Index (Total Return, Unhedged, USD), is shown. Performance reflects applicable fee waivers and/or expense limitations currently in effect during the periods shown and in their absence, performance would be reduced. Returns do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. The returns set forth below represent past performance. Past performance does not guarantee future results. The Portfolio’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted below. Please visit our web site at www.GSAMFUNDS.com to obtain the most recent month-end returns.

Target Date 2045 Portfolio’s Lifetime Performance

Performance of a $1,000,000 investment, with distributions reinvested, from August 22, 2016 through August 31, 2019.

Average Annual Total Return through August 31, 2019*	One Year	Since Inception
Class A (Commenced August 22, 2016)
Excluding sales charges	2.37%	7.30%
Including sales charges	-3.30%	5.32%

Institutional (Commenced August 22, 2016)	2.81%	7.72%

Service (Commenced August 22, 2016)	2.30%	7.17%

Investor (Commenced August 22, 2016)	2.71%	7.57%

Class R (Commenced August 22, 2016)	2.10%	7.02%

Class R6 (Commenced August 22, 2016)	2.87%	7.72%

*	These returns assume reinvestment of all distributions at NAV. These returns reflect a maximum initial sales charge of 5.5% for Class A Shares. Because Institutional, Service, Investor, Class R and Class R6 Shares do not involve a sales charge, such a charge is not applied to their Average Annual Total Returns.

FUND BASICS

Target Date 2050 Portfolio

as of August 31, 2019

TOP TEN HOLDINGS AS OF 8/31/19[1]

Holding	% of Net Assets	Line of Business

Goldman Sachs ActiveBeta U.S. Large Cap Equity ETF	41.7%	Exchange Traded Funds
Goldman Sachs ActiveBeta International Equity ETF	22.7	Exchange Traded Funds
Goldman Sachs ActiveBeta Emerging Markets Equity ETF	9.9	Exchange Traded Funds
Vanguard Real Estate ETF	4.0	Exchange Traded Funds
Goldman Sachs ActiveBeta U.S. Small Cap Equity ETF	4.0	Exchange Traded Funds
Goldman Sachs Access High Yield Corporate Bond ETF	3.8	Exchange Traded Funds
iShares MSCI EAFE Small-Cap ETF	3.5	Exchange Traded Funds
Vanguard Long-Term Corporate Bond ETF	3.4	Exchange Traded Funds
iShares JP Morgan EM Local Currency Bond ETF	0.9	Exchange Traded Funds

[1]	The top 10 holdings may not be representative of the Portfolio’s future investments. The top 10 holdings exclude investments in money market funds.

PORTFOLIO COMPOSITION[2]

Percentage of Net Assets	As of August 31, 2019	As of August 31, 2018

Stock Funds	49.8%	52.9%
Foreign Stock Funds	36.1	18.9
Bond Funds	8.0	23.0
Investment Companies	4.5	0.5
Alternative Funds	0.0	3.0

[2]	The Portfolio is actively managed and, as such, its composition may differ over time. The percentage shown for each fund type reflects the value of that fund type as a percentage of the Portfolio’s net assets. Figures above may not sum to 100% due to rounding and/or exclusion of other assets and liabilities.

GOLDMAN SACHS TARGET DATE 2050 PORTFOLIO

Performance Summary

August 31, 2019

The following graph shows the value, as of August 31, 2019, of a $10,000 investment made on January 3, 2011 (commencement of operations of the Ultra Predecessor Fund) in Class R6 Shares. For comparative purposes, the performance of the Portfolio’s benchmark, the S&P Target Date to 2050 Index (Total Return, Unhedged, USD), is shown. Performance reflects applicable fee waivers and/or expense limitations currently in effect during the periods shown and in their absence, performance would be reduced. Returns do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. The returns set forth below represent past performance. Past performance does not guarantee future results. The Portfolio’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted below. Please visit our web site at www.GSAMFUNDS.com to obtain the most recent month-end returns.

Target Date 2050 Portfolio’s Lifetime Performance

Performance of a $10,000 investment, with distributions reinvested, from January 3, 2011 through August 31, 2019.

Average Annual Total Return through August 31, 2019*	One Year	Five Years	Since Inception
Class A (Commenced August 22, 2016)
Excluding sales charges	1.51%	N/A	7.53%
Including sales charges	-4.06%	N/A	5.55%

Institutional (Commenced August 22, 2016)	1.95%	N/A	7.95%

Service (Commenced August 22, 2016)	1.41%	N/A	7.41%

Investor (Commenced August 22, 2016)	1.80%	N/A	7.81%

Class R (Commenced August 22, 2016)	1.25%	N/A	7.26%

Class R6 (Commenced January 3, 2011)	1.96%	6.41%	8.24%

*	These returns assume reinvestment of all distributions at NAV. These returns reflect a maximum initial sales charge of 5.5% for Class A Shares. Because Institutional, Service, Investor, Class R and Class R6 Shares do not involve a sales charge, such a charge is not applied to their Average Annual Total Returns.

Effective August 22, 2016, the Madison Target Retirement 2050 Fund (the “Predecessor Fund”) was reorganized into the Portfolio. The Portfolio has assumed the Predecessor Fund’s historical performance. The returns for the Predecessor Fund for periods prior to August 29, 2014 reflect the performance of the Madison Target Retirement 2050 Fund’s Class I Shares, a series of Ultra Series Fund (the “Ultra Predecessor Fund”). As of August 29, 2014, the inception date of the Predecessor Fund, the Ultra Predecessor Fund exchanged in kind substantially all of its portfolio holdings for Class R6 shares of the Predecessor Fund. As a result, the Predecessor Fund assumed the performance of the Ultra Predecessor Fund. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown. Past performance does not guarantee future results, which may vary. The value of investments and the income derived from investments will fluctuate and can go down as well as up. A loss of principal may occur.

FUND BASICS

Target Date 2055 Portfolio

as of August 31, 2019

TOP TEN HOLDINGS AS OF 8/31/19[1]

Holding	% of Net Assets	Line of Business

Goldman Sachs ActiveBeta U.S. Large Cap Equity ETF	41.8%	Exchange Traded Funds
Goldman Sachs ActiveBeta International Equity ETF	22.8	Exchange Traded Funds
Goldman Sachs ActiveBeta Emerging Markets Equity ETF	9.9	Exchange Traded Funds
Vanguard Real Estate ETF	4.0	Exchange Traded Funds
Goldman Sachs ActiveBeta U.S. Small Cap Equity ETF	4.0	Exchange Traded Funds
Goldman Sachs Access High Yield Corporate Bond ETF	3.8	Exchange Traded Funds
iShares MSCI EAFE Small-Cap ETF	3.5	Exchange Traded Funds
Vanguard Long-Term Corporate Bond ETF	3.4	Exchange Traded Funds
iShares JP Morgan EM Local Currency Bond ETF	1.0	Exchange Traded Funds

[1]	The top 10 holdings may not be representative of the Portfolio’s future investments. The top 10 holdings exclude investments in money market funds.

PORTFOLIO COMPOSITION[2]

Holding	As of August 31, 2019	As of August 31, 2018

Stock Funds	49.8%	56.4%
Foreign Stock Funds	36.2	20.4
Bond Funds	8.2	18.0
Investment Companies	4.1	0.5
Alternative Funds	0.0	3.0

[2]	The Portfolio is actively managed and, as such, its composition may differ over time. The percentage shown for each fund type reflects the value of that fund type as a percentage of the Portfolio’s net assets. Figures above may not sum to 100% due to rounding and/or exclusion of other assets and liabilities.

GOLDMAN SACHS TARGET DATE 2055 PORTFOLIO

Performance Summary

August 31, 2019

The following graph shows the value, as of August 31, 2019, of a $1,000,000 investment made on August 22, 2016 (commencement of operations) in Institutional Shares. For comparative purposes, the performance of the Portfolio’s benchmark, the S&P Target Date to 2055 Index (Total Return, Unhedged, USD), is shown. Performance reflects applicable fee waivers and/or expense limitations currently in effect during the periods shown and in their absence, performance would be reduced. Returns do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. The returns set forth below represent past performance. Past performance does not guarantee future results. The Portfolio’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted below. Please visit our web site at www.GSAMFUNDS.com to obtain the most recent month-end returns.

Target Date 2055 Portfolio’s Lifetime Performance

Performance of a $1,000,000 investment, with distributions reinvested, from August 22, 2016 through August 31, 2019.

Average Annual Total Return through August 31, 2019*	One Year	Since Inception
Class A (Commenced August 22, 2016)
Excluding sales charges	1.39%	7.90%
Including sales charges	-4.19%	5.91%

Institutional (Commenced August 22, 2016)	1.73%	8.33%

Service (Commenced August 22, 2016)	1.33%	7.82%

Investor (Commenced August 22, 2016)	1.65%	8.19%

Class R (Commenced August 22, 2016)	1.20%	7.67%

Class R6 (Commenced August 22, 2016)	1.80%	8.37%

*	These returns assume reinvestment of all distributions at NAV. These returns reflect a maximum initial sales charge of 5.5% for Class A Shares. Because Institutional, Service, Investor, Class R and Class R6 Shares do not involve a sales charge, such a charge is not applied to their Average Annual Total Returns.

FUND BASICS

Target Date 2060 Portfolio

as of August 31, 2019

TOP TEN HOLDINGS AS OF 8/31/19[1]

Holding	% of Net Assets	Line of Business

Goldman Sachs ActiveBeta U.S. Large Cap Equity ETF	42.2%	Exchange Traded Funds
Goldman Sachs ActiveBeta International Equity ETF	22.7	Exchange Traded Funds
Goldman Sachs ActiveBeta Emerging Markets Equity ETF	9.9	Exchange Traded Funds
Goldman Sachs ActiveBeta U.S. Small Cap Equity ETF	4.2	Exchange Traded Funds
Vanguard Real Estate ETF	3.9	Exchange Traded Funds
Goldman Sachs Access High Yield Corporate Bond ETF	3.9	Exchange Traded Funds
iShares MSCI EAFE Small-Cap ETF	3.4	Exchange Traded Funds
Vanguard Long-Term Corporate Bond ETF	3.2	Exchange Traded Funds
iShares JP Morgan EM Local Currency Bond ETF	1.0	Exchange Traded Funds

[1]	The top 10 holdings may not be representative of the Portfolio’s future investments. The top 10 holdings exclude investments in money market funds.

PORTFOLIO COMPOSITION[2]

Holdings	As of August 31, 2019	As of August 31, 2018

Stock Funds	50.3%	57.3%
Foreign Stock Funds	36.0	21.0
Bond Funds	8.1	14.7
Investment Companies	4.3	0.4
Alternative Funds	0.0	2.9

[2]	The Portfolio is actively managed and, as such, its composition may differ over time. The percentage shown for each fund type reflects the value of that fund type as a percentage of the Portfolio’s net assets. Figures above may not sum to 100% due to rounding and/or exclusion of other assets and liabilities.

GOLDMAN SACHS TARGET DATE 2060 PORTFOLIO

Performance Summary

August 31, 2019

The following graph shows the value, as of August 31, 2019, of a $10,000 investment made on (commencement of operations) in Institutional Shares. For comparative purposes, the performance of the Portfolio’s benchmark, the S&P Target Date to 2060 Index (Total Return, Unhedged, USD), is shown. Performance reflects applicable fee waivers and/or expense limitations currently in effect during the periods shown and in their absence, performance would be reduced. Returns do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. The returns set forth below represent past performance. Past performance does not guarantee future results. The Portfolio’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted below. Please visit our web site at www.GSAMFUNDS.com to obtain the most recent month-end returns.

Target Date 2060 Portfolio’s Lifetime Performance

Performance of a $10,000 investment, with distributions reinvested, from through August 31, 2019.

Average Annual Total Return through August 31, 2019*	One Year	Since Inception
Class A (Commenced April 30, 2018)
Excluding sales charges	0.96%	4.08%
Including sales charges	-4.60%	-0.21%

Institutional (Commenced April 30, 2018)	1.36%	4.46%

Service (Commenced April 30, 2018)	0.89%	3.95%

Investor (Commenced April 30, 2018)	1.15%	4.30%

Class R (Commenced April 30, 2018)	0.68%	3.79%

Class R6 (Commenced April 30, 2018)	1.37%	4.47%

*	These returns assume reinvestment of all distributions at NAV. These returns reflect a maximum initial sales charge of 5.5% for Class A Shares. Because Institutional, Service, Investor, Class R and Class R6 Shares do not involve a sales charge, such a charge is not applied to their Average Annual Total Returns.

PORTFOLIO RESULTS

Index Definitions

MSCI ACWI Investable Market Index captures large, mid and small cap representation across 23 developed markets and 26 emerging markets countries.

MSCI China Index captures large and mid cap representation across China H shares, B shares, Red chips, P chips and foreign listings.

MSCI World Index is a broad global equity index that represents large and mid-cap equity performance across 23 developed markets countries. It covers approximately 85% of the free float-adjusted market capitalization in each country.

MSCI Emerging Markets Index captures large-cap and mid-cap representation across 24 emerging markets countries. The index covers approximately 85% of the free float-adjusted market capitalization in each country. Emerging markets countries in the index include Brazil, Chile, China, Colombia, Czech Republic, Egypt, Greece, Hungary, India, Indonesia, Korea, Malaysia, Mexico, Pakistan, Peru, Philippines, Poland, Qatar, Russia, South Africa, Taiwan, Thailand, Turkey and United Arab Emirates.

S&P 500® Index is a U.S. stock market index based on the market capitalizations of 500 large companies having common stock listed on the New York Stock Exchange or NASDAQ. The S&P 500® Index components and their weightings are determined by S&P Dow Jones Indices.

Russell 2000® Index measures the performance of the small-cap segment of the U.S. equity universe. The Russell 2000® Index is a subset of the Russell 3000® Index representing approximately 10% of the total market capitalization of that index. The Russell 2000® Index includes approximately 2000 of the smallest securities based on a combination of their market cap and current index membership. The Russell 2000® Index is constructed to provide a comprehensive and unbiased small-cap barometer and is completely reconstituted annually to ensure larger stocks do not distort the performance and characteristics of the true small-cap opportunity set.

The S&P Target Date Index Series is a component of the S&P Target Allocation Index Family, and is related to the S&P Target Risk Index Series. Both series are broadly representative of the investment opportunity available to investors in target date and target risk funds, respectively. The index series reflects the market consensus for asset allocations for different target date horizons. In particular, each index is representative of the investment opportunity available to investors for the corresponding target date horizon, with asset class exposures driven by a survey of available target date funds for that horizon.

It is not possible to invest directly in an unmanaged index.

GOLDMAN SACHS TARGET DATE 2020 PORTFOLIO

Schedule of Investments

August 31, 2019

Shares	Description	Value

Exchange Traded Funds – 94.6%
Bond Funds – 59.8%
1,864	Goldman Sachs Access High Yield Corporate Bond ETF(a)	$91,787
45,863	Goldman Sachs Access Investment Grade Corporate Bond ETF(a)	2,425,992
1,511	iShares Core U.S. Aggregate Bond ETF	172,450
1,753	iShares JP Morgan USD Emerging Markets Bond ETF	201,630
2,563	iShares TIPS Bond ETF	301,537
1,487	Vanguard Long-Term Corporate Bond ETF	152,537
18,873	Vanguard Total International Bond ETF	1,115,961

		4,461,894

Foreign Stock Funds – 14.9%
9,645	Goldman Sachs ActiveBeta Emerging Markets Equity ETF(a)	300,346
25,433	Goldman Sachs ActiveBeta International Equity ETF(a)	705,257
1,917	iShares MSCI EAFE Small-Cap ETF	106,566

		1,112,169

Stock Funds – 19.9%
21,757	Goldman Sachs ActiveBeta U.S. Large Cap Equity ETF(a)	1,285,186
1,597	Goldman Sachs ActiveBeta U.S. Small Cap Equity ETF(a)	68,408
1,388	Vanguard Real Estate ETF	128,001

		1,481,595

TOTAL EXCHANGE TRADED FUNDS
(Cost $6,462,600)		$7,055,658

Shares	Dividend Rate	Value

Investment Company(a) – 4.2%
Goldman Sachs Financial Square Government Fund – Class R6
313,342	2.045%	$313,342
(Cost $313,342)

TOTAL INVESTMENTS – 98.8%
(Cost $6,775,942)		$7,369,000

OTHER ASSETS IN EXCESS OF LIABILITIES – 1.2%		89,053

NET ASSETS – 100.0%		$7,458,053

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Represents an affiliated fund.

Investment Abbreviations:
ETF	—Exchange Traded Fund
TIPS	—Treasury Inflation Protected Securities

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At August 31, 2019, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Long position contracts:
E-Mini Russell 2000 Index	2	09/20/19	$149,420	$(4,512)

28	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS TARGET DATE 2025 PORTFOLIO

Schedule of Investments

August 31, 2019

Shares	Description	Value

Exchange Traded Funds – 96.7%
Bond Funds – 51.7%
1,705	Goldman Sachs Access High Yield Corporate Bond ETF(a)	$83,958
42,652	Goldman Sachs Access Investment Grade Corporate Bond ETF(a)	2,256,142
983	iShares Core U.S. Aggregate Bond ETF	112,190
1,673	iShares JP Morgan USD Emerging Markets Bond ETF	192,428
2,525	iShares TIPS Bond ETF	297,066
1,782	Vanguard Long-Term Corporate Bond ETF	182,798
15,670	Vanguard Total International Bond ETF	926,567

		4,051,149

Foreign Stock Funds – 19.1%
13,612	Goldman Sachs ActiveBeta Emerging Markets Equity ETF(a)	423,878
34,096	Goldman Sachs ActiveBeta International Equity ETF(a)	945,482
2,308	iShares MSCI EAFE Small-Cap ETF	128,302

		1,497,662

Stock Funds – 25.9%
29,643	Goldman Sachs ActiveBeta U.S. Large Cap Equity ETF(a)	1,751,012
2,633	Goldman Sachs ActiveBeta U.S. Small Cap Equity ETF(a)	112,785
1,820	Vanguard Real Estate ETF	167,840

		2,031,637

TOTAL EXCHANGE TRADED FUNDS
(Cost $7,002,298)		$7,580,448

Shares	Dividend Rate	Value

Investment Company(a) – 1.8%
Goldman Sachs Financial Square Government Fund – Class R6
144,893	2.045%	$144,893
(Cost $144,893)

TOTAL INVESTMENTS – 98.5%
(Cost $7,147,191)		$7,725,341

OTHER ASSETS IN EXCESS OF LIABILITIES – 1.5%		114,188

NET ASSETS – 100.0%		$7,839,529

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Represents an affiliated fund.

Investment Abbreviations:
ETF	—Exchange Traded Fund
TIPS	—Treasury Inflation Protected Securities

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At August 31, 2019, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Long position contracts:
E-Mini Russell 2000 Index	2	09/20/19	$149,420	$(4,512)

The accompanying notes are an integral part of these financial statements.	29

GOLDMAN SACHS TARGET DATE 2030 PORTFOLIO

Schedule of Investments

August 31, 2019

Shares	Description	Value

Exchange Traded Funds – 96.4%
Bond Funds – 43.2%
1,146	Goldman Sachs Access High Yield Corporate Bond ETF(a)	$56,431
25,907	Goldman Sachs Access Investment Grade Corporate Bond ETF(a)	1,370,390
346	iShares Core U.S. Aggregate Bond ETF	39,489
1,131	iShares JP Morgan USD Emerging Markets Bond ETF	130,088
1,762	iShares TIPS Bond ETF	207,299
1,569	Vanguard Long-Term Corporate Bond ETF	160,948
7,875	Vanguard Total International Bond ETF	465,649

		2,430,294

Foreign Stock Funds – 22.6%
11,433	Goldman Sachs ActiveBeta Emerging Markets Equity ETF(a)	356,024
28,964	Goldman Sachs ActiveBeta International Equity ETF(a)	803,172
2,023	iShares MSCI EAFE Small-Cap ETF	112,458

		1,271,654

Stock Funds – 30.6%
25,624	Goldman Sachs ActiveBeta U.S. Large Cap Equity ETF(a)	1,513,610
1,573	Goldman Sachs ActiveBeta U.S. Small Cap Equity ETF(a)	67,380
1,489	Vanguard Real Estate ETF	137,315

		1,718,305

TOTAL EXCHANGE TRADED FUNDS
(Cost $5,033,448)		$5,420,253

Shares	Dividend Rate	Value

Investment Company(a) – 2.6%
Goldman Sachs Financial Square Government Fund – Class R6
148,406	2.045%	$148,406
(Cost $148,406)

TOTAL INVESTMENTS – 99.0%
(Cost $5,181,854)		$5,568,659

OTHER ASSETS IN EXCESS OF LIABILITIES – 1.0%		56,713

NET ASSETS – 100.0%		$5,625,372

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Represents an affiliated fund.

Investment Abbreviations:
ETF	—Exchange Traded Fund
TIPS	—Treasury Inflation Protected Securities

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At August 31, 2019, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Long position contracts:
E-Mini Russell 2000 Index	2	09/20/19	$149,420	$(4,512)

30	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS TARGET DATE 2035 PORTFOLIO

Schedule of Investments

August 31, 2019

Shares	Description	Value

Exchange Traded Funds – 97.0%
Bond Funds – 34.0%
1,685	Goldman Sachs Access High Yield Corporate Bond ETF(a)	$82,973
28,325	Goldman Sachs Access Investment Grade Corporate Bond ETF(a)	1,498,293
1,304	iShares JP Morgan USD Emerging Markets Bond ETF	149,986
2,144	iShares TIPS Bond ETF	252,242
2,115	Vanguard Long-Term Corporate Bond ETF	216,957
6,175	Vanguard Total International Bond ETF	365,128

		2,565,579

Foreign Stock Funds – 26.1%
17,771	Goldman Sachs ActiveBeta Emerging Markets Equity ETF(a)	553,389
45,464	Goldman Sachs ActiveBeta International Equity ETF(a)	1,260,717
2,824	iShares MSCI EAFE Small-Cap ETF	156,986

		1,971,092

Stock Funds – 36.9%
40,053	Goldman Sachs ActiveBeta U.S. Large Cap Equity ETF(a)	2,365,931
4,356	Goldman Sachs ActiveBeta U.S. Small Cap Equity ETF(a)	186,590
2,461	Vanguard Real Estate ETF	226,953

		2,779,474

TOTAL EXCHANGE TRADED FUNDS
(Cost $6,812,315)		$7,316,145

Shares	Dividend Rate	Value

Investment Company(a) – 1.5%
Goldman Sachs Financial Square Government Fund – Class R6
115,949	2.045%	$115,949
(Cost $115,949)

TOTAL INVESTMENTS – 98.5%
(Cost $6,928,264)		$7,432,094

OTHER ASSETS IN EXCESS OF LIABILITIES – 1.5%		111,295

NET ASSETS – 100.0%		$7,543,389

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Represents an affiliated fund.

Investment Abbreviations:
ETF	—Exchange Traded Fund
TIPS	—Treasury Inflation Protected Securities

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At August 31, 2019, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Long position contracts:
E-Mini Russell 2000 Index	2	09/20/19	$149,420	$(4,512)

The accompanying notes are an integral part of these financial statements.	31

GOLDMAN SACHS TARGET DATE 2040 PORTFOLIO

Schedule of Investments

August 31, 2019

Shares	Description	Value

Exchange Traded Funds – 96.3%
Bond Funds – 21.5%
3,931	Goldman Sachs Access High Yield Corporate Bond ETF(a)	$193,571
14,923	Goldman Sachs Access Investment Grade Corporate Bond ETF(a)	789,374
862	iShares JP Morgan EM Local Currency Bond ETF	37,816
726	iShares JP Morgan USD Emerging Markets Bond ETF	83,504
1,201	iShares TIPS Bond ETF	141,298
2,339	Vanguard Long-Term Corporate Bond ETF	239,935
3,305	Vanguard Total International Bond ETF	195,425

		1,680,923

Foreign Stock Funds – 30.9%
21,470	Goldman Sachs ActiveBeta Emerging Markets Equity ETF(a)	668,576
55,460	Goldman Sachs ActiveBeta International Equity ETF(a)	1,537,906
3,849	iShares MSCI EAFE Small-Cap ETF	213,966

		2,420,448

Stock Funds – 43.9%
49,716	Goldman Sachs ActiveBeta U.S. Large Cap Equity ETF(a)	2,936,724
5,220	Goldman Sachs ActiveBeta U.S. Small Cap Equity ETF(a)	223,600
3,030	Vanguard Real Estate ETF	279,426

		3,439,750

TOTAL EXCHANGE TRADED FUNDS
(Cost $7,069,757)		$7,541,121

Shares	Dividend Rate	Value

Investment Company(a) – 2.4%
Goldman Sachs Financial Square Government Fund – Class R6
191,592	2.045%	$191,592
(Cost $191,592)

TOTAL INVESTMENTS – 98.7%
(Cost $7,261,349)		$7,732,713

OTHER ASSETS IN EXCESS OF LIABILITIES – 1.3%		100,550

NET ASSETS – 100.0%		$7,833,263

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Represents affiliated funds.

Investment Abbreviations:
ETF	—Exchange Traded Fund
TIPS	—Treasury Inflation Protected Securities

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At August 31, 2019, the Portfolio had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Long position contracts:
E-Mini Russell 2000 Index	3	09/20/19	$224,130	$(6,768)

32	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS TARGET DATE 2045 PORTFOLIO

Schedule of Investments

August 31, 2019

Shares	Description	Value

Exchange Traded Funds – 94.3%
Bond Funds – 8.1%
5,897	Goldman Sachs Access High Yield Corporate Bond ETF(a)	$290,381
1,782	iShares JP Morgan EM Local Currency Bond ETF	78,177
2,726	Vanguard Long-Term Corporate Bond ETF	279,633

		648,191

Foreign Stock Funds – 35.9%
25,476	Goldman Sachs ActiveBeta Emerging Markets Equity ETF(a)	793,322
65,422	Goldman Sachs ActiveBeta International Equity ETF(a)	1,814,152
4,764	iShares MSCI EAFE Small-Cap ETF	264,831

		2,872,305

Stock Funds – 50.3%
56,796	Goldman Sachs ActiveBeta U.S. Large Cap Equity ETF(a)	3,354,940
7,765	Goldman Sachs ActiveBeta U.S. Small Cap Equity ETF(a)	332,615
3,618	Vanguard Real Estate ETF	333,652

		4,021,207

TOTAL EXCHANGE TRADED FUNDS
(Cost $7,147,490)		$7,541,703

Shares	Dividend Rate	Value

Investment Company(a) – 4.0%
Goldman Sachs Financial Square Government Fund – Class R6
319,828	2.045%	$319,828
(Cost $319,828)

TOTAL INVESTMENTS – 98.3%
(Cost $7,467,318)		$7,861,531

OTHER ASSETS IN EXCESS OF LIABILITIES – 1.7%		132,237

NET ASSETS – 100.0%		$7,993,768

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Represents affiliated funds.

Investment Abbreviations:
ETF	—Exchange Traded Fund

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At August 31, 2019, the Portfolio had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Long position contracts:
E-Mini Russell 2000 Index	3	09/20/19	$224,130	$(6,768)
S&P 500 E-Mini Index	1	09/20/19	146,240	1,503

TOTAL FUTURES CONTRACTS				$(5,265)

The accompanying notes are an integral part of these financial statements.	33

GOLDMAN SACHS TARGET DATE 2050 PORTFOLIO

Schedule of Investments

August 31, 2019

Shares	Description	Value

Exchange Traded Funds – 93.9%
Bond Funds – 8.0%
5,479	Goldman Sachs Access High Yield Corporate Bond ETF(a)	$269,798
1,419	iShares JP Morgan EM Local Currency Bond ETF	62,252
2,383	Vanguard Long-Term Corporate Bond ETF	244,448

		576,498

Foreign Stock Funds – 36.1%
22,825	Goldman Sachs ActiveBeta Emerging Markets Equity ETF(a)	710,771
58,865	Goldman Sachs ActiveBeta International Equity ETF(a)	1,632,326
4,542	iShares MSCI EAFE Small-Cap ETF	252,490

		2,595,587

Stock Funds – 49.8%
50,697	Goldman Sachs ActiveBeta U.S. Large Cap Equity ETF(a)	2,994,672
6,729	Goldman Sachs ActiveBeta U.S. Small Cap Equity ETF(a)	288,238
3,147	Vanguard Real Estate ETF	290,216

		3,573,126

TOTAL EXCHANGE TRADED FUNDS
(Cost $6,396,640)		$6,745,211

Shares	Dividend Rate	Value

Investment Company(a) – 4.5%
Goldman Sachs Financial Square Government Fund – Class R6
326,573	2.045%	$326,573
(Cost $326,573)

TOTAL INVESTMENTS – 98.4%
(Cost $6,723,213)		$7,071,784

OTHER ASSETS IN EXCESS OF LIABILITIES – 1.6%		113,095

NET ASSETS – 100.0%		$7,184,879

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Represents affiliated funds.

Investment Abbreviations:
ETF	—Exchange Traded Fund

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At August 31, 2019, the Portfolio had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Long position contracts:
E-Mini Russell 2000 Index	3	09/20/19	$224,130	$(6,768)
S&P 500 E-Mini Index	1	09/20/19	146,240	1,488

TOTAL FUTURES CONTRACTS				$(5,280)

34	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS TARGET DATE 2055 PORTFOLIO

Schedule of Investments

August 31, 2019

Shares	Description	Value

Exchange Traded Funds – 94.2%
Bond Funds – 8.2%
5,783	Goldman Sachs Access High Yield Corporate Bond ETF(a)	$284,768
1,717	iShares JP Morgan EM Local Currency Bond ETF	75,325
2,437	Vanguard Long-Term Corporate Bond ETF	249,987

		610,080

Foreign Stock Funds – 36.2%
23,631	Goldman Sachs ActiveBeta Emerging Markets Equity ETF(a)	735,869
61,023	Goldman Sachs ActiveBeta International Equity ETF(a)	1,692,168
4,657	iShares MSCI EAFE Small-Cap ETF	258,883

		2,686,920

Stock Funds – 49.8%
52,572	Goldman Sachs ActiveBeta U.S. Large Cap Equity ETF(a)	3,105,428
6,925	Goldman Sachs ActiveBeta U.S. Small Cap Equity ETF(a)	296,634
3,233	Vanguard Real Estate ETF	298,147

		3,700,209

TOTAL EXCHANGE TRADED FUNDS
(Cost $6,645,495)		$6,997,209

Shares	Dividend Rate	Value

Investment Company(a) – 4.1%
Goldman Sachs Financial Square Government Fund – Class R6
306,031	2.045%	$306,031
(Cost $306,031)

TOTAL INVESTMENTS – 98.3%
(Cost $6,951,526)		$7,303,240

OTHER ASSETS IN EXCESS OF LIABILITIES – 1.7%		125,155

NET ASSETS – 100.0%		$7,428,395

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Represents affiliated funds.

Investment Abbreviations:
ETF	—Exchange Traded Fund

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At August 31, 2019, the Portfolio had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Long position contracts:
E-Mini Russell 2000 Index	3	09/20/19	$224,130	$(6,768)
S&P 500 E-Mini Index	1	09/20/19	146,240	1,488

TOTAL FUTURES CONTRACTS				$(5,280)

The accompanying notes are an integral part of these financial statements.	35

GOLDMAN SACHS TARGET DATE 2060 PORTFOLIO

Schedule of Investments

August 31, 2019

Shares	Description	Value

Exchange Traded Funds – 94.4%
Bond Funds – 8.1%
5,944	Goldman Sachs Access High Yield Corporate Bond ETF(a)	$292,696
1,713	iShares JP Morgan EM Local Currency Bond ETF	75,149
2,337	Vanguard Long-Term Corporate Bond ETF	239,730

		607,575

Foreign Stock Funds – 36.0%
23,850	Goldman Sachs ActiveBeta Emerging Markets Equity ETF(a)	742,689
61,680	Goldman Sachs ActiveBeta International Equity ETF(a)	1,710,386
4,579	iShares MSCI EAFE Small-Cap ETF	254,547

		2,707,622

Stock Funds – 50.3%
53,767	Goldman Sachs ActiveBeta U.S. Large Cap Equity ETF(a)	3,176,017
7,419	Goldman Sachs ActiveBeta U.S. Small Cap Equity ETF(a)	317,794
3,228	Vanguard Real Estate ETF	297,686

		3,791,497

TOTAL EXCHANGE TRADED FUNDS
(Cost $6,750,611)		$7,106,694

Shares	Dividend Rate	Value

Investment Company(a) – 4.3%
Goldman Sachs Financial Square Government Fund – Class R6
319,090	2.045%	$319,090
(Cost $319,090)

TOTAL INVESTMENTS – 98.7%
(Cost $7,069,701)		$7,425,784

OTHER ASSETS IN EXCESS OF LIABILITIES – 1.3%		101,256

NET ASSETS – 100.0%		$7,527,040

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Represents affiliated funds.

Investment Abbreviation:
ETF	—Exchange Traded Fund

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At August 31, 2019, the Portfolio had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Long position contracts:
E-Mini Russell 2000 Index	3	09/20/19	$224,130	$(6,768)
S&P 500 E-Mini Index	1	09/20/19	146,240	1,503

TOTAL FUTURES CONTRACTS				$(5,265)

36	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS TARGET DATE PORTFOLIOS

Statements of Assets and Liabilities

August 31, 2019

	Target Date 2020 Portfolio	Target Date 2025 Portfolio	Target Date 2030 Portfolio
Assets:
Investments of unaffiliated issuers, at value (cost $1,996,825, $1,837,145 and $1,144,593)	$2,178,682	$2,007,191	$1,253,247
Investments of affiliated issuers, at value (cost $4,779,117, $5,310,046 and $4,037,261)	5,190,318	5,718,150	4,315,412
Cash	114,530	119,044	87,743
Variation margin on futures contracts	2,120	2,090	2,090
Receivables:
Reimbursement from investment adviser	13,916	24,773	8,797
Collateral on futures contracts(a)	7,150	7,150	7,150
Portfolio shares sold	1,935	240	2,858
Dividends and interest	164	300	286
Other assets	49,892	49,860	49,812
Total assets	7,558,707	7,928,798	5,727,395

Liabilities:
Payables:
Management fees	485	459	291
Distribution and Service fees and Transfer Agency fees	303	459	377
Investments purchased	164	300	286
Accrued expenses	99,702	88,051	101,069
Total liabilities	100,654	89,269	102,023

Net Assets:
Paid-in capital	6,741,025	7,062,341	4,578,442
Total distributable earnings	717,028	777,188	1,046,930
NET ASSETS	$7,458,053	$7,839,529	$5,625,372
Net Assets:
Class A	$66,375	$411,379	$204,351
Institutional	11,800	6,540,040	15,091
Service	11,592	11,940	12,145
Investor	1,180,413	584,823	1,554,096
Class R	11,542	11,887	12,086
Class R6	6,176,331	279,460	3,827,603
Total Net Assets	$7,458,053	$7,839,529	$5,625,372
Shares Outstanding $0.001 par value (unlimited number of shares authorized):
Class A	6,994	38,068	21,476
Institutional	1,236	604,208	1,579
Service	1,219	1,108	1,275
Investor	123,919	54,177	163,014
Class R	1,216	1,104	1,273
Class R6	646,470	25,832	400,442
Net asset value, offering and redemption price per share:(b)
Class A	$9.49	$10.81	$9.52
Institutional	9.55	10.82	9.56
Service	9.51	10.78	9.52	(c)
Investor	9.53	10.79	9.53
Class R	9.49	10.77	9.49
Class R6	9.55	10.82	9.56

(a)	Segregated for initial margin and/or collateral.
(b)	Maximum public offering price per share for Class A Shares of the Target Date 2020, Target Date 2025 and Target Date 2030 Portfolios is $10.04, $11.44 and $10.07, respectively.
(c)	Net asset value may not recalculate due to rounding of fractional shares.

The accompanying notes are an integral part of these financial statements.	37

GOLDMAN SACHS TARGET DATE PORTFOLIOS

Statements of Assets and Liabilities (continued)

August 31, 2019

	Target Date 2035 Portfolio	Target Date 2040 Portfolio		Target Date 2045 Portfolio
Assets:
Investments of unaffiliated issuers, at value (cost $1,241,082, $1,081,828 and $864,914)	$1,368,252	$1,191,370		$956,293
Investments of affiliated issuers, at value (cost $5,687,182, $6,179,521 and $6,602,404)	6,063,842	6,541,343		6,905,238
Cash	114,336	120,043		122,046
Variation margin on futures contracts	2,090	3,135		4,884
Receivables:
Reimbursement from investment adviser	24,645	15,709		23,974
Collateral on futures contracts(a)	7,150	10,725		17,655
Portfolio shares sold	342	604		516
Dividends and interest	256	359		636
Other assets	49,850	49,917		49,867
Total assets	7,630,763	7,933,205		8,081,109

Liabilities:
Payables:
Management fees	339	281		202
Distribution and Service fees and Transfer Agency fees	456	256		415
Investments purchased	256	359		636
Accrued expenses	86,323	99,046		86,088
Total liabilities	87,374	99,942		87,341

Net Assets:
Paid-in capital	6,615,468	6,323,551		7,072,649
Total distributable earnings	927,921	1,509,712		921,119
NET ASSETS	$7,543,389	$7,833,263		$7,993,768
Net Assets:
Class A	$284,960	$79,725		$164,989
Institutional	5,811,222	12,495		6,205,041
Service	12,264	12,306		12,338
Investor	976,442	667,243		857,112
Class R	12,207	12,250		12,283
Class R6	446,294	7,049,244		742,005
Total Net Assets	$7,543,389	$7,833,263		$7,993,768
Shares Outstanding $0.001 par value (unlimited number of shares authorized):
Class A	26,357	8,781		15,444
Institutional	534,408	1,368		577,944
Service	1,133	1,353		1,154
Investor	90,139	73,240		80,023
Class R	1,129	1,351		1,152
Class R6	41,077	771,465		69,157
Net asset value, offering and redemption price per share:(b)
Class A	$10.81	$9.08		$10.68
Institutional	10.87	9.13		10.74
Service	10.82	9.09	(c)	10.69
Investor	10.83	9.11		10.71
Class R	10.81	9.06	(c)	10.66
Class R6	10.86	9.14		10.73

(a)	Segregated for initial margin and/or collateral.
(b)	Maximum public offering price per share for Class A Shares of the Target Date 2035, Target Date 2040 and Target Date 2045 Portfolios is $11.44, $9.61 and $11.30, respectively.
(c)	Net asset value may not recalculate due to rounding of fractional shares.

38	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS TARGET DATE PORTFOLIOS

Statements of Assets and Liabilities (continued)

August 31, 2019

	Target Date 2050 Portfolio	Target Date 2055 Portfolio		Target Date 2060 Portfolio
Assets:
Investments of unaffiliated issuers, at value (cost $769,447, $801,522 and $786,308)	$849,406	$882,342		$867,112
Investments of affiliated issuers, at value (cost $5,953,766, $6,150,004 and $6,283,393)	6,222,378	6,420,898		6,558,672
Cash	111,073	115,657		116,223
Variation margin on futures contracts	4,885	4,884		4,884
Receivables:
Reimbursement from investment adviser	19,693	24,158		3,908
Collateral on futures contracts(a)	17,655	17,655		17,655
Portfolio shares sold	1,024	1,084		316
Dividends and interest	640	606		586
Other assets	49,851	49,837		53,048
Total assets	7,276,605	7,517,121		7,622,404

Liabilities:
Payables:
Management fees	177	184		183
Distribution and Service fees and Transfer Agency fees	381	385		146
Investments purchased	640	606		586
Accrued expenses	90,528	87,551		94,449
Total liabilities	91,726	88,726		95,364

Net Assets:
Paid-in capital	5,869,894	6,475,271		7,167,077
Total distributable earnings	1,314,985	953,124		359,963
NET ASSETS	$7,184,879	$7,428,395		$7,527,040
Net Assets:
Class A	$358,980	$161,753		$19,774
Institutional	16,419	6,125,358		10,606
Service	12,416	12,556		10,536
Investor	998,408	722,588		10,586
Class R	12,359	12,502		10,516
Class R6	5,786,297	393,638		7,465,022
Total Net Assets	$7,184,879	$7,428,395		$7,527,040
Shares Outstanding $0.001 par value (unlimited number of shares authorized):
Class A	35,449	15,297		1,900
Institutional	1,611	576,115		1,016
Service	1,223	1,186		1,013
Investor	98,204	68,145		1,015
Class R	1,219	1,187		1,012
Class R6	567,685	37,039		715,466
Net asset value, offering and redemption price per share:(b)
Class A	$10.13	$10.57		$10.41
Institutional	10.19	10.63		10.43	(c)
Service	10.15	10.59		10.40
Investor	10.17	10.60		10.43
Class R	10.14	10.54	(c)	10.39
Class R6	10.19	10.63		10.43

(a)	Segregated for initial margin and/or collateral.
(b)	Maximum public offering price per share for Class A Shares of the Target Date 2050, Target Date 2055 and Target Date 2060 Portfolios is $10.72, $11.19 and $11.02, respectively.
(c)	Net asset value may not recalculate due to rounding of fractional shares.

The accompanying notes are an integral part of these financial statements.	39

GOLDMAN SACHS TARGET DATE PORTFOLIOS

Statements of Operations

For the Fiscal Year Ended August 31, 2019

	Target Date 2020 Portfolio	Target Date 2025 Portfolio	Target Date 2030 Portfolio
Investment income:

Dividends — unaffiliated issuers	$300,130	$105,145	$373,740

Dividends — affiliated issuers	108,856	111,972	85,674

Interest	136	106	101

Total investment income	409,122	217,223	459,515

Expenses:

Professional fees	120,487	104,551	122,922

Registration fees	89,104	87,544	90,234

Custody, accounting and administrative services	78,939	65,278	73,101

Printing and mailing costs	40,649	34,667	46,913

Management fees	37,984	20,120	50,369

Trustee fees	26,951	26,922	26,937

Transfer Agency fees(a)	6,171	4,227	8,425

Distribution and Service fees(a)	236	790	1,129

Other	35	8,477	—

Total expenses	400,556	352,576	420,030

Less — expense reductions	(363,142)	(336,281)	(364,843)

Net expenses	37,414	16,295	55,187

NET INVESTMENT INCOME	371,708	200,928	404,328

Realized and unrealized gain (loss):

Net realized gain (loss) from:

Investments — unaffiliated issuers	317,798	231,380	1,556,583

Investment — affiliated issuers	6,625	(4,767)	2,790

In-kind redemptions	63,851	—	2,723,842

Futures contracts	(969)	(934)	9,569

Net change in unrealized gain (loss) on:

Investments — unaffiliated issuers	(1,618,929)	(519,025)	(7,598,010)

Investments — affiliated issuers	411,201	408,104	278,151

Futures contracts	(4,512)	(4,512)	(4,512)

Net realized and unrealized gain (loss)	(824,935)	110,246	(3,031,587)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(453,227)	$311,174	$(2,627,259)

(a)	Class specific Distribution and/or Service and Transfer Agency fees were as follows:

	Distribution and/or Service Fees			Transfer Agency Fees
Portfolio	Class A	Service	Class R	Class A	Institutional	Service	Investor	Class R	Class R6
Target Date 2020	$125	$54	$57	$90	$5	$4	$1,825	$20	$4,227
Target Date 2025	675	56	59	482	2,829	5	823	21	67
Target Date 2030	534	507	88	384	5	40	2,431	32	5,533

40	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS TARGET DATE PORTFOLIOS

Statements of Operations (continued)

For the Fiscal Year Ended August 31, 2019

	Target Date 2035 Portfolio	Target Date 2040 Portfolio	Target Date 2045 Portfolio
Investment income:

Dividends — unaffiliated issuers	$90,928	$244,737	$77,159

Dividends — affiliated issuers	112,885	121,303	119,347

Interest	106	156	231

Total investment income	203,919	366,196	196,737

Expenses:

Professional fees	104,550	120,487	104,550

Registration fees	87,555	89,490	87,548

Custody, accounting and administrative services	63,484	78,638	62,817

Printing and mailing costs	35,349	42,521	35,371

Management fees	20,348	41,106	21,041

Trustee fees	26,922	26,974	26,930

Transfer Agency fees(a)	4,830	6,044	4,530

Distribution and Service fees(a)	586	316	493

Other	8,495	826	8,508

Total expenses	352,119	406,402	351,788

Less — expense reductions	(335,866)	(368,448)	(337,025)

Net expenses	16,253	37,954	14,763

NET INVESTMENT INCOME	187,666	328,242	181,974

Realized and unrealized gain (loss):

Net realized gain (loss) from:

Investments — unaffiliated issuers	533,570	1,393,660	618,829

Investment — affiliated issuers	(1,725)	(374)	(3,379)

In-kind redemptions	—	1,860,698	—

Futures contracts	(929)	11,638	19,664

Net change in unrealized gain (loss) on:

Investments — unaffiliated issuers	(980,820)	(5,717,450)	(1,183,167)

Investments — affiliated issuers	376,660	361,822	302,834

Futures contracts	(4,512)	(6,768)	(5,265)

Net realized and unrealized gain (loss)	(77,756)	(2,096,774)	(250,484)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$109,910	$(1,768,532)	$(68,510)

(a)	Class specific Distribution and Service and/or Transfer Agency fees were as follows:

	Distribution and/or Service Fees			Transfer Agency Fees
Portfolio	Class A	Service	Class R	Class A	Institutional	Service	Investor	Class R	Class R6
Target Date 2035	$470	$58	$58	$336	$2,657	$5	$1,712	$21	$99
Target Date 2040	157	59	100	112	5	5	1,183	36	4,703
Target Date 2045	325	59	109	233	2,824	5	1,287	39	142

The accompanying notes are an integral part of these financial statements.	41

GOLDMAN SACHS TARGET DATE PORTFOLIOS

Statements of Operations (continued)

For the Fiscal Year Ended August 31, 2019

	Target Date 2050 Portfolio	Target Date 2055 Portfolio	Target Date 2060 Portfolio
Investment income:

Dividends — unaffiliated issuers	$145,533	$72,147	$44,221

Dividends — affiliated issuers	110,932	112,498	116,014

Interest	234	239	239

Total investment income	256,699	184,884	160,474

Expenses:

Professional fees	120,487	104,833	92,428

Registration fees	88,983	87,555	120,095

Custody, accounting and administrative services	66,431	64,741	55,409

Printing and mailing costs	38,983	35,525	30,833

Management fees	29,610	20,238	17,045

Trustee fees	26,939	26,920	27,342

Transfer Agency fees(a)	5,353	4,253	2,098

Distribution and Service fees(a)	850	496	136

Amortization of offering costs	—	—	85,233

Other	5,142	8,496	12,348

Total expenses	382,778	353,057	442,967

Less — expense reductions	(356,498)	(338,519)	(435,293)

Net expenses	26,280	14,538	7,674

NET INVESTMENT INCOME	230,419	170,346	152,800

Realized and unrealized gain (loss):

Net realized gain (loss) from:

Investments — unaffiliated issuers	1,117,674	746,791	(73,042)

Investment — affiliated issuers	(7,182)	(9,014)	(10,373)

In-kind redemptions	1,173,407	—	—

Futures contracts	23,303	19,234	18,536

Net change in unrealized gain (loss) on:

Investments — unaffiliated issuers	(3,963,338)	(1,401,526)	(120,188)

Investments — affiliated issuers	268,612	270,894	275,279

Futures contracts	(5,280)	(5,280)	(5,265)

Net realized and unrealized gain (loss)	(1,392,804)	(378,901)	84,947

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(1,162,385)	$(208,555)	$237,747

(a)	Class specific Distribution and/or Service and Transfer Agency fees were as follows:

	Distribution and/or Service Fees			Transfer Agency Fees
Portfolio	Class A	Service	Class R	Class A	Institutional	Service	Investor	Class R	Class R6
Target Date 2050	$730	$60	$60	$522	$6	$5	$1,615	$22	$3,183
Target Date 2055	331	61	104	237	2,826	5	1,067	37	81
Target Date 2060	35	51	50	25	4	4	18	18	2,029

42	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS TARGET DATE PORTFOLIOS

Statements of Changes in Net Assets

	Target Date 2020 Portfolio			Target Date 2025 Portfolio
	For the Fiscal Year Ended August 31, 2019	For the Fiscal Year Ended August 31, 2018		For the Fiscal Year Ended August 31, 2019	For the Fiscal Year Ended August 31, 2018
From operations:

Net investment income	$371,708	$922,532		$200,928	$215,078

Net realized gain (loss)	387,305	1,440,945		225,679	290,566

Net change in unrealized gain (loss)	(1,212,240)	(833,541)		(115,433)	119,284
Net increase (decrease) in net assets resulting from operations	(453,227)	1,529,936		311,174	624,928

Distributions to shareholders:

From distributable earnings:

Class A Shares	(3,345)	(1,372	)(a)	(10,582)	(782	)(a)

Institutional Shares	(710)	(919	)(a)	(431,780)	(323,174	)(a)

Service Shares	(650)	(866	)(a)	(744)	(272	)(a)

Investor Shares	(60,097)	(72,508	)(a)	(29,361)	(10,108	)(a)

Class R Shares	(734)	(852	)(a)	(724)	(256	)(a)

Class R6 Shares	(2,212,945)	(4,069,371	)(a)	(13,097)	(2,790	)(a)

Total distributions to shareholders	(2,278,481)	(4,145,888)		(486,288)	(337,382)

From share transactions:

Proceeds from sales of shares	6,063,428	3,009,932		547,404	811,765

Reinvestment of distributions	2,278,481	4,145,888		486,288	337,382

Cost of shares redeemed in connection with in-kind transactions	(39,184,399)	—		—	—

Cost of shares redeemed	(4,853,436)	(6,614,042)		(4,433,685)	(850,266)

Net increase (decrease) in net assets resulting from share transactions	(35,695,926)	541,778		(3,399,993)	298,881

TOTAL INCREASE (DECREASE)	(38,427,634)	(2,074,174)		(3,575,107)	586,427

Net assets:(b)
Beginning of year	45,885,687	47,959,861		11,414,636	10,828,209

End of year	$7,458,053	$45,885,687		$7,839,529	$11,414,636

(a)	Prior fiscal year information has been revised to conform to current year presentation, see prior year presentation below:

Distributions from net investment income:	Class A	Institutional	Service	Investor	Class R	Class R6
Target Date 2020 Portfolio	$(282)	$(211)	$(159)	$(16,543)	$(145)	$(936,697)
Target Date 2025 Portfolio	(375)	(190,671)	(139)	(5,981)	(123)	(1,700)

Distributions from net realized gains:	Class A	Institutional	Service	Investor	Class R	Class R6
Target Date 2020 Portfolio	$(1,090)	$(708)	$(707)	$(55,965)	$(707)	$(3,132,674)
Target Date 2025 Portfolio	(407)	(132,503)	(133)	(4,127)	(133)	(1,090)

(b)	Prior fiscal year information has been revised to conform with current year presentation. Undistributed net investment income was $456,433 and $109,700 for the Target Date 2020 and Target Date 2025 Portfolios, respectively as of August 31, 2018.

The accompanying notes are an integral part of these financial statements.	43

GOLDMAN SACHS TARGET DATE PORTFOLIOS

Statements of Changes in Net Assets (continued)

	Target Date 2030 Portfolio			Target Date 2035 Portfolio
	For the Fiscal Year Ended August 31, 2019	For the Fiscal Year Ended August 31, 2018		For the Fiscal Year Ended August 31, 2019	For the Fiscal Year Ended August 31, 2018
From operations:

Net investment income	$404,328	$1,442,870		$187,666	$223,673

Net realized gain (loss)	4,292,784	2,712,074		530,916	320,714

Net change in unrealized gain (loss)	(7,324,371)	1,247,578		(608,672)	377,089
Net increase (decrease) in net assets resulting from operations	(2,627,259)	5,402,522		109,910	921,476

Distributions to shareholders:

From distributable earnings:

Class A Shares	(20,039)	(24,977	)(a)	(11,723)	(850	)(a)

Institutional Shares	(812)	(1,342	)(a)	(479,189)	(363,258	)(a)

Service Shares	(2,304)	(1,286	)(a)	(968)	(311	)(a)

Investor Shares	(86,376)	(166,064	)(a)	(81,425)	(22,720	)(a)

Class R Shares	(1,772)	(2,878	)(a)	(955)	(296	)(a)

Class R6 Shares	(4,054,743)	(8,948,382	)(a)	(23,390)	(3,059	)(a)

Total distributions to shareholders	(4,166,046)	(9,144,929)		(597,650)	(390,494)

From share transactions:

Proceeds from sales of shares	3,493,800	4,794,234		645,080	1,191,837

Reinvestment of distributions	4,166,046	9,144,928		597,650	390,494

Cost of shares redeemed in connection with in-kind transactions	(65,474,000)	—		—	—

Cost of shares redeemed	(6,463,976)	(9,436,035)		(5,700,240)	(772,931)

Net increase (decrease) in net assets resulting from share transactions	(64,278,130)	4,503,127		(4,457,510)	809,400

TOTAL INCREASE (DECREASE)	(71,071,435)	760,720		(4,945,250)	1,340,382

Net assets:(b)
Beginning of year	76,696,807	75,936,087		12,488,639	11,148,257

End of year	$5,625,372	$76,696,807		$7,543,389	$12,488,639

(a)	Prior fiscal year information has been revised to conform to current year presentation, see prior year presentation below:

Distributions from net investment income:	Class A	Institutional	Service	Investor	Class R	Class R6
Target Date 2030 Portfolio	$(3,123)	$(204)	$(150)	$(25,079)	$(332)	$(1,365,572)
Target Date 2035 Portfolio	(389)	(188,851)	(136)	(11,788)	(120)	(1,665)

Distributions from net realized gains:	Class A	Institutional	Service	Investor	Class R	Class R6
Target Date 2030 Portfolio	$(21,854)	$(1,138)	$(1,136)	$(140,985)	$(2,546)	$(7,582,810)
Target Date 2035 Portfolio	(461)	(174,407)	(175)	(10,932)	(176)	(1,394)

(b)	Prior fiscal year information has been revised to conform with current year presentation. Undistributed net investment income was $721,043 and $112,191 for the Target Date 2030 and Target Date 2035 Portfolios, respectively as of August 31, 2018.

44	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS TARGET DATE PORTFOLIOS

Statements of Changes in Net Assets (continued)

	Target Date 2040 Portfolio			Target Date 2045 Portfolio
	For the Fiscal Year Ended August 31, 2019	For the Fiscal Year Ended August 31, 2018		For the Fiscal Year Ended August 31, 2019	For the Fiscal Year Ended August 31, 2018
From operations:

Net investment income	$328,242	$926,680		$181,974	$221,731

Net realized gain (loss)	3,265,622	2,439,258		635,114	426,539

Net change in unrealized gain (loss)	(5,362,396)	819,690		(885,598)	432,827
Net increase (decrease) in net assets resulting from operations	(1,768,532)	4,185,628		(68,510)	1,081,097

Distributions to shareholders:

From distributable earnings:

Class A Shares	(3,694)	(2,658	)(a)	(10,785)	(3,096	)(a)

Institutional Shares	(904)	(1,557	)(a)	(588,234)	(415,824	)(a)

Service Shares	(840)	(1,501	)(a)	(1,126)	(364	)(a)

Investor Shares	(48,648)	(69,327	)(a)	(66,026)	(15,749	)(a)

Class R Shares	(2,512)	(3,557	)(a)	(3,843)	(1,025	)(a)

Class R6 Shares	(3,240,146)	(6,631,513	)(a)	(32,290)	(3,031	)(a)

Total distributions to shareholders	(3,296,744)	(6,710,113)		(702,304)	(439,089)

From share transactions:

Proceeds from sales of shares	6,381,873	2,240,301		758,057	919,531

Reinvestment of distributions	3,296,744	6,710,113		702,304	439,087

Cost of shares redeemed in connection with in-kind transactions	(40,635,861)	—		—	—

Cost of shares redeemed	(6,308,790)	(5,356,520)		(5,197,424)	(811,250)

Net increase (decrease) in net assets resulting from share transactions	(37,266,034)	3,593,894		(3,737,063)	547,368

TOTAL INCREASE (DECREASE)	(42,331,310)	1,069,409		(4,507,877)	1,189,376

Net assets:(b)
Beginning of year	50,164,573	49,095,164		12,501,645	11,312,269

End of year	$7,833,263	$50,164,573		$7,993,768	$12,501,645

(a)	Prior fiscal year information has been revised to conform to current year presentation, see prior year presentation below:

Distributions from net investment income:	Class A	Institutional	Service	Investor	Class R	Class R6
Target Date 2040 Portfolio	$(317)	$(208)	$(154)	$(9,199)	$(369)	$(890,648)
Target Date 2045 Portfolio	(1,331)	(191,700)	(139)	(7,286)	(390)	(1,489)

Distributions from net realized gains:	Class A	Institutional	Service	Investor	Class R	Class R6
Target Date 2040 Portfolio	$(2,341)	$(1,349)	$(1,347)	$(60,128)	$(3,188)	$(5,740,865)
Target Date 2045 Portfolio	(1,765)	(224,124)	(225)	(8,463)	(635)	(1,542)

(b)	Prior fiscal year information has been revised to conform with current year presentation. Undistributed net investment income was $461,837 and $109,812 for the Target Date 2040 and Target Date 2045 Portfolios, respectively as of August 31, 2018.

The accompanying notes are an integral part of these financial statements.	45

GOLDMAN SACHS TARGET DATE PORTFOLIOS

Statements of Changes in Net Assets (continued)

	Target Date 2050 Portfolio			Target Date 2055 Portfolio
	For the Fiscal Year Ended August 31, 2019	For the Fiscal Year Ended August 31, 2018		For the Fiscal Year Ended August 31, 2019	For the Fiscal Year Ended August 31, 2018
From operations:

Net investment income	$230,419	$539,105		$170,346	$221,054

Net realized gain (loss)	2,307,202	1,186,611		757,011	511,715

Net change in unrealized gain (loss)	(3,700,006)	1,058,332		(1,135,912)	517,717
Net increase (decrease) in net assets resulting from operations	(1,162,385)	2,784,048		(208,555)	1,250,486

Distributions to shareholders:

From distributable earnings:

Class A Shares	(15,098)	(7,281	)(a)	(13,894)	(3,564	)(a)

Institutional Shares	(872)	(913	)(a)	(697,581)	(476,510	)(a)

Service Shares	(751)	(856	)(a)	(1,388)	(423	)(a)

Investor Shares	(58,460)	(62,421	)(a)	(64,947)	(12,994	)(a)

Class R Shares	(734)	(841	)(a)	(4,246)	(1,218	)(a)

Class R6 Shares	(1,765,302)	(2,160,926	)(a)	(22,950)	(2,400)

Total distributions to shareholders	(1,841,217)	(2,233,238)		(805,006)	(497,109)

From share transactions:

Proceeds from sales of shares	5,794,899	4,089,517		518,657	573,293

Reinvestment of distributions	1,841,217	2,233,238		805,006	497,109

Cost of shares redeemed in connection with in-kind transactions	(23,832,062)	—		—	—

Cost of shares redeemed	(4,181,735)	(2,700,388)		(5,531,329)	(654,371)

Net increase (decrease) in net assets resulting from share transactions	(20,377,681)	3,622,367		(4,207,666)	416,031

TOTAL INCREASE (DECREASE)	(23,381,283)	4,173,177		(5,221,227)	1,169,408

Net assets: (b)
Beginning of year	30,566,162	26,392,985		12,649,622	11,480,214

End of year	$7,184,879	$30,566,162		$7,428,395	$12,649,622

(a)	Prior fiscal year information has been revised to conform to current year presentation, see prior year presentation below:

Distributions from net investment income:	Class A	Institutional	Service	Investor	Class R	Class R6
Target Date 2050 Portfolio	$(1,493)	$(200)	$(144)	$(13,606)	$(127)	$(474,938)
Target Date 2055 Portfolio	(1,292)	(193,278)	(139)	(5,284)	(440)	(1,022)

Distributions from net realized gains:	Class A	Institutional	Service	Investor	Class R	Class R6
Target Date 2050 Portfolio	$(5,788)	$(713)	$(712)	$(48,815)	$(714)	$(1,685,988)
Target Date 2055 Portfolio	(2,272)	(283,232)	(284)	(7,710)	(778)	(1,378)

(b)	Prior fiscal year information has been revised to conform with current year presentation. Undistributed net investment income was $263,044 and $108,193 for the Target Date 2050 and Target Date 2055 Portfolios, respectively as of August 31, 2018.

46	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS TARGET DATE PORTFOLIOS

Statements of Changes in Net Assets (continued)

	Target Date 2060 Portfolio
	For the Fiscal Year Ended August 31, 2019	For the Fiscal Year Ended August 31, 2018(a)
From operations:

Net investment income	$152,800	$31,893

Net realized gain (loss)	(64,879)	(2,528)

Net change in unrealized gain (loss)	149,826	200,992
Net increase (decrease) in net assets resulting from operations	237,747	230,357

Distributions to shareholders:

From distributable earnings:

Class A Shares	(125)	—

Institutional Shares	(151)	—

Service Shares	(118)	—

Investor Shares	(142)	—

Class R Shares	(108)	—

Class R6 Shares	(107,558)	—

Total distributions to shareholders	(108,202)	—

From share transactions:

Proceeds from sales of shares	2,060,204	5,000,010

Reinvestment of distributions	108,202	—

Cost of shares redeemed	(1,268)	(10)

Net increase (decrease) in net assets resulting from share transactions	2,167,138	5,000,000

TOTAL INCREASE (DECREASE)	2,296,683	5,230,357

Net assets: (b)
Beginning of year	5,230,357	—

End of year	$7,527,040	$5,230,357

(a)	Commenced operations on April 30, 2018.
(b)	Prior fiscal year information has been revised to conform with current year presentation. Undistributed net investment income was $31,954 for the Target Date 2060 Portfolio as of August 31, 2018.

The accompanying notes are an integral part of these financial statements.	47

GOLDMAN SACHS TARGET DATE 2020 PORTFOLIO

Financial Highlights

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Target Date 2020 Portfolio
	Class A Shares
	Year Ended August 31,		Period November 1, 2016 – August 31, 2017*		Period Ended October 31, 2016(a)
	2019	2018
Per Share Data

Net asset value, beginning of period	$9.38	$9.93	$9.90		$10.05

Net investment income(b)	0.21	0.14	0.10		0.02

Net realized and unrealized gain (loss)	0.48	0.14	0.47		(0.17)

Total from investment operations	0.69	0.28	0.57		(0.15)

Distributions to shareholders from net investment income	(0.21)	(0.16)	(0.16)		—

Distributions to shareholders from net realized gains	(0.37)	(0.67)	(0.38)		—

Total distributions	(0.58)	(0.83)	(0.54)		—

Net asset value, end of period	$9.49	$9.38	$9.93		$9.90

Total return(c)	8.09%	2.89%	6.06%		(1.49)%

Net assets, end of period (in 000s)	$66	$57	$16		$10

Ratio of net expenses to average net assets(d)	0.58%	0.70%	0.72	%(e)	0.74	%(e)

Ratio of total expenses to average net assets(d)	4.95%	1.31%	1.26	%(e)	3.01	%(e)

Ratio of net investment income to average net assets	2.36%	1.45%	1.21	%(e)	0.94	%(e)

Portfolio turnover rate(f)	180%	200%	189%		204%

*	The Portfolio changed its fiscal year end from October 31 to August 31.
(a)	Commenced operations on August 22, 2016.
(b)	Calculated based on the average shares outstanding methodology.
(c)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Portfolio distributions or the redemption of Portfolio shares. Total returns for periods less than one full year are not annualized.
(d)	Expense ratios exclude the expenses of the Underlying Funds in which the Portfolio invests.
(e)	Annualized.
(f)	The Portfolio’s turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Portfolio’s turnover rate may be higher.

48	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS TARGET DATE 2020 PORTFOLIO

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Target Date 2020 Portfolio
	Institutional Shares
	Year Ended August 31,		Period November 1, 2016 – August 31, 2017*		Period Ended October 31, 2016(a)
	2019	2018
Per Share Data

Net asset value, beginning of period	$9.42	$9.96	$9.91		$10.05

Net investment income(b)	0.24	0.18	0.13		0.03

Net realized and unrealized gain (loss)	0.50	0.14	0.48		(0.17)

Total from investment operations	0.74	0.32	0.61		(0.14)

Distributions to shareholders from net investment income	(0.24)	(0.19)	(0.18)		—

Distributions to shareholders from net realized gains	(0.37)	(0.67)	(0.38)		—

Total distributions	(0.61)	(0.86)	(0.56)		—

Net asset value, end of period	$9.55	$9.42	$9.96		$9.91

Total return(c)	8.58%	3.33%	6.42%		(1.39)%

Net assets, end of period (in 000s)	$12	$11	$10		$10

Ratio of net expenses to average net assets(d)	0.18%	0.30%	0.32	%(e)	0.34	%(e)

Ratio of total expenses to average net assets(d)	4.73%	0.81%	0.96	%(e)	2.61	%(e)

Ratio of net investment income to average net assets	2.69%	1.93%	1.66	%(e)	1.34	%(e)

Portfolio turnover rate(f)	180%	200%	189%		204%

*	The Portfolio changed their fiscal year end from October 31 to August 31.
(a)	Commenced operations on August 22, 2016.
(b)	Calculated based on the average shares outstanding methodology.
(c)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Portfolio distributions or the redemption of Portfolio shares. Total returns for periods less than one full year are not annualized.
(d)	Expense ratios exclude the expenses of the Underlying Funds in which the Portfolio invests.
(e)	Annualized.
(f)	The Portfolio’s turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Portfolio’s turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	49

GOLDMAN SACHS TARGET DATE 2020 PORTFOLIO

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Target Date 2020 Portfolio
	Service Shares
	Year Ended August 31,		Period November 1, 2016 – August 31, 2017*		Period Ended October 31, 2016(a)
	2019	2018
Per Share Data

Net asset value, beginning of period	$9.38	$9.93	$9.90		$10.05

Net investment income(b)	0.20	0.14	0.09		0.02

Net realized and unrealized gain (loss)	0.49	0.12	0.48		(0.17)

Total from investment operations	0.69	0.26	0.57		(0.15)

Distributions to shareholders from net investment income	(0.19)	(0.14)	(0.16)		—

Distributions to shareholders from net realized gains	(0.37)	(0.67)	(0.38)		—

Total distributions	(0.56)	(0.81)	(0.54)		—

Net asset value, end of period	$9.51	$9.38	$9.93		$9.90

Total return(c)	8.04%	2.73%	6.02%		(1.49)%

Net assets, end of period (in 000s)	$12	$11	$10		$10

Ratio of net expenses to average net assets(d)	0.69%	0.80%	0.82	%(e)	0.84	%(e)

Ratio of total expenses to average net assets(d)	5.23%	1.31%	1.46	%(e)	3.11	%(e)

Ratio of net investment income to average net assets	2.19%	1.43%	1.16	%(e)	0.84	%(e)

Portfolio turnover rate(f)	180%	200%	189%		204%

*	The Portfolio changed its fiscal year end from October 31 to August 31.
(a)	Commenced operations on August 22, 2016.
(b)	Calculated based on the average shares outstanding methodology.
(c)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Portfolio distributions or the redemption of Portfolio shares. Total returns for periods less than one full year are not annualized.
(d)	Expense ratios exclude the expenses of the Underlying Funds in which the Portfolio invests.
(e)	Annualized.
(f)	The Portfolio’s turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the portfolio’s turnover rate may be higher.

50	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS TARGET DATE 2020 PORTFOLIO

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Target Date 2020 Portfolio
	Investor Shares
	Year Ended August 31,		Period November 1, 2016 – August 31, 2017*		Period Ended October 31, 2016(a)
	2019	2018
Per Share Data

Net asset value, beginning of period	$9.40	$9.95	$9.91		$10.05

Net investment income(b)	0.23	0.17	0.09		0.02

Net realized and unrealized gain (loss)	0.49	0.13	0.50		(0.16)

Total from investment operations	0.72	0.30	0.59		(0.14)

Distributions to shareholders from net investment income	(0.22)	(0.18)	(0.17)		—

Distributions to shareholders from net realized gains	(0.37)	(0.67)	(0.38)		—

Total distributions	(0.59)	(0.85)	(0.55)		—

Net asset value, end of period	$9.53	$9.40	$9.95		$9.91

Total return(c)	8.44%	3.19%	6.26%		(1.39)%

Net assets, end of period (in 000s)	$1,180	$894	$323		$10

Ratio of net expenses to average net assets(d)	0.32%	0.45%	0.46	%(e)	0.48	%(e)

Ratio of total expenses to average net assets(d)	4.95%	0.97%	1.07	%(e)	2.75	%(e)

Ratio of net investment income to average net assets	2.53%	1.78%	1.08	%(e)	1.19	%(e)

Portfolio turnover rate(f)	180%	200%	189%		204%

*	The Portfolio changed its fiscal year end from October 31 to August 31.
(a)	Commenced operations on August 22, 2016.
(b)	Calculated based on the average shares outstanding methodology.
(c)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Portfolio distributions or the redemption of Portfolio shares. Total returns for periods less than one full year are not annualized.
(d)	Expense ratios exclude the expenses of the Underlying Funds in which the Portfolio invests.
(e)	Annualized.
(f)	The Portfolio’s turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Portfolio’s turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	51

GOLDMAN SACHS TARGET DATE 2020 PORTFOLIO

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Target Date 2020 Portfolio
	Class R Shares
	Year Ended August 31,		Period November 1, 2016 – August 31, 2017*		Period Ended October 31, 2016(a)
	2019	2018
Per Share Data

Net asset value, beginning of period	$9.37	$9.92	$9.90		$10.05

Net investment income(b)	0.19	0.12	0.08		0.01

Net realized and unrealized gain (loss)	0.48	0.13	0.47		(0.16)

Total from investment operations	0.67	0.25	0.55		(0.15)

Distributions to shareholders from net investment income	(0.18)	(0.13)	(0.15)		—

Distributions to shareholders from net realized gains	(0.37)	(0.67)	(0.38)		—

Total distributions	(0.55)	(0.80)	(0.53)		—

Net asset value, end of period	$9.49	$9.37	$9.92		$9.90

Total return(c)	7.82%	2.61%	5.86%		(1.49)%

Net assets, end of period (in 000s)	$12	$12	$10		$10

Ratio of net expenses to average net assets(d)	0.83%	0.94%	0.97	%(e)	0.98	%(e)

Ratio of total expenses to average net assets(d)	5.27%	1.45%	1.61	%(e)	3.25	%(e)

Ratio of net investment income to average net assets	2.10%	1.29%	1.01	%(e)	0.69	%(e)

Portfolio turnover rate(f)	180%	200%	189%		204%

*	The Portfolio changed its fiscal year end from October 31 to August 31.
(a)	Commenced operations on August 22, 2016.
(b)	Calculated based on the average shares outstanding methodology.
(c)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Portfolio distributions or the redemption of Portfolio shares. Total returns for periods less than one full year are not annualized.
(d)	Expense ratios exclude the expenses of the Underlying Funds in which the Portfolio invests.
(e)	Annualized.
(f)	The Portfolio’s turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Portfolio’s turnover rate may be higher.

52	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS TARGET DATE 2020 PORTFOLIO

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Target Date 2020 Portfolio
	Class R6 Shares
	Year Ended August 31,		Period November 1, 2016 – August 31, 2017*		Year Ended October 31,
	2019	2018			2016	2015
Per Share Data

Net asset value, beginning of period	$9.42	$9.96	$9.91		$10.07	$10.00

Net investment income(a)	0.22	0.19	0.14		0.18	0.16

Net realized and unrealized gain	0.52	0.13	0.47		0.16	0.10

Total from investment operations	0.74	0.32	0.61		0.34	0.26

Distributions to shareholders from net investment income	(0.24)	(0.19)	(0.18)		(0.17)	(0.09)

Distributions to shareholders from net realized gains	(0.37)	(0.67)	(0.38)		(0.33)	(0.10)

Total distributions	(0.61)	(0.86)	(0.56)		(0.50)	(0.19)

Net asset value, end of period	$9.55	$9.42	$9.96		$9.91	$10.07

Total return(b)	8.58%	3.33%	6.42%		3.65%	2.61%

Net assets, end of period (in 000s)	$6,176	$44,900	$47,589		$53,671	$53,619

Ratio of net expenses to average net assets(c)	0.24%	0.29%	0.30	%(d)	0.31%	0.30%

Ratio of total expenses to average net assets(c)	2.46%	0.80%	0.94	%(d)	0.76%	0.30%

Ratio of net investment income to average net assets	2.44%	1.95%	1.69	%(d)	1.79%	1.46%

Portfolio turnover rate(e)	180%	200%	189%		204%	207%

*	The Portfolio changed its fiscal year end from October 31 to August 31.
(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Portfolio distributions or the redemption of Portfolio shares. Total returns for periods less than one full year are not annualized. The Goldman Sachs Target Date 2020 Portfolio’s predecessor was the Madison Target Retirement 2020 Fund (the “Predecessor Fund”). On August 22, 2016, the Predecessor Fund was reorganized as a new series of Goldman Sachs Trust II. Performance prior to August 22, 2016 is that of the Predecessor Fund. Total return information of the Predecessor Fund is included in the above table because the Predecessor Fund is considered the accounting survivor of the reorganization.
(c)	Expense ratios exclude the expenses of the Underlying Funds in which the Portfolio invests.
(d)	Annualized.
(e)	The Portfolio’s turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Portfolio’s turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	53

GOLDMAN SACHS TARGET DATE 2025 PORTFOLIO

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Target Date 2025 Portfolio
	Class A Shares
	Year Ended August 31,		Period November 1, 2016 – August 31, 2017*		Period Ended October 31, 2016(a)
	2019	2018
Per Share Data

Net asset value, beginning of period	$10.93	$10.61	$9.82		$10.00

Net investment income(b)	0.22	0.15	0.12		0.02

Net realized and unrealized gain (loss)	0.38	0.42	0.75		(0.20)

Total from investment operations	0.60	0.57	0.87		(0.18)

Distributions to shareholders from net investment income	(0.29)	(0.12)	(0.08)		—

Distributions to shareholders from net realized gains	(0.43)	(0.13)	—		—

Total distributions	(0.72)	(0.25)	(0.08)		—

Net asset value, end of period	$10.81	$10.93	$10.61		$9.82

Total return(c)	6.35%	5.42%	8.77%		(1.70)%

Net assets, end of period (in 000s)	$411	$152	$75		$10

Ratio of net expenses to average net assets(d)	0.52%	0.69%	0.71	%(e)	0.75	%(e)

Ratio of total expenses to average net assets(d)	5.29%	2.54%	4.54	%(e)	4.23	%(e)

Ratio of net investment income to average net assets	2.08%	1.42%	1.39	%(e)	1.01	%(e)

Portfolio turnover rate(f)	146%	177%	167%		33%

*	The Portfolio changed its fiscal year end from October 31 to August 31.
(a)	Commenced operations on August 22, 2016.
(b)	Calculated based on the average shares outstanding methodology.
(c)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Portfolio distributions or the redemption of Portfolio shares. Total returns for periods less than one full year are not annualized.
(d)	Expense ratios exclude the expenses of the Underlying Funds in which the Portfolio invests.
(e)	Annualized.
(f)	The Portfolio’s turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Portfolio’s turnover rate may be higher.

54	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS TARGET DATE 2025 PORTFOLIO

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Target Date 2025 Portfolio
	Institutional Shares
	Year Ended August 31,		Period November 1, 2016 – August 31, 2017*		Period Ended October 31, 2016(a)
	2019	2018
Per Share Data

Net asset value, beginning of period	$10.93	$10.65	$9.83		$10.00

Net investment income(b)	0.26	0.20	0.14		0.03

Net realized and unrealized gain (loss)	0.38	0.40	0.76		(0.20)

Total from investment operations	0.64	0.60	0.90		(0.17)

Distributions to shareholders from net investment income	(0.32)	(0.19)	(0.08)		—

Distributions to shareholders from net realized gains	(0.43)	(0.13)	—		—

Total distributions	(0.75)	(0.32)	(0.08)		—

Net asset value, end of period	$10.82	$10.93	$10.65		$9.83

Total return(c)	6.78%	5.70%	9.22%		(1.70)%

Net assets, end of period (in 000s)	$6,540	$10,655	$10,687		$9,783

Ratio of net expenses to average net assets(d)	0.18%	0.30%	0.32	%(e)	0.34	%(e)

Ratio of total expenses to average net assets(d)	4.31%	2.18%	3.92	%(e)	3.85	%(e)

Ratio of net investment income to average net assets	2.52%	1.90%	1.69	%(e)	1.42	%(e)

Portfolio turnover rate(f)	146%	177%	167%		33%

*	The Portfolio changed its fiscal year end from October 31 to August 31.
(a)	Commenced operations on August 22, 2016.
(b)	Calculated based on the average shares outstanding methodology.
(c)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Portfolio distributions or the redemption of Portfolio shares. Total returns for periods less than one full year are not annualized.
(d)	Expense ratios exclude the expenses of the Underlying Funds in which the Portfolio invests.
(e)	Annualized.
(f)	The Portfolio’s turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Portfolio’s turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	55

GOLDMAN SACHS TARGET DATE 2025 PORTFOLIO

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Target Date 2025 Portfolio
	Service Shares
	Year Ended August 31,		Period November 1, 2016 – August 31, 2017*		Period Ended October 31, 2016(a)
	2019	2018
Per Share Data

Net asset value, beginning of period	$10.90	$10.62	$9.82		$10.00

Net investment income(b)	0.22	0.15	0.10		0.02

Net realized and unrealized gain (loss)	0.36	0.40	0.76		(0.20)

Total from investment operations	0.58	0.55	0.86		(0.18)

Distributions to shareholders from net investment income	(0.27)	(0.14)	(0.06)		—

Distributions to shareholders from net realized gains	(0.43)	(0.13)	—		—

Total distributions	(0.70)	(0.27)	(0.06)		—

Net asset value, end of period	$10.78	$10.90	$10.62		$9.82

Total return(c)	6.19%	5.22%	8.83%		(1.80)%

Net assets, end of period (in 000s)	$12	$11	$11		$10

Ratio of net expenses to average net assets(d)	0.66%	0.80%	0.81	%(e)	0.84	%(e)

Ratio of total expenses to average net assets(d)	5.09%	2.65%	4.40	%(e)	4.32	%(e)

Ratio of net investment income to average net assets	2.08%	1.40%	1.20	%(e)	0.91	%(e)

Portfolio turnover rate(f)	146%	177%	167%		33%

*	The Portfolio changed its fiscal year end from October 31 to August 31.
(a)	Commenced operations on August 22, 2016.
(b)	Calculated based on the average shares outstanding methodology.
(c)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Portfolio distributions or the redemption of Portfolio shares. Total returns for periods less than one full year are not annualized.
(d)	Expense ratios exclude the expenses of the Underlying Funds in which the Portfolio invests.
(e)	Annualized.
(f)	The Portfolios turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Portfolio turnover rate may be higher.

56	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS TARGET DATE 2025 PORTFOLIO

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Target Date 2025 Portfolio
	Investor Shares
	Year Ended August 31,		Period November 1, 2016 – August 31, 2017*		Period Ended October 31, 2016(a)
	2019	2018
Per Share Data

Net asset value, beginning of period	$10.91	$10.64	$9.83		$10.00

Net investment income(b)	0.25	0.19	0.12		0.02

Net realized and unrealized gain (loss)	0.37	0.40	0.76		(0.19)

Total from investment operations	0.62	0.59	0.88		(0.17)

Distributions to shareholders from net investment income	(0.31)	(0.19)	(0.07)		—

Distributions to shareholders from net realized gains	(0.43)	(0.13)	—		—

Total distributions	(0.74)	(0.32)	(0.07)		—

Net asset value, end of period	$10.79	$10.91	$10.64		$9.83

Total return(c)	6.59%	5.59%	9.06%		(1.70)%

Net assets, end of period (in 000s)	$585	$373	$35		$10

Ratio of net expenses to average net assets(d)	0.30%	0.44%	0.46	%(e)	0.49	%(e)

Ratio of total expenses to average net assets(d)	4.81%	2.30%	5.20	%(e)	3.97	%(e)

Ratio of net investment income to average net assets	2.40%	1.74%	1.37	%(e)	1.27	%(e)

Portfolio turnover rate(f)	146%	177%	167%		33%

*	The Portfolio changed its fiscal year end from October 31 to August 31.
(a)	Commenced operations on August 22, 2016.
(b)	Calculated based on the average shares outstanding methodology.
(c)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Portfolio distributions or the redemption of Portfolio shares. Total returns for periods less than one full year are not annualized.
(d)	Expense ratios exclude the expenses of the Underlying Funds in which the Portfolio invests.
(e)	Annualized.
(f)	The Portfolio’s turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Portfolio’s turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	57

GOLDMAN SACHS TARGET DATE 2025 PORTFOLIO

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Target Date 2025 Portfolio
	Class R Shares
	Year Ended August 31,		Period November 1, 2016 – August 31, 2017*		Period Ended October 31, 2016(a)
	2019	2018
Per Share Data

Net asset value, beginning of period	$10.88	$10.61	$9.82		$10.00

Net investment income(b)	0.20	0.14	0.09		0.01

Net realized and unrealized gain (loss)	0.38	0.38	0.76		(0.19)

Total from investment operations	0.58	0.52	0.85		(0.18)

Distributions to shareholders from net investment income	(0.26)	(0.12)	(0.06)		—

Distributions to shareholders from net realized gains	(0.43)	(0.13)	—		—

Total distributions	(0.69)	(0.25)	(0.06)		—

Net asset value, end of period	$10.77	$10.88	$10.61		$9.82

Total return(c)	6.11%	4.98%	8.67%		(1.80)%

Net assets, end of period (in 000s)	$12	$11	$11		$10

Ratio of net expenses to average net assets(d)	0.81%	0.94%	0.95	%(e)	0.99	%(e)

Ratio of total expenses to average net assets(d)	5.13%	2.80%	4.54	%(e)	4.47	%(e)

Ratio of net investment income to average net assets	1.94%	1.26%	1.06	%(e)	0.77	%(e)

Portfolio turnover rate(f)	146%	177%	167%		33%

*	The Portfolio changed its fiscal year end from October 31 to August 31.
(a)	Commenced operations on August 22, 2016.
(b)	Calculated based on the average shares outstanding methodology.
(c)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Portfolio distributions or the redemption of Portfolio shares. Total returns for periods less than one full year are not annualized.
(d)	Expense ratios exclude the expenses of the Underlying Funds in which the Portfolio invests.
(e)	Annualized.
(f)	The Portfolio’s turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Portfolio’s turnover rate may be higher.

58	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS TARGET DATE 2025 PORTFOLIO

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Target Date 2025 Portfolio
	Class R6 Shares
	Year Ended August 31,		Period November 1, 2016 – August 31, 2017*		Period Ended October 31, 2016(a)
	2019	2018
Per Share Data

Net asset value, beginning of period	$10.93	$10.65	$9.83		$10.00

Net investment income(b)	0.26	0.20	0.14		0.03

Net realized and unrealized gain (loss)	0.39	0.40	0.76		(0.20)

Total from investment operations	0.65	0.60	0.90		(0.17)

Distributions to shareholders from net investment income	(0.33)	(0.19)	(0.08)		—

Distributions to shareholders from net realized gains	(0.43)	(0.13)	—		—

Total distributions	(0.76)	(0.32)	(0.08)		—

Net asset value, end of period	$10.82	$10.93	$10.65		$9.83

Total return(c)	6.84%	5.73%	9.22%		(1.70)%

Net assets, end of period (in 000s)	$279	$213	$11		$10

Ratio of net expenses to average net assets(d)	0.14%	0.28%	0.31	%(e)	0.33	%(e)

Ratio of total expenses to average net assets(d)	4.57%	2.14%	3.95	%(e)	3.92	%(e)

Ratio of net investment income to average net assets	2.54%	1.85%	1.69	%(e)	1.43	%(e)

Portfolio turnover rate(f)	146%	177%	167%		33%

*	The Portfolio changed its fiscal year end from October 31 to August 31.
(a)	Commenced operations on August 22, 2016.
(b)	Calculated based on the average shares outstanding methodology.
(c)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Portfolio distributions or the redemption of Portfolio shares. Total returns for periods less than one full year are not annualized.
(d)	Expense ratios exclude the expenses of the Underlying Funds in which the Portfolio invests.
(e)	Annualized.
(f)	The Portfolio’s turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Portfolio’s turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	59

GOLDMAN SACHS TARGET DATE 2030 PORTFOLIO

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Target Date 2030 Portfolio
	Class A Shares
	Year Ended August 31,		Period November 1, 2016 – August 31, 2017*		Period Ended October 31, 2016(a)
	2019	2018
Per Share Data

Net asset value, beginning of period	$9.68	$10.22	$9.74		$9.93

Net investment income(b)	0.16	0.13	0.08		0.02

Net realized and unrealized gain (loss)	0.28	0.54	0.90		(0.21)

Total from investment operations	0.44	0.67	0.98		(0.19)

Distributions to shareholders from net investment income	(0.16)	(0.14)	(0.18)		—

Distributions to shareholders from net realized gains	(0.44)	(1.07)	(0.32)		—

Total distributions	(0.60)	(1.21)	(0.50)		—

Net asset value, end of period	$9.52	$9.68	$10.22		$9.74

Total return(c)	5.09%	6.93%	10.47%		(1.91)%

Net assets, end of period (in 000s)	$204	$362	$205		$10

Ratio of net expenses to average net assets(d)	0.58%	0.70%	0.72	%(e)	0.74	%(e)

Ratio of total expenses to average net assets(d)	5.37%	0.86%	0.99	%(e)	2.33	%(e)

Ratio of net investment income to average net assets	1.74%	1.34%	0.99	%(e)	1.01	%(e)

Portfolio turnover rate(f)	117%	156%	143%		176%

*	The Portfolio changed its fiscal year end from October 31 to August 31.
(a)	Commenced operations on August 22, 2016.
(b)	Calculated based on the average shares outstanding methodology.
(c)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Portfolio distributions or the redemption of Portfolio shares. Total returns for periods less than one full year are not annualized.
(d)	Expense ratios exclude the expenses of the Underlying Funds in which the Portfolio’s invests.
(e)	Annualized.
(f)	The Portfolio’s turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

60	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS TARGET DATE 2030 PORTFOLIO

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Target Date 2030 Portfolio
	Institutional Shares
	Year Ended August 31,		Period November 1, 2016 – August 31, 2017*		Period Ended October 31, 2016(a)
	2019	2018
Per Share Data

Net asset value, beginning of period	$9.72	$10.26	$9.75		$9.93

Net investment income(b)	0.23	0.18	0.14		0.03

Net realized and unrealized gain (loss)	0.24	0.52	0.88		(0.21)

Total from investment operations	0.47	0.70	1.02		(0.18)

Distributions to shareholders from net investment income	(0.19)	(0.17)	(0.19)		—

Distributions to shareholders from net realized gains	(0.44)	(1.07)	(0.32)		—

Total distributions	(0.63)	(1.24)	(0.51)		—

Net asset value, end of period	$9.56	$9.72	$10.26		$9.75

Total return(c)	5.52%	7.29%	10.87%		(1.81)%

Net assets, end of period (in 000s)	$15	$12	$11		$10

Ratio of net expenses to average net assets(d)	0.17%	0.31%	0.31	%(e)	0.34	%(e)

Ratio of total expenses to average net assets(d)	6.22%	0.49%	0.75	%(e)	1.93	%(e)

Ratio of net investment income to average net assets	2.45%	1.84%	1.69	%(e)	1.41	%(e)

Portfolio turnover rate(f)	117%	156%	143%		176%

*	The Portfolio changed its fiscal year end from October 31 to August 31.
(a)	Commenced operations on August 22, 2016.
(b)	Calculated based on the average shares outstanding methodology.
(c)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Portfolio distributions or the redemption of Portfolio shares. Total returns for periods less than one full year are not annualized.
(d)	Expense ratios exclude the expenses of the Underlying Funds in which the Portfolio invests.
(e)	Annualized.
(f)	The Portfolio’s turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Portfolio’s turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	61

GOLDMAN SACHS TARGET DATE 2030 PORTFOLIO

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Target Date 2030 Portfolio
	Service Shares
	Year Ended August 31,		Period November 1, 2016 – August 31, 2017*		Period Ended October 31, 2016(a)
	2019	2018
Per Share Data

Net asset value, beginning of period	$9.68	$10.23	$9.74		$9.93

Net investment income(b)	0.21	0.13	0.10		0.02

Net realized and unrealized gain (loss)	0.22	0.52	0.88		(0.21)

Total from investment operations	0.43	0.65	0.98		(0.19)

Distributions to shareholders from net investment income	(0.15)	(0.13)	(0.17)		—

Distributions to shareholders from net realized gains	(0.44)	(1.07)	(0.32)		—

Total distributions	(0.59)	(1.20)	(0.49)		—

Net asset value, end of period	$9.52	$9.68	$10.23		$9.74

Total return(c)	5.01%	6.71%	10.47%		(1.91)%

Net assets, end of period (in 000s)	$12	$12	$11		$10

Ratio of net expenses to average net assets(d)	0.63%	0.81%	0.82	%(e)	0.83	%(e)

Ratio of total expenses to average net assets(d)	8.75%	0.99%	1.26	%(e)	2.43	%(e)

Ratio of net investment income to average net assets	2.31%	1.34%	1.19	%(e)	0.92	%(e)

Portfolio turnover rate(f)	117%	156%	143%		176%

*	The Portfolio changed its fiscal year end from October 31 to August 31.
(a)	Commenced operations on August 22, 2016.
(b)	Calculated based on the average shares outstanding methodology.
(c)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Portfolio distributions or the redemption of Portfolio shares. Total returns for periods less than one full year are not annualized.
(d)	Expense ratios exclude the expenses of the Underlying Funds in which the Portfolio invests.
(e)	Annualized.
(f)	The Portfolio’s turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Portfolio’s turnover rate may be higher.

62	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS TARGET DATE 2030 PORTFOLIO

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Target Date 2030 Portfolio
	Investor Shares
	Year Ended August 31,		Period November 1, 2016 – August 31, 2017*		Period Ended October 31, 2016(a)
	2019	2018
Per Share Data

Net asset value, beginning of period	$9.69	$10.25	$9.75		$9.93

Net investment income(b)	0.21	0.16	0.11		0.02

Net realized and unrealized gain (loss)	0.25	0.52	0.90		(0.20)

Total from investment operations	0.46	0.68	1.01		(0.18)

Distributions to shareholders from net investment income	(0.18)	(0.17)	(0.19)		—

Distributions to shareholders from net realized gains	(0.44)	(1.07)	(0.32)		—

Total distributions	(0.62)	(1.24)	(0.51)		—

Net asset value, end of period	$9.53	$9.69	$10.25		$9.75

Total return(c)	5.35%	7.06%	10.71%		(1.81)%

Net assets, end of period (in 000s)	$1,554	$1,330	$625		$10

Ratio of net expenses to average net assets(d)	0.31%	0.45%	0.46	%(e)	0.48	%(e)

Ratio of total expenses to average net assets(d)	6.23%	0.64%	0.82	%(e)	2.08	%(e)

Ratio of net investment income to average net assets	2.33%	1.69%	1.30	%(e)	1.27	%(e)

Portfolio turnover rate(f)	117%	156%	143%		176%

*	The Portfolio changed its fiscal year end from October 31 to August 31.
(a)	Commenced operations on August 22, 2016.
(b)	Calculated based on the average shares outstanding methodology.
(c)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Portfolio distributions or the redemption of Portfolio shares. Total returns for periods less than one full year are not annualized.
(d)	Expense ratios exclude the expenses of the Underlying Funds in which the Portfolio invests.
(e)	Annualized.
(f)	The Portfolio’s turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Portfolio’s turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	63

GOLDMAN SACHS TARGET DATE 2030 PORTFOLIO

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Target Date 2030 Portfolio
	Class R Shares
	Year Ended August 31,		Period November 1, 2016 – August 31, 2017*		Period Ended October 31, 2016(a)
	2019	2018
Per Share Data

Net asset value, beginning of period	$9.66	$10.22	$9.74		$9.93

Net investment income(b)	0.19	0.12	0.09		0.02

Net realized and unrealized gain (loss)	0.22	0.51	0.88		(0.21)

Total from investment operations	0.41	0.63	0.97		(0.19)

Distributions to shareholders from net investment income	(0.14)	(0.12)	(0.17)		—

Distributions to shareholders from net realized gains	(0.44)	(1.07)	(0.32)		—

Total distributions	(0.58)	(1.19)	(0.49)		—

Net asset value, end of period	$9.49	$9.66	$10.22		$9.74

Total return(c)	4.75%	6.59%	10.30%		(1.91)%

Net assets, end of period (in 000s)	$12	$30	$23		$10

Ratio of net expenses to average net assets(d)	0.86%	0.95%	0.97	%(e)	0.98	%(e)

Ratio of total expenses to average net assets(d)	5.77%	1.14%	1.28	%(e)	2.57	%(e)

Ratio of net investment income to average net assets	2.04%	1.19%	1.04	%(e)	0.77	%(e)

Portfolio turnover rate(f)	117%	156%	143%		176%

*	The Portfolio changed its fiscal year end from October 31 to August 31.
(a)	Commenced operations on August 22, 2016.
(b)	Calculated based on the average shares outstanding methodology.
(c)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Portfolio distributions or the redemption of Portfolio shares. Total returns for periods less than one full year are not annualized.
(d)	Expense ratios exclude the expenses of the Underlying Funds in which the Portfolio invests.
(e)	Annualized.
(f)	The Portfolio’s turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Portfolio’s turnover rate may be higher.

64	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS TARGET DATE 2030 PORTFOLIO

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Target Date 2030 Portfolio
	Class R6 Shares
	Year Ended August 31,		Period November 1, 2016 – August 31, 2017*		Year Ended October 31,
	2019	2018			2016	2015
Per Share Data

Net asset value, beginning of period	$9.72	$10.26	$9.75		$9.97	$9.99

Net investment income(a)	0.19	0.18	0.14		0.19	0.15

Net realized and unrealized gain	0.28	0.52	0.88		0.11	0.12

Total from investment operations	0.47	0.70	1.02		0.30	0.27

Distributions to shareholders from net investment income	(0.19)	(0.17)	(0.19)		(0.17)	(0.09)

Distributions to shareholders from net realized gains	(0.44)	(1.07)	(0.32)		(0.35)	(0.20)

Total distributions	(0.63)	(1.24)	(0.51)		(0.52)	(0.29)

Net asset value, end of period	$9.56	$9.72	$10.26		$9.75	$9.97

Total return(b)	5.53%	7.30%	10.88%		3.23%	2.76%

Net assets, end of period (in 000s)	$3,828	$74,952	$75,061		$74,224	$79,007

Ratio of net expenses to average net assets(c)	0.27%	0.29%	0.30	%(d)	0.31%	0.30%

Ratio of total expenses to average net assets(c)	1.70%	0.50%	0.76	%(d)	0.62%	0.30%

Ratio of net investment income to average net assets	1.98%	1.86%	1.72	%(d)	1.91%	1.49%

Portfolio turnover rate(e)	117%	156%	143%		176%	156%

*	The Portfolio changed its fiscal year end from October 31 to August 31.
(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Portfolio distributions or the redemption of Portfolio shares. Total returns for periods less than one full year are not annualized. The Goldman Sachs Target Date 2030 Portfolio’s predecessor was the Madison Target Retirement 2030 Fund (the “Predecessor Fund”). On August 22, 2016, the Predecessor Fund was reorganized as a new series of Goldman Sachs Trust II. Performance prior to August 22, 2016 is that of the Predecessor Fund. Total return information of the Predecessor Fund is included in the above table because the Predecessor Fund is considered the accounting survivor of the reorganization.
(c)	Expense ratios exclude the expenses of the Underlying Funds in which the Portfolio invests.
(d)	Annualized.
(e)	The Portfolio’s turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Portfolio’s turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	65

GOLDMAN SACHS TARGET DATE 2035 PORTFOLIO

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Target Date 2035 Portfolio
	Class A Shares
	Year Ended August 31,		Period November 1, 2016 – August 31, 2017*		Period Ended October 31, 2016(a)
	2019	2018
Per Share Data

Net asset value, beginning of period	$11.34	$10.85	$9.81		$10.00

Net investment income(b)	0.21	0.17	0.10		0.02

Net realized and unrealized gain (loss)	0.21	0.63	1.01		(0.21)

Total from investment operations	0.42	0.80	1.11		(0.19)

Distributions to shareholders from net investment income	(0.30)	(0.14)	(0.07)		—

Distributions to shareholders from net realized gains	(0.65)	(0.17)	—		—

Total distributions	(0.95)	(0.31)	(0.07)		—

Net asset value, end of period	$10.81	$11.34	$10.85		$9.81

Total return(c)	4.70%	7.54%	11.39%		(1.90)%

Net assets, end of period (in 000s)	$285	$107	$29		$10

Ratio of net expenses to average net assets(d)	0.52%	0.69%	0.71	%(e)	0.75	%(e)

Ratio of total expenses to average net assets(d)	5.27%	2.31%	4.28	%(e)	4.23	%(e)

Ratio of net investment income to average net assets	2.00%	1.57%	1.11	%(e)	1.03	%(e)

Portfolio turnover rate(f)	137%	139%	137%		29%

*	The Portfolio changed its fiscal year end from October 31 to August 31.
(a)	Commenced operations on August 22, 2016.
(b)	Calculated based on the average shares outstanding methodology.
(c)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Portfolio distributions or the redemption of Portfolio shares. Total returns for periods less than one full year are not annualized.
(d)	Expense ratios exclude the expenses of the Underlying Funds in which the Portfolio invests.
(e)	Annualized.
(f)	The Portfolio’s turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Portfolio’s turnover rate may be higher.

66	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS TARGET DATE 2035 PORTFOLIO

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Target Date 2035 Portfolio
	Institutional Shares
	Year Ended August 31,		Period November 1, 2016 – August 31, 2017*		Period Ended October 31, 2016(a)
	2019	2018
Per Share Data

Net asset value, beginning of period	$11.37	$10.87	$9.81		$10.00

Net investment income(b)	0.25	0.21	0.15		0.03

Net realized and unrealized gain (loss)	0.21	0.65	1.00		(0.22)

Total from investment operations	0.46	0.86	1.15		(0.19)

Distributions to shareholders from net investment income	(0.31)	(0.19)	(0.09)		—

Distributions to shareholders from net realized gains	(0.65)	(0.17)	—		—

Total distributions	(0.96)	(0.36)	(0.09)		—

Net asset value, end of period	$10.87	$11.37	$10.87		$9.81

Total return(c)	5.13%	8.02%	11.75%		(1.90)%

Net assets, end of period (in 000s)	$5,811	$11,139	$10,911		$9,765

Ratio of net expenses to average net assets(d)	0.18%	0.30%	0.32	%(e)	0.34	%(e)

Ratio of total expenses to average net assets(d)	4.21%	2.05%	3.86	%(e)	3.85	%(e)

Ratio of net investment income to average net assets	2.32%	1.85%	1.69	%(e)	1.44	%(e)

Portfolio turnover rate(f)	137%	139%	137%		29%

*	The Portfolio changed its fiscal year end from October 31 to August 31.
(a)	Commenced operations on August 22, 2016.
(b)	Calculated based on the average shares outstanding methodology.
(c)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Portfolio distributions or the redemption of Portfolio shares. Total returns for periods less than one full year are not annualized.
(d)	Expense ratios exclude the expenses of the Underlying Funds in which the Portfolio invests.
(e)	Annualized.
(f)	The Portfolio’s turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Portfolio’s turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	67

GOLDMAN SACHS TARGET DATE 2035 PORTFOLIO

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Target Date 2035 Portfolio
	Service Shares
	Year Ended August 31,		Period November 1, 2016 – August 31, 2017*		Period Ended October 31, 2016(a)
	2019	2018
Per Share Data

Net asset value, beginning of period	$11.33	$10.84	$9.80		$10.00

Net investment income(b)	0.20	0.15	0.10		0.02

Net realized and unrealized gain (loss)	0.21	0.64	1.01		(0.22)

Total from investment operations	0.41	0.79	1.11		(0.20)

Distributions to shareholders from net investment income	(0.27)	(0.13)	(0.07)		—

Distributions to shareholders from net realized gains	(0.65)	(0.17)	—		—

Total distributions	(0.92)	(0.30)	(0.07)		—

Net asset value, end of period	$10.82	$11.33	$10.84		$9.80

Total return(c)	4.55%	7.44%	11.36%		(2.00)%

Net assets, end of period (in 000s)	$12	$12	$11		$10

Ratio of net expenses to average net assets(d)	0.65%	0.80%	0.81	%(e)	0.84	%(e)

Ratio of total expenses to average net assets(d)	5.12%	2.53%	4.34	%(e)	4.33	%(e)

Ratio of net investment income to average net assets	1.90%	1.35%	1.20	%(e)	0.94	%(e)

Portfolio turnover rate(f)	137%	139%	137%		29%

*	The Portfolio changed its fiscal year end from October 31 to August 31.
(a)	Commenced operations on August 22, 2016.
(b)	Calculated based on the average shares outstanding methodology.
(c)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Portfolio distributions or the redemption of Portfolio shares. Total returns for periods less than one full year are not annualized.
(d)	Expense ratios exclude the expenses of the Underlying Funds in which the Portfolio invests.
(e)	Annualized.
(f)	The Portfolio’s turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Portfolio’s turnover rate may be higher.

68	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS TARGET DATE 2035 PORTFOLIO

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Target Date 2035 Portfolio
	Investor Shares
	Year Ended August 31,		Period November 1, 2016 – August 31, 2017*		Period Ended October 31, 2016(a)
	2019	2018
Per Share Data

Net asset value, beginning of period	$11.34	$10.86	$9.81		$10.00

Net investment income(b)	0.24	0.19	0.08		0.02

Net realized and unrealized gain (loss)	0.21	0.64	1.05		(0.21)

Total from investment operations	0.45	0.83	1.13		(0.19)

Distributions to shareholders from net investment income	(0.31)	(0.18)	(0.08)		—

Distributions to shareholders from net realized gains	(0.65)	(0.17)	—		—

Total distributions	(0.96)	(0.35)	(0.08)		—

Net asset value, end of period	$10.83	$11.34	$10.86		$9.81

Total return(c)	4.96%	7.82%	11.59%		(1.90)%

Net assets, end of period (in 000s)	$976	$890	$152		$10

Ratio of net expenses to average net assets(d)	0.29%	0.44%	0.45	%(e)	0.49	%(e)

Ratio of total expenses to average net assets(d)	4.81%	2.18%	7.23	%(e)	3.97	%(e)

Ratio of net investment income to average net assets	2.29%	1.71%	0.89	%(e)	1.29	%(e)

Portfolio turnover rate(f)	137%	139%	137%		29%

*	The Portfolio changed its fiscal year end from October 31 to August 31.
(a)	Commenced operations on August 22, 2016.
(b)	Calculated based on the average shares outstanding methodology.
(c)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Portfolio distributions or the redemption of Portfolio shares. Total returns for periods less than one full year are not annualized.
(d)	Expense ratios exclude the expenses of the Underlying Funds in which the Portfolio invests.
(e)	Annualized.
(f)	The Portfolio’s turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Portfolio’s turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	69

GOLDMAN SACHS TARGET DATE 2035 PORTFOLIO

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Target Date 2035 Portfolio
	Class R Shares
	Year Ended August 31,		Period November 1, 2016 – August 31, 2017*		Period Ended October 31, 2016(a)
	2019	2018
Per Share Data

Net asset value, beginning of period	$11.32	$10.83	$9.80		$10.00

Net investment income(b)	0.19	0.13	0.09		0.02

Net realized and unrealized gain (loss)	0.20	0.65	1.00		(0.22)

Total from investment operations	0.39	0.78	1.09		(0.20)

Distributions to shareholders from net investment income	(0.25)	(0.12)	(0.06)		—

Distributions to shareholders from net realized gains	(0.65)	(0.17)	—		—

Total distributions	(0.90)	(0.29)	(0.06)		—

Net asset value, end of period	$10.81	$11.32	$10.83		$9.80

Total return(c)	4.39%	7.29%	11.20%		(2.00)%

Net assets, end of period (in 000s)	$12	$12	$11		$10

Ratio of net expenses to average net assets(d)	0.80%	0.96%	0.98	%(e)	0.99	%(e)

Ratio of total expenses to average net assets(d)	5.26%	2.69%	4.50	%(e)	4.47	%(e)

Ratio of net investment income to average net assets	1.75%	1.19%	1.04	%(e)	0.79	%(e)

Portfolio turnover rate(f)	137%	139%	137%		29%

*	The Portfolio changed its fiscal year end from October 31 to August 31.
(a)	Commenced operations on August 22, 2016.
(b)	Calculated based on the average shares outstanding methodology.
(c)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Portfolio distributions or the redemption of Portfolio shares. Total returns for periods less than one full year are not annualized.
(d)	Expense ratios exclude the expenses of the Underlying Funds in which the Portfolio invests.
(e)	Annualized.
(f)	The Portfolio’s turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Portfolio’s turnover rate may be higher.

70	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS TARGET DATE 2035 PORTFOLIO

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Target Date 2035 Portfolio
	Class R6 Shares
	Year Ended August 31,		Period November 1, 2016 – August 31, 2017*		Period Ended October 31, 2016(a)
	2019	2018
Per Share Data

Net asset value, beginning of period	$11.37	$10.87	$9.81		$10.00

Net investment income(b)	0.25	0.20	0.14		0.03

Net realized and unrealized gain (loss)	0.21	0.66	1.01		(0.22)

Total from investment operations	0.46	0.86	1.15		(0.19)

Distributions to shareholders from net investment income	(0.32)	(0.19)	(0.09)		—

Distributions to shareholders from net realized gains	(0.65)	(0.17)	—		—

Total distributions	(0.97)	(0.36)	(0.09)		—

Net asset value, end of period	$10.86	$11.37	$10.87		$9.81

Total return(c)	5.11%	8.05%	11.75%		(1.90)%

Net assets, end of period (in 000s)	$446	$330	$35		$10

Ratio of net expenses to average net assets(d)	0.13%	0.28%	0.30	%(e)	0.32	%(e)

Ratio of total expenses to average net assets(d)	4.62%	2.00%	4.22	%(e)	3.93	%(e)

Ratio of net investment income to average net assets	2.38%	1.77%	1.64	%(e)	1.46	%(e)

Portfolio turnover rate(f)	137%	139%	137%		29%

*	The Portfolio changed its fiscal year end from October 31 to August 31.
(a)	Commenced operations on August 22, 2016.
(b)	Calculated based on the average shares outstanding methodology.
(c)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Portfolio distributions or the redemption of Portfolio shares. Total returns for periods less than one full year are not annualized.
(d)	Expense ratios exclude the expenses of the Underlying Funds in which the Portfolio invests.
(e)	Annualized.
(f)	The Portfolio’s turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Portfolio’s turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	71

GOLDMAN SACHS TARGET DATE 2040 PORTFOLIO

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Target Date 2040 Portfolio
	Class A Shares
	Year Ended August 31,		Period November 1, 2016 – August 31, 2017*		Period Ended October 31, 2016(a)
	2019	2018
Per Share Data

Net asset value, beginning of period	$9.49	$10.09	$9.58		$9.77

Net investment income(b)	0.17	0.13	0.10		0.02

Net realized and unrealized gain (loss)	0.10	0.64	1.03		(0.21)

Total from investment operations	0.27	0.77	1.13		(0.19)

Distributions to shareholders from net investment income	(0.15)	(0.14)	(0.19)		—

Distributions to shareholders from net realized gains	(0.53)	(1.23)	(0.43)		—

Total distributions	(0.68)	(1.37)	(0.62)		—

Net asset value, end of period	$9.08	$9.49	$10.09		$9.58

Total return(c)	3.48%	8.23%	12.37%		(1.94)%

Net assets, end of period (in 000s)	$80	$51	$13		$13

Ratio of net expenses to average net assets(d)	0.53%	0.70%	0.73	%(e)	0.74	%(e)

Ratio of total expenses to average net assets(d)	5.04%	1.20%	1.41	%(e)	3.23	%(e)

Ratio of net investment income to average net assets	1.93%	1.40%	1.27	%(e)	0.98	%(e)

Portfolio turnover rate(f)	150%	143%	142%		174%

*	The Portfolio changed its fiscal year end from October 31 to August 31.
(a)	Commenced operations on August 22, 2016.
(b)	Calculated based on the average shares outstanding methodology.
(c)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Portfolio distributions or the redemption of Portfolio shares. Total returns for periods less than one full year are not annualized.
(d)	Expense ratios exclude the expenses of the Underlying Funds in which the Portfolio invests.
(e)	Annualized.
(f)	The Portfolio’s turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Portfolio’s turnover rate may be higher.

72	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS TARGET DATE 2040 PORTFOLIO

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Target Date 2040 Portfolio
	Institutional Shares
	Year Ended August 31,		Period November 1, 2016 – August 31, 2017*		Period Ended October 31, 2016(a)
	2019	2018
Per Share Data

Net asset value, beginning of period	$9.54	$10.12	$9.58		$9.77

Net investment income(b)	0.20	0.17	0.14		0.03

Net realized and unrealized gain (loss)	0.10	0.65	1.03		(0.22)

Total from investment operations	0.30	0.82	1.17		(0.19)

Distributions to shareholders from net investment income	(0.18)	(0.17)	(0.20)		—

Distributions to shareholders from net realized gains	(0.53)	(1.23)	(0.43)		—

Total distributions	(0.71)	(1.40)	(0.63)		—

Net asset value, end of period	$9.13	$9.54	$10.12		$9.58

Total return(c)	3.82%	8.71%	12.85%		(1.94)%

Net assets, end of period (in 000s)	$12	$12	$11		$10

Ratio of net expenses to average net assets(d)	0.16%	0.30%	0.32	%(e)	0.34	%(e)

Ratio of total expenses to average net assets(d)	4.47%	0.73%	0.98	%(e)	2.82	%(e)

Ratio of net investment income to average net assets	2.30%	1.82%	1.70	%(e)	1.41	%(e)

Portfolio turnover rate(f)	150%	143%	142%		174%

*	The Portfolio changed its fiscal year end from October 31 to August 31.
(a)	Commenced operations on August 22, 2016.
(b)	Calculated based on the average shares outstanding methodology.
(c)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Portfolio distributions or the redemption of Portfolio shares. Total returns for periods less than one full year are not annualized.
(d)	Expense ratios exclude the expenses of the Underlying Funds in which the Portfolio invests.
(e)	Annualized.
(f)	The Portfolio’s turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Portfolio’s turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	73

GOLDMAN SACHS TARGET DATE 2040 PORTFOLIO

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Target Date 2040 Portfolio
	Service Shares
	Year Ended August 31,		Period November 1, 2016 – August 31, 2017*		Period Ended October 31, 2016(a)
	2019	2018
Per Share Data

Net asset value, beginning of period	$9.49	$10.08	$9.58		$9.77

Net investment income(b)	0.16	0.13	0.10		0.02

Net realized and unrealized gain (loss)	0.11	0.63	1.01		(0.21)

Total from investment operations	0.27	0.76	1.11		(0.19)

Distributions to shareholders from net investment income	(0.14)	(0.12)	(0.18)		—

Distributions to shareholders from net realized gains	(0.53)	(1.23)	(0.43)		—

Total distributions	(0.67)	(1.35)	(0.61)		—

Net asset value, end of period	$9.09	$9.49	$10.08		$9.58

Total return(c)	3.39%	8.13%	12.21%		(1.94)%

Net assets, end of period (in 000s)	$12	$12	$11		$10

Ratio of net expenses to average net assets(d)	0.66%	0.81%	0.82	%(e)	0.83	%(e)

Ratio of total expenses to average net assets(d)	4.97%	1.24%	1.48	%(e)	3.31	%(e)

Ratio of net investment income to average net assets	1.81%	1.32%	1.20	%(e)	0.92	%(e)

Portfolio turnover rate(f)	150%	143%	142%		174%

*	The Portfolio changed its fiscal year end from October 31 to August 31.
(a)	Commenced operations on August 22, 2016.
(b)	Calculated based on the average shares outstanding methodology.
(c)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Portfolio distributions or the redemption of Portfolio shares. Total returns for periods less than one full year are not annualized.
(d)	Expense ratios exclude the expenses of the Underlying Funds in which the Portfolio invests.
(e)	Annualized.
(f)	The Portfolio’s turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Portfolio’s turnover rate may be higher.

74	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS TARGET DATE 2040 PORTFOLIO

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Target Date 2040 Portfolio
	Investor Shares
	Year Ended August 31,		Period November 1, 2016 – August 31, 2017*		Period Ended October 31, 2016(a)
	2019	2018
Per Share Data

Net asset value, beginning of period	$9.51	$10.11	$9.58		$9.77

Net investment income(b)	0.19	0.16	0.09		0.02

Net realized and unrealized gain (loss)	0.11	0.64	1.06		(0.21)

Total from investment operations	0.30	0.80	1.15		(0.19)

Distributions to shareholders from net investment income	(0.17)	(0.17)	(0.19)		—

Distributions to shareholders from net realized gains	(0.53)	(1.23)	(0.43)		—

Total distributions	(0.70)	(1.40)	(0.62)		—

Net asset value, end of period	$9.11	$9.51	$10.11		$9.58

Total return(c)	3.78%	8.46%	12.68%		(1.94)%

Net assets, end of period (in 000s)	$667	$636	$130		$10

Ratio of net expenses to average net assets(d)	0.29%	0.45%	0.46	%(e)	0.48	%(e)

Ratio of total expenses to average net assets(d)	4.66%	0.89%	0.98	%(e)	2.96	%(e)

Ratio of net investment income to average net assets	2.14%	1.67%	1.11	%(e)	1.27	%(e)

Portfolio turnover rate(f)	150%	143%	142%		174%

*	The Portfolio changed its fiscal year end from October 31 to August 31.
(a)	Commenced operations on August 22, 2016.
(b)	Calculated based on the average shares outstanding methodology.
(c)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Portfolio distributions or the redemption of Portfolio shares. Total returns for periods less than one full year are not annualized.
(d)	Expense ratios exclude the expenses of the Underlying Funds in which the Portfolio invests.
(e)	Annualized.
(f)	The Portfolio’s turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Portfolio’s turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	75

GOLDMAN SACHS TARGET DATE 2040 PORTFOLIO

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Target Date 2040 Portfolio
	Class R Shares
	Year Ended August 31,		Period November 1, 2016 – August 31, 2017*		Period Ended October 31, 2016(a)
	2019	2018
Per Share Data

Net asset value, beginning of period	$9.47	$10.07	$9.57		$9.77

Net investment income(b)	0.17	0.11	0.09		0.01

Net realized and unrealized gain (loss)	0.08	0.64	1.02		(0.21)

Total from investment operations	0.25	0.75	1.11		(0.20)

Distributions to shareholders from net investment income	(0.13)	(0.12)	(0.18)		—

Distributions to shareholders from net realized gains	(0.53)	(1.23)	(0.43)		—

Total distributions	(0.66)	(1.35)	(0.61)		—

Net asset value, end of period	$9.06	$9.47	$10.07		$9.57

Total return(c)	3.17%	8.02%	12.16%		(2.05)%

Net assets, end of period (in 000s)	$12	$36	$24		$10

Ratio of net expenses to average net assets(d)	0.86%	0.95%	0.97	%(e)	0.98	%(e)

Ratio of total expenses to average net assets(d)	4.30%	1.39%	1.42	%(e)	3.46	%(e)

Ratio of net investment income to average net assets	1.88%	1.16%	1.05	%(e)	0.77	%(e)

Portfolio turnover rate(f)	150%	143%	142%		174%

*	The Portfolio changed its fiscal year end from October 31 to August 31.
(a)	Commenced operations on August 22, 2016.
(b)	Calculated based on the average shares outstanding methodology.
(c)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Portfolio distributions or the redemption of Portfolio shares. Total returns for periods less than one full year are not annualized.
(d)	Expense ratios exclude the expenses of the Underlying Funds in which the Portfolio invests.
(e)	Annualized.
(f)	The Portfolio’s turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Portfolio’s turnover rate may be higher.

76	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS TARGET DATE 2040 PORTFOLIO

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Target Date 2040 Portfolio
	Class R6 Shares
	Year Ended August 31,		Period November 1, 2016 – August 31, 2017*		Year Ended October 31,
	2019	2018			2016	2015
Per Share Data

Net asset value, beginning of period	$9.54	$10.12	$9.59		$9.90	$9.98

Net investment income(a)	0.18	0.18	0.14		0.19	0.15

Net realized and unrealized gain	0.13	0.64	1.02		0.11	0.13

Total from investment operations	0.31	0.82	1.16		0.30	0.28

Distributions to shareholders from net investment income	(0.18)	(0.17)	(0.20)		(0.17)	(0.10)

Distributions to shareholders from net realized gains	(0.53)	(1.23)	(0.43)		(0.44)	(0.26)

Total distributions	(0.71)	(1.40)	(0.63)		(0.61)	(0.36)

Net asset value, end of period	$9.14	$9.54	$10.12		$9.59	$9.90

Total return(b)	3.94%	8.70%	12.73%		3.33%	2.86%

Net assets, end of period (in 000s)	$7,049	$49,418	$48,905		$47,340	$50,029

Ratio of net expenses to average net assets(c)	0.23%	0.29%	0.30	%(d)	0.31%	0.30%

Ratio of total expenses to average net assets(c)	2.36%	0.72%	0.98	%(d)	0.80%	0.30%

Ratio of net investment income to average net assets	1.99%	1.84%	1.73	%(d)	1.97%	1.50%

Portfolio turnover rate(e)	150%	143%	142%		174%	160%

*	The Portfolio changed its fiscal year end from October 31 to August 31.
(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Portfolio distributions or the redemption of Portfolio shares. Total returns for periods less than one full year are not annualized. The Goldman Sachs Target Date 2040 Portfolio’s predecessor was the Madison Target Retirement 2040 Fund (the “Predecessor Fund”). On August 22, 2016, the Predecessor Fund was reorganized as a new series of Goldman Sachs Trust II. Performance prior to August 22, 2016 is that of the Predecessor Fund. Total return information of the Predecessor Fund is included in the above table because the Predecessor Fund is considered the accounting survivor of the reorganization.
(c)	Expense ratios exclude the expenses of the Underlying Funds in which the Portfolio invests.
(d)	Annualized.
(e)	The Portfolio’s turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Portfolio’s turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	77

GOLDMAN SACHS TARGET DATE 2045 PORTFOLIO

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Target Date 2045 Portfolio
	Class A Shares
	Year Ended August 31,		Period November 1, 2016 – August 31, 2017*		Period Ended October 31, 2016(a)
	2019	2018
Per Share Data

Net asset value, beginning of period	$11.60	$11.01	$9.80		$10.00

Net investment income(b)	0.20	0.16	0.08		0.02

Net realized and unrealized gain (loss)	(0.04)	0.81	1.20		(0.22)

Total from investment operations	0.16	0.97	1.28		(0.20)

Distributions to shareholders from net investment income	(0.26)	(0.16)	(0.07)		—

Distributions to shareholders from net realized gains	(0.82)	(0.22)	—		—

Total distributions	(1.08)	(0.38)	(0.07)		—

Net asset value, end of period	$10.68	$11.60	$11.01		$9.80

Total return(c)	2.37%	9.02%	13.17%		(2.00)%

Net assets, end of period (in 000s)	$165	$106	$84		$10

Ratio of net expenses to average net assets(d)	0.52%	0.69%	0.71	%(e)	0.75	%(e)

Ratio of total expenses to average net assets(d)	4.91%	2.44%	5.43	%(e)	4.23	%(e)

Ratio of net investment income to average net assets	1.86%	1.42%	0.90	%(e)	1.02	%(e)

Portfolio turnover rate(f)	147%	145%	143%		29%

*	The Portfolio changed its fiscal year end from October 31 to August 31.
(a)	Commenced operations on August 22, 2016.
(b)	Calculated based on the average shares outstanding methodology.
(c)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Portfolio shares. Total returns for periods less than one full year are not annualized.
(d)	Expense ratios exclude the expenses of the Underlying Funds in which the Portfolio invests.
(e)	Annualized.
(f)	The Portfolio’s turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Portfolio’s turnover rate may be higher.

78	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS TARGET DATE 2045 PORTFOLIO

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Target Date 2045 Portfolio
	Institutional Shares
	Year Ended August 31,		Period November 1, 2016 – August 31, 2017*		Period Ended October 31, 2016(a)
	2019	2018
Per Share Data

Net asset value, beginning of period	$11.65	$11.04	$9.81		$10.00

Net investment income(b)	0.23	0.21	0.15		0.03

Net realized and unrealized gain (loss)	(0.02)	0.81	1.17		(0.22)

Total from investment operations	0.21	1.02	1.32		(0.19)

Distributions to shareholders from net investment income	(0.30)	(0.19)	(0.09)		—

Distributions to shareholders from net realized gains	(0.82)	(0.22)	—		—

Total distributions	(1.12)	(0.41)	(0.09)		—

Net asset value, end of period	$10.74	$11.65	$11.04		$9.81

Total return(c)	2.81%	9.40%	13.52%		(1.90)%

Net assets, end of period (in 000s)	$6,205	$11,472	$11,077		$9,756

Ratio of net expenses to average net assets(d)	0.16%	0.30%	0.32	%(e)	0.34	%(e)

Ratio of total expenses to average net assets(d)	4.09%	2.05%	3.82	%(e)	3.85	%(e)

Ratio of net investment income to average net assets	2.17%	1.83%	1.69	%(e)	1.43	%(e)

Portfolio turnover rate(f)	147%	145%	143%		29%

*	The Portfolio changed its fiscal year end from October 31 to August 31.
(a)	Commenced operations on August 22, 2016.
(b)	Calculated based on the average shares outstanding methodology.
(c)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Portfolio shares. Total returns for periods less than one full year are not annualized.
(d)	Expense ratios exclude the expenses of the Underlying Funds in which the Portfolio invests.
(e)	Annualized.
(f)	The Portfolio’s turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Portfolio’s turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	79

GOLDMAN SACHS TARGET DATE 2045 PORTFOLIO

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Target Date 2045 Portfolio
	Service Shares
	Year Ended August 31,		Period November 1, 2016 – August 31, 2017*		Period Ended October 31, 2016(a)
	2019	2018
Per Share Data

Net asset value, beginning of period	$11.60	$11.00	$9.80		$10.00

Net investment income(b)	0.18	0.15	0.10		0.02

Net realized and unrealized gain (loss)	(0.02)	0.81	1.17		(0.22)

Total from investment operations	0.16	0.96	1.27		(0.20)

Distributions to shareholders from net investment income	(0.25)	(0.14)	(0.07)		—

Distributions to shareholders from net realized gains	(0.82)	(0.22)	—		—

Total distributions	(1.07)	(0.36)	(0.07)		—

Net asset value, end of period	$10.69	$11.60	$11.00		$9.80

Total return(c)	2.30%	8.83%	13.03%		(2.00)%

Net assets, end of period (in 000s)	$12	$12	$11		$10

Ratio of net expenses to average net assets(d)	0.64%	0.80%	0.81	%(e)	0.84	%(e)

Ratio of total expenses to average net assets(d)	4.93%	2.53%	4.30	%(e)	4.33	%(e)

Ratio of net investment income to average net assets	1.74%	1.33%	1.20	%(e)	0.93	%(e)

Portfolio turnover rate(f)	147%	145%	143%		29%

*	The Portfolio changed its fiscal year end from October 31 to August 31.
(a)	Commenced operations on August 22, 2016.
(b)	Calculated based on the average shares outstanding methodology.
(c)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Portfolio shares. Total returns for periods less than one full year are not annualized.
(d)	Expense ratios exclude the expenses of the Underlying Funds in which the Portfolio invests.
(e)	Annualized.
(f)	The Portfolio’s turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Portfolio’s turnover rate may be higher.

80	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS TARGET DATE 2045 PORTFOLIO

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Target Date 2045 Portfolio
	Investor Shares
	Year Ended August 31,		Period November 1, 2016 – August 31 2017*		Period Ended October 31, 2016(a)
	2019	2018
Per Share Data

Net asset value, beginning of period	$11.62	$11.03	$9.80		$10.00

Net investment income(b)	0.22	0.19	0.10		0.02

Net realized and unrealized gain (loss)	(0.02)	0.80	1.21		(0.22)

Total from investment operations	0.20	0.99	1.31		(0.20)

Distributions to shareholders from net investment income	(0.29)	(0.18)	(0.08)		—

Distributions to shareholders from net realized gains	(0.82)	(0.22)	—		—

Total distributions	(1.11)	(0.40)	(0.08)		—

Net asset value, end of period	$10.71	$11.62	$11.03		$9.80

Total return(c)	2.71%	9.19%	13.48%		(2.00)%

Net assets, end of period (in 000s)	$857	$600	$97		$10

Ratio of net expenses to average net assets(d)	0.27%	0.44%	0.46	%(e)	0.49	%(e)

Ratio of total expenses to average net assets(d)	4.65%	2.18%	6.16	%(e)	3.97	%(e)

Ratio of net investment income to average net assets	2.10%	1.69%	1.13	%(e)	1.28	%(e)

Portfolio turnover rate(f)	147%	145%	143%		29%

*	The Portfolio changed its fiscal year end from October 31 to August 31.
(a)	Commenced operations on August 22, 2016.
(b)	Calculated based on the average shares outstanding methodology.
(c)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Portfolio shares. Total returns for periods less than one full year are not annualized.
(d)	Expense ratios exclude the expenses of the Underlying Funds in which the Portfolio invests.
(e)	Annualized.
(f)	The Portfolio’s turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Portfolio’s turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	81

GOLDMAN SACHS TARGET DATE 2045 PORTFOLIO

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Target Date 2045 Portfolio
	Class R Shares
	Year Ended August 31,		Period November 1, 2016 – August 31, 2017*		Period Ended October 31, 2016(a)
	2019	2018
Per Share Data

Net asset value, beginning of period	$11.58	$10.99	$9.79		$10.00

Net investment income(b)	0.20	0.13	0.09		0.01

Net realized and unrealized gain (loss)	(0.06)	0.81	1.17		(0.22)

Total from investment operations	0.14	0.94	1.26		(0.21)

Distributions to shareholders from net investment income	(0.24)	(0.13)	(0.06)		—

Distributions to shareholders from net realized gains	(0.82)	(0.22)	—		—

Total distributions	(1.06)	(0.35)	(0.06)		—

Net asset value, end of period	$10.66	$11.58	$10.99		$9.79

Total return(c)	2.10%	8.74%	12.98%		(2.10)%

Net assets, end of period (in 000s)	$12	$41	$29		$10

Ratio of net expenses to average net assets(d)	0.84%	0.94%	0.95	%(e)	0.99	%(e)

Ratio of total expenses to average net assets(d)	4.49%	2.68%	4.63	%(e)	4.48	%(e)

Ratio of net investment income to average net assets	1.84%	1.17%	1.07	%(e)	0.78	%(e)

Portfolio turnover rate(f)	147%	145%	143%		29%

*	The Portfolio changed its fiscal year end from October 31 to August 31.
(a)	Commenced operations on August 22, 2016.
(b)	Calculated based on the average shares outstanding methodology.
(c)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Portfolio shares. Total returns for periods less than one full year are not annualized.
(d)	Expense ratios exclude the expenses of the Underlying Funds in which the Portfolio invests.
(e)	Annualized.
(f)	The Portfolio’s turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Portfolio’s turnover rate may be higher.

82	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS TARGET DATE 2045 PORTFOLIO

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Target Date 2045 Portfolio
	Class R6 Shares
	Year Ended August 31,		Period November 1, 2016 – August 31, 2017*		Period Ended October 31, 2016(a)
	2019	2018
Per Share Data

Net asset value, beginning of period	$11.64	$11.04	$9.81		$10.00

Net investment income(b)	0.24	0.20	0.15		0.03

Net realized and unrealized gain (loss)	(0.03)	0.81	1.17		(0.22)

Total from investment operations	0.21	1.01	1.32		(0.19)

Distributions to shareholders from net investment income	(0.30)	(0.19)	(0.09)		—

Distributions to shareholders from net realized gains	(0.82)	(0.22)	—		—

Total distributions	(1.12)	(0.41)	(0.09)		—

Net asset value, end of period	$10.73	$11.64	$11.04		$9.81

Total return(c)	2.87%	9.34%	13.64%		(2.00)%

Net assets, end of period (in 000s)	$742	$270	$14		$10

Ratio of net expenses to average net assets(d)	0.09%	0.28%	0.31	%(e)	0.32	%(e)

Ratio of total expenses to average net assets(d)	4.63%	2.03%	4.00	%(e)	3.93	%(e)

Ratio of net investment income to average net assets	2.23%	1.72%	1.68	%(e)	1.45	%(e)

Portfolio turnover rate(f)	147%	145%	143%		29%

*	The Portfolio changed its fiscal year end from October 31 to August 31.
(a)	Commenced operations on August 22, 2016.
(b)	Calculated based on the average shares outstanding methodology.
(c)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Portfolio shares. Total returns for periods less than one full year are not annualized.
(d)	Expense ratios exclude the expenses of the Underlying Funds in which the Portfolio invests.
(e)	Annualized.
(f)	The Portfolio’s turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Portfolio’s turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	83

GOLDMAN SACHS TARGET DATE 2050 PORTFOLIO

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Target Date 2050 Portfolio
	Class A Shares
	Year Ended August 31,		Period November 1, 2016 – August 31, 2017*		Period Ended October 31, 2016(a)
	2019	2018
Per Share Data

Net asset value, beginning of period	$10.69	$10.54	$9.80		$10.00

Net investment income(a)	0.18	0.14	0.12		0.02

Net realized and unrealized gain (loss)	(0.07)	0.84	1.21		(0.22)

Total from investment operations	0.11	0.98	1.33		(0.20)

Distributions to shareholders from net investment income	(0.17)	(0.16)	(0.19)		—

Distributions to shareholders from net realized gains	(0.50)	(0.67)	(0.40)		—

Total distributions	(0.67)	(0.83)	(0.59)		—

Net asset value, end of period	$10.13	$10.69	$10.54		$9.80

Total return(b)	1.51%	9.66%	14.21%		(2.00)%

Net assets, end of period (in 000s)	$359	$218	$49		$10

Ratio of net expenses to average net assets(c)	0.52%	0.70%	0.71	%(d)	0.74	%(d)

Ratio of total expenses to average net assets(c)	5.40%	1.57%	1.34	%(d)	6.30	%(d)

Ratio of net investment income to average net assets	1.81%	1.38%	1.38	%(d)	1.04	%(d)

Portfolio turnover rate(e)	171%	155%	139%		191%

*	The Portfolio changed its fiscal year end from October 31 to August 31.
(a)	Commenced operations on August 22, 2016.
(b)	Calculated based on the average shares outstanding methodology.
(c)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Portfolio distributions or the redemption of Portfolio shares. Total returns for periods less than one full year are not annualized.
(d)	Expense ratios exclude the expenses of the Underlying Funds in which the Portfolio invests.
(e)	Annualized.
(f)	The Portfolio’s turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Portfolio’s turnover rate may be higher.

84	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS TARGET DATE 2050 PORTFOLIO

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Target Date 2050 Portfolio
	Institutional Shares
	Year Ended August 31,		Period November 1, 2016 – August 31, 2017*		Period Ended October 31, 2016(a)
	2019	2018
Per Share Data

Net asset value, beginning of period	$10.74	$10.56	$9.80		$10.00

Net investment income(b)	0.22	0.19	0.14		0.03

Net realized and unrealized gain (loss)	(0.07)	0.84	1.22		(0.23)

Total from investment operations	0.15	1.03	1.36		(0.20)

Distributions to shareholders from net investment income	(0.20)	(0.18)	(0.20)		—

Distributions to shareholders from net realized gains	(0.50)	(0.67)	(0.40)		—

Total distributions	(0.70)	(0.85)	(0.60)		—

Net asset value, end of period	$10.19	$10.74	$10.56		$9.80

Total return(c)	1.95%	10.10%	14.58%		(2.00)%

Net assets, end of period (in 000s)	$16	$12	$11		$10

Ratio of net expenses to average net assets(d)	0.14%	0.30%	0.32	%(e)	0.34	%(e)

Ratio of total expenses to average net assets(d)	4.87%	1.06%	1.63	%(e)	5.90	%(e)

Ratio of net investment income to average net assets	2.21%	1.81%	1.71	%(e)	1.44	%(e)

Portfolio turnover rate(f)	171%	155%	139%		191%

*	The Portfolio changed its fiscal year end from October 31 to August 31.
(a)	Commenced operations on August 22, 2016.
(b)	Calculated based on the average shares outstanding methodology.
(c)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Portfolio distributions or the redemption of Portfolio shares. Total returns for periods less than one full year are not annualized.
(d)	Expense ratios exclude the expenses of the Underlying Funds in which the Portfolio invests.
(e)	Annualized.
(f)	The Portfolio’s turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Portfolio’s turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	85

GOLDMAN SACHS TARGET DATE 2050 PORTFOLIO

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Target Date 2050 Portfolio
	Service Shares
	Year Ended August 31,		Period November 1, 2016 – August 31, 2017*		Period Ended October 31, 2016(a)
	2019	2018
Per Share Data

Net asset value, beginning of period	$10.70	$10.53	$9.79		$10.00

Net investment income(b)	0.17	0.14	0.10		0.02

Net realized and unrealized gain (loss)	(0.07)	0.83	1.22		(0.23)

Total from investment operations	0.10	0.97	1.32		(0.21)

Distributions to shareholders from net investment income	(0.15)	(0.13)	(0.18)		—

Distributions to shareholders from net realized gains	(0.50)	(0.67)	(0.40)		—

Total distributions	(0.65)	(0.80)	(0.58)		—

Net asset value, end of period	$10.15	$10.70	$10.53		$9.79

Total return(c)	1.41%	9.53%	14.18%		(2.10)%

Net assets, end of period (in 000s)	$12	$12	$11		$10

Ratio of net expenses to average net assets(d)	0.65%	0.80%	0.82	%(e)	0.83	%(e)

Ratio of total expenses to average net assets(d)	5.26%	1.56%	2.13	%(e)	6.40	%(e)

Ratio of net investment income to average net assets	1.71%	1.32%	1.21	%(e)	0.95	%(e)

Portfolio turnover rate(f)	171%	155%	139%		191%

*	The Portfolio changed its fiscal year end from October 31 to August 31.
(a)	Commenced operations on August 22, 2016.
(b)	Calculated based on the average shares outstanding methodology.
(c)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Portfolio distributions or the redemption of Portfolio shares. Total returns for periods less than one full year are not annualized.
(d)	Expense ratios exclude the expenses of the Underlying Funds in which the Portfolio invests.
(e)	Annualized.
(f)	The Portfolio’s turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Portfolio’s turnover rate may be higher.

86	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS TARGET DATE 2050 PORTFOLIO

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Target Date 2050 Portfolio
	Investor Shares
	Year Ended August 31,		Period November 1, 2016 – August 31, 2017*		Period Ended October 31, 2016(a)
	2019	2018
Per Share Data

Net asset value, beginning of period	$10.72	$10.55	$9.80		$10.00

Net investment income(b)	0.20	0.18	0.11		0.02

Net realized and unrealized gain (loss)	(0.06)	0.83	1.24		(0.22)

Total from investment operations	0.14	1.01	1.35		(0.20)

Distributions to shareholders from net investment income	(0.19)	(0.17)	(0.20)		—

Distributions to shareholders from net realized gains	(0.50)	(0.67)	(0.40)		—

Total distributions	(0.69)	(0.84)	(0.60)		—

Net asset value, end of period	$10.17	$10.72	$10.55		$9.80

Total return(c)	1.80%	9.98%	14.42%		(2.00)%

Net assets, end of period (in 000s)	$998	$830	$156		$10

Ratio of net expenses to average net assets(d)	0.29%	0.45%	0.47	%(e)	0.48	%(e)

Ratio of total expenses to average net assets(d)	4.95%	1.21%	1.45	%(e)	6.04	%(e)

Ratio of net investment income to average net assets	2.06%	1.70%	1.31	%(e)	1.30	%(e)

Portfolio turnover rate(f)	171%	155%	139%		191%

*	The Portfolio changed its fiscal year end from October 31 to August 31.
(a)	Commenced operations on August 22, 2016.
(b)	Calculated based on the average shares outstanding methodology.
(c)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Portfolio distributions or the redemption of Portfolio shares. Total returns for periods less than one full year are not annualized.
(d)	Expense ratios exclude the expenses of the Underlying Funds in which the Portfolio invests.
(e)	Annualized.
(f)	The Portfolio’s turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Portfolio’s turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	87

GOLDMAN SACHS TARGET DATE 2050 PORTFOLIO

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Target Date 2050 Portfolio
	Class R Shares
	Year Ended August 31,		Period November 1, 2016 – August 31, 2017*		Period Ended October 31, 2016(a)
	2019	2018
Per Share Data

Net asset value, beginning of period	$10.69	$10.52	$9.79		$10.00

Net investment income(b)	0.16	0.12	0.09		0.02

Net realized and unrealized gain (loss)	(0.07)	0.83	1.22		(0.23)

Total from investment operations	0.09	0.95	1.31		(0.21)

Distributions to shareholders from net investment income	(0.14)	(0.11)	(0.18)		—

Distributions to shareholders from net realized gains	(0.50)	(0.67)	(0.40)		—

Total distributions	(0.64)	(0.78)	(0.58)		—

Net asset value, end of period	$10.14	$10.69	$10.52		$9.79

Total return(c)	1.25%	9.38%	14.02%		2.10%

Net assets, end of period (in 000s)	$12	$12	$11		$10

Ratio of net expenses to average net assets(d)	0.80%	0.96%	0.98	%(e)	0.98	%(e)

Ratio of total expenses to average net assets(d)	5.40%	1.71%	2.29	%(e)	6.54	%(e)

Ratio of net investment income to average net assets	1.57%	1.16%	1.05	%(e)	0.80	%(e)

Portfolio turnover rate(f)	171%	155%	139%		191%

*	The Portfolio changed its fiscal year end from October 31 to August 31.
(a)	Commenced operations on August 22, 2016.
(b)	Calculated based on the average shares outstanding methodology.
(c)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Portfolio distributions or the redemption of Portfolio shares. Total returns for periods less than one full year are not annualized.
(d)	Expense ratios exclude the expenses of the Underlying Funds in which the Portfolio invests.
(e)	Annualized.
(f)	The Portfolio’s turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Portfolio’s turnover rate may be higher.

88	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS TARGET DATE 2050 PORTFOLIO

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Target Date 2050 Portfolio
	Class R6 Shares
	Year Ended August 31,		Period November 1, 2016 – August 31, 2017*		Year Ended October 31,
	2019	2018			2016	2015
Per Share Data

Net asset value, beginning of period	$10.74	$10.56	$9.80		$9.95	$9.98

Net investment income(a)	0.20	0.19	0.14		0.20	0.15

Net realized and unrealized gain (loss)	(0.04)	0.84	1.22		0.11	0.13

Total from investment operations	0.16	1.03	1.36		0.31	0.28

Distributions to shareholders from net investment income	(0.21)	(0.18)	(0.20)		(0.16)	(0.10)

Distributions to shareholders from net realized gains	(0.50)	(0.67)	(0.40)		(0.30)	(0.21)

Total distributions	(0.71)	(0.85)	(0.60)		(0.46)	(0.31)

Net asset value, end of period	$10.19	$10.74	$10.56		$9.80	$9.95

Total return(b)	1.96%	10.11%	14.59%		3.37%	2.87%

Net assets, end of period (in 000s)	$5,786	$29,481	$26,154		$21,657	$20,482

Ratio of net expenses to average net assets(c)	0.21%	0.29%	0.30	%(d)	0.31%	0.30%

Ratio of total expenses to average net assets(c)	3.02%	1.06%	1.58	%(d)	1.45%	0.30%

Ratio of net investment income to average net assets	1.94%	1.82%	1.71	%(d)	2.07%	1.51%

Portfolio turnover rate(e)	171%	155%	139%		191%	204%

*	The Portfolio changed its fiscal year end from October 31 to August 31.
(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Portfolio distributions or the redemption of Portfolio shares. Total returns for periods less than one full year are not annualized. The Goldman Sachs Target Date 2050 Portfolio’s predecessor was the Madison Target Retirement 2050 Fund (the "Predecessor Fund"). On August 22, 2016, the Predecessor Fund was reorganized as a new series of Goldman Sachs Trust II. Performance prior to August 22, 2016 is that of the Predecessor Fund. Total return information of the Predecessor Fund is included in the above table because the Predecessor Fund is considered the accounting survivor of the reorganization.
(c)	Expense ratios exclude the expenses of the Underlying Funds in which the Portfolio invests.
(d)	Annualized.
(e)	The Portfolio’s turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Portfolio’s turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	89

GOLDMAN SACHS TARGET DATE 2055 PORTFOLIO

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Target Date 2055 Portfolio
	Class A Shares
	Year Ended August 31,		Period November 1, 2016 – August 31, 2017*		Period Ended October 31, 2016(a)
	2019	2018
Per Share Data

Net asset value, beginning of period	$11.86	$11.16	$9.79		$10.00

Net investment income(b)	0.19	0.16	0.09		0.02

Net realized and unrealized gain (loss)	(0.17)	0.98	1.36		(0.23)

Total from investment operations	0.02	1.14	1.45		(0.21)

Distributions to shareholders from net investment income	(0.26)	(0.16)	(0.08)		—

Distributions to shareholders from net realized gains	(1.05)	(0.28)	—		—

Total distributions	(1.31)	(0.44)	(0.08)		—

Net asset value, end of period	$10.57	$11.86	$11.16		$9.79

Total return(c)	1.39%	10.37%	14.90%		(2.10)%

Net assets, end of period (in 000s)	$162	$118	$87		$10

Ratio of net expenses to average net assets(d)	0.52%	0.69%	0.71	%(e)	0.75	%(e)

Ratio of total expenses to average net assets(d)	5.15%	2.46%	4.43	%(e)	4.23	%(e)

Ratio of net investment income to average net assets	1.80%	1.38%	1.01	%(e)	1.02	%(e)

Portfolio turnover rate(f)	148%	177%	182%		34%

*	The Portfolio changed its fiscal year end from October 31 to August 31.
(a)	Commenced operations on August 22, 2016.
(b)	Calculated based on the average shares outstanding methodology.
(c)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Portfolio distributions or the redemption of Portfolio shares. Total returns for periods less than one full year are not annualized.
(d)	Expense ratios exclude the expenses of the Underlying Funds in which the Portfolio invests.
(e)	Annualized.
(f)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

90	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS TARGET DATE 2055 PORTFOLIO

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Target Date 2055 Portfolio
	Institutional Shares
	Year Ended August 31,		Period November 1, 2016 – August 31, 2017*		Period Ended October 31, 2016(a)
	2019	2018
Per Share Data

Net asset value, beginning of period	$11.92	$11.20	$9.80		$10.00

Net investment income(b)	0.23	0.21	0.15		0.03

Net realized and unrealized gain (loss)	(0.17)	0.98	1.34		(0.23)

Total from investment operations	0.06	1.19	1.49		(0.20)

Distributions to shareholders from net investment income	(0.30)	(0.19)	(0.09)		—

Distributions to shareholders from net realized gains	(1.05)	(0.28)	—		—

Total distributions	(1.35)	(0.47)	(0.09)		—

Net asset value, end of period	$10.63	$11.92	$11.20		$9.80

Total return(c)	1.73%	10.82%	15.32%		(2.00)%

Net assets, end of period (in 000s)	$6,125	$11,811	$11,242		$9,748

Ratio of net expenses to average net assets(d)	0.17%	0.30%	0.32	%(e)	0.34	%(e)

Ratio of total expenses to average net assets(d)	4.28%	2.05%	3.78	%(e)	3.85	%(e)

Ratio of net investment income to average net assets	2.11%	1.80%	1.70	%(e)	1.43	%(e)

Portfolio turnover rate(f)	148%	177%	182%		34%

*	The Portfolio changed its fiscal year end from October 31 to August 31.
(a)	Commenced operations on August 22, 2016.
(b)	Calculated based on the average shares outstanding methodology.
(c)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Portfolio distributions or the redemption of Portfolio shares. Total returns for periods less than one full year are not annualized.
(d)	Expense ratios exclude the expenses of the Underlying Funds in which the Portfolio invests.
(e)	Annualized.
(f)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	91

GOLDMAN SACHS TARGET DATE 2055 PORTFOLIO

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Target Date 2055 Portfolio
	Service Shares
	Year Ended August 31,		Period November 1, 2016 – August 31, 2017*		Period Ended October 31, 2016(a)
	2019	2018
Per Share Data

Net asset value, beginning of period	$11.87	$11.16	$9.79		$10.00

Net investment income(b)	0.18	0.15	0.11		0.02

Net realized and unrealized gain (loss)	(0.16)	0.98	1.33		(0.23)

Total from investment operations	0.02	1.13	1.44		(0.21)

Distributions to shareholders from net investment income	(0.25)	(0.14)	(0.07)		—

Distributions to shareholders from net realized gains	(1.05)	(0.28)	—		—

Total distributions	(1.30)	(0.42)	(0.07)		—

Net asset value, end of period	$10.59	$11.87	$11.16		$9.79

Total return(c)	1.33%	10.27%	14.83%		(2.10)%

Net assets, end of period (in 000s)	$13	$12	$11		$10

Ratio of net expenses to average net assets(d)	0.65%	0.79%	0.81	%(e)	0.84	%(e)

Ratio of total expenses to average net assets(d)	5.18%	2.52%	4.26	%(e)	4.33	%(e)

Ratio of net investment income to average net assets	1.70%	1.31%	1.20	%(e)	0.92	%(e)

Portfolio turnover rate(f)	148%	177%	182%		34%

*	The Portfolio changed its fiscal year end from October 31 to August 31.
(a)	Commenced operations on August 22, 2016.
(b)	Calculated based on the average shares outstanding methodology.
(c)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Portfolio distributions or the redemption of Portfolio shares. Total returns for periods less than one full year are not annualized.
(d)	Expense ratios exclude the expenses of the Underlying Funds in which the Portfolio invests.
(e)	Annualized.
(f)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

92	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS TARGET DATE 2055 PORTFOLIO

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Target Date 2055 Portfolio
	Investor Shares
	Year Ended August 31,		Period November 1, 2016 – August 31, 2017*		Period Ended October 31, 2016(a)
	2019	2018
Per Share Data

Net asset value, beginning of period	$11.89	$11.19	$9.79		$10.00

Net investment income(b)	0.22	0.19	0.07		0.02

Net realized and unrealized gain (loss)	(0.17)	0.98	1.42		(0.23)

Total from investment operations	0.05	1.17	1.49		(0.21)

Distributions to shareholders from net investment income	(0.29)	(0.19)	(0.09)		—

Distributions to shareholders from net realized gains	(1.05)	(0.28)	—		—

Total distributions	(1.34)	(0.47)	(0.09)		—

Net asset value, end of period	$10.60	$11.89	$11.19		$9.79

Total return(c)	1.65%	10.62%	15.16%		(2.00)%

Net assets, end of period (in 000s)	$723	$509	$101		$10

Ratio of net expenses to average net assets(d)	0.27%	0.44%	0.46	%(e)	0.49	%(e)

Ratio of total expenses to average net assets(d)	4.91%	2.19%	6.85	%(e)	3.97	%(e)

Ratio of net investment income to average net assets	2.07%	1.64%	0.77	%(e)	1.28	%(e)

Portfolio turnover rate(f)	148%	177%	182%		34%

*	The Portfolio changed its fiscal year end from October 31 to August 31.
(a)	Commenced operations on August 22, 2016.
(b)	Calculated based on the average shares outstanding methodology.
(c)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Portfolio distributions or the redemption of Portfolio shares. Total returns for periods less than one full year are not annualized.
(d)	Expense ratios exclude the expenses of the Underlying Funds in which the Portfolio invests.
(e)	Annualized.
(f)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	93

GOLDMAN SACHS TARGET DATE 2055 PORTFOLIO

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Target Date 2055 Portfolio
	Class R Shares
	Year Ended August 31,		Period November 1, 2016 – August 31, 2017*		Period Ended October 31, 2016(a)
	2019	2018
Per Share Data

Net asset value, beginning of period	$11.82	$11.15	$9.79		$10.00

Net investment income(b)	0.19	0.12	0.09		0.01

Net realized and unrealized gain (loss)	(0.18)	0.98	1.34		(0.22)

Total from investment operations	0.01	1.10	1.43		(0.21)

Distributions to shareholders from net investment income	(0.24)	(0.15)	(0.07)		—

Distributions to shareholders from net realized gains	(1.05)	(0.28)	—		—

Total distributions	(1.29)	(0.43)	(0.07)		—

Net asset value, end of period	$10.54	$11.82	$11.15		$9.79

Total return(c)	1.20%	10.09%	14.66%		(2.10)%

Net assets, end of period (in 000s)	$13	$38	$11		$10

Ratio of net expenses to average net assets(d)	0.84%	0.94%	0.97	%(e)	0.99	%(e)

Ratio of total expenses to average net assets(d)	4.72%	2.67%	4.42	%(e)	4.48	%(e)

Ratio of net investment income to average net assets	1.75%	1.06%	1.05	%(e)	0.77	%(e)

Portfolio turnover rate(f)	148%	177%	182%		34%

*	The Portfolio changed its fiscal year end from October 31 to August 31.
(a)	Commenced operations on August 22, 2016.
(b)	Calculated based on the average shares outstanding methodology.
(c)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Portfolio distributions or the redemption of Portfolio shares. Total returns for periods less than one full year are not annualized.
(d)	Expense ratios exclude the expenses of the Underlying Funds in which the Portfolio invests.
(e)	Annualized.
(f)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

94	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS TARGET DATE 2055 PORTFOLIO

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Target Date 2055 Portfolio
	Class R6 Shares
	Year Ended August 31,		Period November 1, 2016 – August 31, 2017*		Period Ended October 31, 2016(a)
	2019	2018
Per Share Data

Net asset value, beginning of period	$11.92	$11.20	$9.80		$10.00

Net investment income(b)	0.24	0.20	0.15		0.03

Net realized and unrealized gain (loss)	(0.18)	0.99	1.34		(0.23)

Total from investment operations	0.06	1.19	1.49		(0.20)

Distributions to shareholders from net investment income	(0.30)	(0.19)	(0.09)		—

Distributions to shareholders from net realized gains	(1.05)	(0.28)	—		—

Total distributions	(1.35)	(0.47)	(0.09)		—

Net asset value, end of period	$10.63	$11.92	$11.20		$9.80

Total return(c)	1.80%	10.85%	15.32%		(2.00)%

Net assets, end of period (in 000s)	$394	$161	$27		$10

Ratio of net expenses to average net assets(d)	0.09%	0.28%	0.29	%(e)	0.32	%(e)

Ratio of total expenses to average net assets(d)	4.92%	2.01%	3.99	%(e)	3.92	%(e)

Ratio of net investment income to average net assets	2.23%	1.76%	1.68	%(e)	1.45	%(e)

Portfolio turnover rate(f)	148%	177%	182%		34%

*	The Portfolio changed its fiscal year end from October 31 to August 31.
(a)	Commenced operations on August 22, 2016.
(b)	Calculated based on the average shares outstanding methodology.
(c)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Portfolio distributions or the redemption of Portfolio shares. Total returns for periods less than one full year are not annualized.
(d)	Expense ratios exclude the expenses of the Underlying Funds in which the Portfolio invests.
(e)	Annualized.
(f)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	95

GOLDMAN SACHS TARGET DATE 2060 PORTFOLIO

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Target Date 2060 Portfolio
	Class A Shares
	Year Ended August 31, 2019	Period Ended August 31, 2018(a)
Per Share Data

Net asset value, beginning of period	$10.45	$10.00

Net investment income(b)	0.19	0.05

Net realized and unrealized gain (loss)	(0.10)	0.40

Total from investment operations	0.09	0.45

Distributions to shareholders from net investment income	(0.10)	—

Distributions to shareholders from net realized gains	(0.03)	—

Total distributions	(0.13)	—

Net asset value, end of period	$10.41	$10.45

Total return(c)	0.96%	4.50%

Net assets, end of period (in 000s)	$20	$10

Ratio of net expenses to average net assets(d)	0.50%	0.69	%(e)

Ratio of total expenses to average net assets(d)	6.73%	8.72	%(e)

Ratio of net investment income to average net assets	1.84%	1.44	%(e)

Portfolio turnover rate(f)	148%	56%

(a)	Commenced operations on April 30, 2018.
(b)	Calculated based on the average shares outstanding methodology.
(c)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Portfolio distributions or the redemption of Portfolio shares. Total returns for periods less than one full year are not annualized.
(d)	Expense ratios exclude the expenses of the Underlying Funds in which the Portfolio invests.
(e)	Annualized.
(f)	The Portfolio’s turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Portfolio’s turnover rate may be higher.

96	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS TARGET DATE 2060 PORTFOLIO

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Target Date 2060 Portfolio
	Institutional Shares
	Year Ended August 31, 2019	Period Ended August 31, 2018(a)
Per Share Data

Net asset value, beginning of period	$10.46	$10.00

Net investment income(b)	0.22	0.06

Net realized and unrealized gain (loss)	(0.09)	0.40

Total from investment operations	0.13	0.46

Distributions to shareholders from net investment income	(0.13)	—

Distributions to shareholders from net realized gains	(0.03)	—

Total distributions	(0.16)	—

Net asset value, end of period	$10.43	$10.46

Total return(c)	1.36%	4.60%

Net assets, end of period (in 000s)	$11	$10

Ratio of net expenses to average net assets(d)	0.14%	0.30	%(e)

Ratio of total expenses to average net assets(d)	6.56%	8.34	%(e)

Ratio of net investment income to average net assets	2.18%	1.84	%(e)

Portfolio turnover rate(f)	148%	56%

(a)	Commenced operations on April 30, 2018.
(b)	Calculated based on the average shares outstanding methodology.
(c)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the met asset value at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Portfolio distributions or the redemption of Portfolio shares. Total returns for periods less than one full year are not annualized.
(d)	Expense ratios exclude the expenses of the Underlying Funds in which the Portfolio invests.
(e)	Annualized.
(f)	The Portfolio’s turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Portfolio’s turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	97

GOLDMAN SACHS TARGET DATE 2060 PORTFOLIO

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Target Date 2060 Portfolio
	Service Shares
	Year Ended August 31, 2019	Period Ended August 31, 2018(a)
Per Share Data

Net asset value, beginning of period	$10.44	$10.00

Net investment income(b)	0.17	0.05

Net realized and unrealized gain (loss)	(0.09)	0.39

Total from investment operations	0.08	0.44

Distributions to shareholders from net investment income	(0.09)	—

Distributions to shareholders from net realized gains	(0.03)	—

Total distributions	(0.12)	—

Net asset value, end of period	$10.40	$10.44

Total return(c)	0.89%	4.40%

Net assets, end of period (in 000s)	$11	$10

Ratio of net expenses to average net assets(d)	0.64%	0.80	%(e)

Ratio of total expenses to average net assets(d)	7.06%	8.82	%(e)

Ratio of net investment income to average net assets	1.68%	1.34	%(e)

Portfolio turnover rate(f)	148%	56%

(a)	Commenced operations on April 30, 2018.
(b)	Calculated based on the average shares outstanding methodology.
(c)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Portfolio distributions or the redemption of Portfolio shares. Total returns for periods less than one full year are not annualized.
(d)	Expense ratios exclude the expenses of the Underlying Funds in which the Portfolio invests.
(e)	Annualized.
(f)	The Portfolio’s turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Portfolio’s turnover rate may be higher.

98	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS TARGET DATE 2060 PORTFOLIO

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Target Date 2060 Portfolio
	Investor Shares
	Year Ended August 31, 2019	Period Ended August 31, 2018(a)
Per Share Data

Net asset value, beginning of period	$10.46	$10.00

Net investment income(b)	0.21	0.06

Net realized and unrealized gain (loss)	(0.09)	0.40

Total from investment operations	0.12	0.46

Distributions to shareholders from net investment income	(0.12)	—

Distributions to shareholders from net realized gains	(0.03)	—

Total distributions	(0.15)	—

Net asset value, end of period	$10.43	$10.46

Total return(c)	1.15%	4.60%

Net assets, end of period (in 000s)	$11	$10

Ratio of net expenses to average net assets(d)	0.28%	0.44	%(e)

Ratio of total expenses to average net assets(d)	6.70%	8.48	%(e)

Ratio of net investment income to average net assets	2.04%	1.69	%(e)

Portfolio turnover rate(f)	148%	56%

(a)	Commenced operations on April 30, 2018.
(b)	Calculated based on the average shares outstanding methodology.
(c)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Portfolio distributions or the redemption of Portfolio shares. Total returns for periods less than one full year are not annualized.
(d)	Expense ratios exclude the expenses of the Underlying Funds in which the Portfolio invests.
(e)	Annualized.
(f)	The Portfolio’s turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Portfolio’s turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	99

GOLDMAN SACHS TARGET DATE 2060 PORTFOLIO

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Target Date 2060 Portfolio
	Class R Shares
	Year Ended August 31, 2019	Period Ended August 31, 2018(a)
Per Share Data

Net asset value, beginning of period	$10.44	$10.00

Net investment income(b)	0.16	0.04

Net realized and unrealized gain (loss)	(0.10)	0.40

Total from investment operations	0.06	0.44

Distributions to shareholders from net investment income	(0.08)	—

Distributions to shareholders from net realized gains	(0.03)	—

Total distributions	(0.11)	—

Net asset value, end of period	$10.39	$10.44

Total return(c)	0.68%	4.40%

Net assets, end of period (in 000s)	$11	$10

Ratio of net expenses to average net assets(d)	0.78%	0.94	%(e)

Ratio of total expenses to average net assets(d)	7.20%	8.96	%(e)

Ratio of net investment income to average net assets	1.55%	1.19	%(e)

Portfolio turnover rate(f)	148%	56%

(a)	Commenced operations on April 30, 2018.
(b)	Calculated based on the average shares outstanding methodology.
(c)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Portfolio distributions or the redemption of Portfolio shares. Total returns for periods less than one full year are not annualized.
(d)	Expense ratios exclude the expenses of the Underlying Funds in which the Portfolio invests.
(e)	Annualized.
(f)	The Portfolio’s turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Portfolio’s turnover rate may be higher.

100	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS TARGET DATE 2060 PORTFOLIO

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Target Date 2060 Portfolio
	Class R6 Shares
	Year Ended August 31, 2019	Period Ended August 31, 2018(a)
Per Share Data

Net asset value, beginning of period	$10.46	$10.00

Net investment income(b)	0.23	0.06

Net realized and unrealized gain (loss)	(0.10)	0.40

Total from investment operations	0.13	0.46

Distributions to shareholders from net investment income	(0.13)	—

Distributions to shareholders from net realized gains	(0.03)	—

Total distributions	(0.16)	—

Net asset value, end of period	$10.43	$10.46

Total return(c)	1.37%	4.60%

Net assets, end of period (in 000s)	$7,465	$5,178

Ratio of net expenses to average net assets(d)	0.11%	0.28	%(e)

Ratio of total expenses to average net assets(d)	6.49%	8.33	%(e)

Ratio of net investment income to average net assets	2.24%	1.86	%(e)

Portfolio turnover rate(f)	148%	56%

(a)	Commenced operations on April 30, 2018.
(b)	Calculated based on the average shares outstanding methodology.
(c)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Portfolio distributions or the redemption of Portfolio shares. Total returns for periods less than one full year are not annualized.
(d)	Expense ratios exclude the expenses of the Underlying Funds in which the Portfolio invests.
(e)	Annualized.
(f)	The Portfolio’s turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Portfolio’s turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	101

GOLDMAN SACHS TARGET DATE PORTFOLIOS

Notes to Financial Statements

August 31, 2019

1. ORGANIZATION

Goldman Sachs Trust II (the “Trust”) is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The following table lists those series of the Trust that are included in this report (collectively, the “Portfolios” or individually a “Portfolio”), along with their corresponding share classes and respective diversification status under the Act:

Portfolio	Share Classes Offered	Diversified/ Non-diversified
All Portfolios	A, Institutional, Service, Investor, R, R6	Diversified

Class A Shares are sold with a front-end sales charge of up to 5.50%. Institutional, Service, Investor, Class R and Class R6 Shares are not subject to a sales charge.

Goldman Sachs Asset Management, L.P. (“GSAM”), an affiliate of Goldman Sachs & Co. LLC (“Goldman Sachs”), serves as investment adviser to the Portfolios pursuant to a management agreement (the “Agreement”) with the Trust. Prior to November 30, 2018, Madison Asset Management, LLC, (the “Sub-Adviser”) served as the subadviser to the Portfolios.

GSAM compensated the Sub-Adviser directly in accordance with the terms of the Sub-Advisory Agreement. The Portfolios were not charged any separate or additional investment advisory fees by the Sub-Adviser.

The Portfolios are expected to primarily invest in shares of exchange-traded funds (“ETFs”) and/or mutual funds for which GSAM or an affiliate now or in the future acts as investment adviser or principal underwriter as well as unaffiliated ETFs and mutual funds.

2. SIGNIFICANT ACCOUNTING POLICIES

The financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”) and require management to make estimates and assumptions that may affect the reported amounts and disclosures. Actual results may differ from those estimates and assumptions. Each Fund is an investment company under GAAP and follows the accounting and reporting guidance applicable to investment companies.

A.  Investment Valuation — The valuation policy of the Portfolios and underlying funds (“Underlying Funds”) is to value investments at fair value.

B.  Investment Income and Investments — Investment income includes interest income, dividend income, and securities lending income, if any. Interest income is accrued daily and adjusted for amortization of premiums and accretion of discounts. Dividend income is recognized on ex-dividend date or, for certain foreign securities, as soon as such information is obtained subsequent to the ex-dividend date. Investment transactions are reflected on trade date. Realized gains and losses are calculated using identified cost. Investment transactions are recorded on the following business day for daily net asset value (“NAV”) calculations.

For derivative contracts, realized gains and losses are recorded upon settlement of the contract.

C.  Class Allocations and Expenses — Investment income, realized and unrealized gain (loss), if any, and non-class specific expenses of each Portfolio are allocated daily based upon the proportion of net assets of each class. Non-class specific expenses directly incurred by a Portfolio are charged to that Portfolio, while such expenses incurred by the Trust are allocated across the applicable Portfolios on a straight-line and/or pro-rata basis depending upon the nature of the expenses. Class specific expenses, where applicable, are borne by the respective share classes and include Distribution and Service, Transfer Agency and Service and Shareholder Administration fees.

Expenses included in the accompanying financial statements reflect the expenses of each Portfolio and do not include any expenses associated with the Underlying Funds. Because the Underlying Funds have varied expense and fee levels and the Portfolios may own different proportions of the Underlying Funds at different times, the amount of fees and expenses incurred indirectly by each Portfolio will vary.

D.  Offering Costs — Offering costs paid in connection with the initial offering of shares of Target Date 2060, were amortized on a straight-line basis over 12 months from the date of commencement of operations.

GOLDMAN SACHS TARGET DATE PORTFOLIOS

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

E.  Federal Taxes and Distributions to Shareholders — It is each Portfolio’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to regulated investment companies and to distribute each year substantially all of its investment company taxable income and capital gains to its shareholders. Accordingly, each Portfolio is not required to make any provisions for the payment of federal income tax. Distributions to shareholders are recorded on the ex-dividend date. Income and capital gains distributions, if any, are declared and paid at least annually.

Net capital losses, if any, are carried forward to future fiscal years and may be used to the extent allowed by the Code to offset any future capital gains. Losses that are carried forward will retain their character as either short-term or long-term capital losses. Utilization of capital loss carryforwards will reduce the requirement of future capital gains distributions.

The characterization of distributions to shareholders for financial reporting purposes is determined in accordance with federal income tax rules, which may differ from GAAP. The source of each Portfolio’s distributions may be shown in the accompanying financial statements as either from distributable earnings or capital. Certain components of the Portfolios’ net assets on the Statements of Assets and Liabilities reflect permanent GAAP/tax differences based on the appropriate tax character.

F.  In-Kind Transactions — Each Portfolio may allow investors, under certain circumstances, to purchase shares with securities instead of cash. In addition, the Trust reserves the right to redeem an investor’s shares by distributing securities instead of cash. These are known as in-kind transactions. Securities included as part of in-kind purchases and redemptions of Portfolio shares are valued in the same manner as they are valued for purposes of computing a Portfolio’s NAV, in accordance with each Portfolio’s Valuation Procedures, and such valuations are as of the date the trade is submitted pursuant to the procedures specified in the Portfolios’ prospectus.

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS

U.S. GAAP defines the fair value of a financial instrument as the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price); the Portfolios’ policy is to use the market approach. GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including GSAM’s assumptions in determining fair value measurement).

The Board of Trustees (“Trustees”) has approved Valuation Procedures that govern the valuation of the portfolio investments held by the Portfolios, including investments for which market quotations are not readily available. The Trustees have delegated to GSAM day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Portfolios’ investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

GOLDMAN SACHS TARGET DATE PORTFOLIOS

Notes to Financial Statements (continued)

August 31, 2019

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

A.  Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:

Underlying Funds (including Money Market Funds) — Underlying Funds include other investment companies and exchange-traded funds (“ETFs”). Investments in the Underlying Funds (except ETFs) are valued at the NAV per share on the day of valuation. ETFs are valued daily at the last sale price or official closing price on the principal exchange or system on which the investment is traded. Because the Portfolios invest in Underlying Funds that fluctuate in value, the Portfolios’ shares will correspondingly fluctuate in value. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. For information regarding an Underlying Fund’s accounting policies and investment holdings, please see the Underlying Fund’s shareholder report.

Derivative Contracts — A derivative is an instrument whose value is derived from underlying assets, indices, reference rates or a combination of these factors. A Portfolio enters into derivative transactions to hedge against changes in interest rates, securities prices, and/or currency exchange rates, to increase total return, or to gain access to certain markets or attain exposure to other underliers. For financial reporting purposes, cash collateral that has been pledged to cover obligations of the Portfolios and cash collateral received, if any, is reported separately on the Statements of Assets and Liabilities as receivables/payables for collateral on certain derivative contracts. Non-cash collateral pledged by the Portfolios, if any, is noted in the Schedules of Investments.

Exchange-traded derivatives, including futures and options contracts, are generally valued at the last sale or settlement price on the exchange where they are principally traded. Exchange-traded options without settlement prices are generally valued at the midpoint of the bid and ask prices on the exchange where they are principally traded (or, in the absence of two-way trading, at the last bid price for long positions and the last ask price for short positions) Exchange-traded derivatives typically fall within Level 1 of the fair value hierarchy.

i.  Futures Contracts — Futures contracts are contracts to buy or sell a standardized quantity of a specified commodity or security. Upon entering into a futures contract, a Portfolio deposits cash or securities in an account on behalf of the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments are made or received by a Portfolio equal to the daily change in the contract value and are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses.

B.  Level 3 Fair Value Investments — To the extent that significant inputs to valuation models and other alternative pricing sources are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of the Portfolio’s investments may be determined under Valuation Procedures approved by the Trustees. GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining the Portfolio’s NAV. To the extent investments are valued using single source broker quotations obtained directly from the broker or passed through from third party pricing vendors, such investments are classified as Level 3 investments.

C.  Fair Value Hierarchy — The following is a summary of the Portfolios’ investments and derivatives classified in the fair value hierarchy as of August 31, 2019:

TARGET DATE 2020 PORTFOLIO

Investment Type	Level 1	Level 2	Level 3

Assets

Exchange Traded Funds	$7,055,658	$—	$—

Investment Company	313,342	—	—

Total	$7,369,000	$—	$—

GOLDMAN SACHS TARGET DATE PORTFOLIOS

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

TARGET DATE 2020 PORTFOLIO (continued)

Derivative Type	Level 1	Level 2	Level 3

Liabilities

Futures Contracts(a)	$(4,512)	$—	$—

TARGET DATE 2025 PORTFOLIO

Investment Type	Level 1	Level 2	Level 3

Assets

Exchange Traded Funds	$7,580,448	$—	$—

Investment Company	144,893	—	—

Total	$7,725,341	$—	$—

Derivative Type

Liabilities

Futures Contracts(a)	$(4,512)	$—	$—

TARGET DATE 2030 PORTFOLIO

Investment Type	Level 1	Level 2	Level 3

Assets

Exchange Traded Funds	$5,420,253	$—	$—

Investment Company	148,406	—	—

Total	$5,568,659	$—	$—

Derivative Type

Liabilities(a)

Futures Contracts	$(4,512)	$—	$—

TARGET DATE 2035 PORTFOLIO

Investment Type	Level 1	Level 2	Level 3

Assets

Exchange Traded Funds	$7,316,145	$—	$—

Investment Company	115,949	—	—

Total	$7,432,094	$—	$—

Derivative Type

Liabilities(a)

Futures Contracts	$(4,512)	$—	$—

GOLDMAN SACHS TARGET DATE PORTFOLIOS

Notes to Financial Statements (continued)

August 31, 2019

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

TARGET DATE 2040 PORTFOLIO

Investment Type	Level 1	Level 2	Level 3

Assets

Exchange Traded Funds	$7,541,121	$—	$—

Investment Company	191,592	—	—

Total	$7,732,713	$—	$—

Derivative Type

Liabilities(a)

Futures Contracts	$(6,768)	$—	$—

TARGET DATE 2045 PORTFOLIO

Investment Type	Level 1	Level 2	Level 3

Assets

Exchange Traded Funds	$7,541,703	$—	$—

Investment Company	319,828	—	—

Total	$7,861,531	$—	$—

Derivative Type

Assets(a)

Futures Contracts	$1,503	$—	$—

Liabilities(a)

Futures Contracts	$(6,768)	$—	$—

TARGET DATE 2050 PORTFOLIO

Investment Type	Level 1	Level 2	Level 3

Assets

Exchange Traded Funds	$6,745,211	$—	$—

Investment Company	326,573	—	—

Total	$7,071,784	$—	$—

Derivative Type

Assets(a)

Futures Contracts	$1,488	$—	$—

Liabilities(a)

Futures Contracts	$(6,768)	$—	$—

GOLDMAN SACHS TARGET DATE PORTFOLIOS

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

TARGET DATE 2055 PORTFOLIO

Investment Type	Level 1	Level 2	Level 3

Assets

Exchange Traded Funds	$6,997,209	$—	$—

Investment Company	306,031	—	—

Total	$7,303,240	$—	$—

Derivative Type

Assets(a)

Futures Contracts	$1,488	$—	$—

Liabilities(a)

Futures Contracts	$(6,768)	$—	$—

TARGET DATE 2060 PORTFOLIO

Investment Type	Level 1	Level 2	Level 3

Assets

Exchange Traded Funds	$7,106,694	$—	$—

Investment Company	319,090	—	—

Total	$7,425,784	$—	$—

Derivative Type

Assets(a)

Futures Contracts	$1,503	$—	$—

Liabilities(a)

Futures Contracts	$(6,768)	$—	$—

(a)	Amount shown represents unrealized gain (loss) at period end.

For further information regarding security characteristics, see the Schedules of Investments.

4. INVESTMENTS IN DERIVATIVES

The following tables set forth, by certain risk types, the gross value of derivative contracts (not considered to be hedging instruments for accounting disclosure purposes) as of August 31, 2019. These instruments were used as part of the Portfolios’ investment strategies and to obtain and/or manage exposure related to the risks below. The values in the tables below exclude the effects of cash collateral received or posted pursuant to these derivative contracts, and therefore are not representative of the Portfolios’ net exposure.

Target Date 2020 Portfolio
Risk	Statements of Assets and Liabilities	Assets	Statements of Assets and Liabilities	Liabilities
		$—	Variation margin on futures contracts	$(4,512)	(a)

GOLDMAN SACHS TARGET DATE PORTFOLIOS

Notes to Financial Statements (continued)

August 31, 2019

4. INVESTMENTS IN DERIVATIVES (continued)

Target Date 2025 Portfolio
Risk	Statements of Assets and Liabilities	Assets		Statements of Assets and Liabilities	Liabilities
		$—		Variation margin on futures contracts	$(4,512)	(a)

Target Date 2030 Portfolio
Risk	Statements of Assets and Liabilities	Assets		Statements of Assets and Liabilities	Liabilities
		$—		Variation margin on futures contracts	$(4,512)	(a)

Target Date 2035 Portfolio
Risk	Statements of Assets and Liabilities	Assets		Statements of Assets and Liabilities	Liabilities
		$—		Variation margin on futures contracts	$(4,512)	(a)

Target Date 2040 Portfolio
Risk	Statements of Assets and Liabilities	Assets		Statements of Assets and Liabilities	Liabilities
		$—		Variation margin on futures contracts	$(6,768)	(a)

Target Date 2045 Portfolio
Risk	Statements of Assets and Liabilities	Assets		Statements of Assets and Liabilities	Liabilities
Equity	Variation margin on futures contracts	$1,503	(a)	Variation margin on futures contracts	$(6,768)	(a)

Target Date 2050 Portfolio
Risk	Statements of Assets and Liabilities	Assets		Statements of Assets and Liabilities	Liabilities
Equity	Variation margin on futures contracts	$1,488	(a)	Variation margin on futures contracts	$(6,768)	(a)

Target Date 2055 Portfolio
Risk	Statements of Assets and Liabilities	Assets		Statements of Assets and Liabilities	Liabilities
Equity	Variation margin on futures contracts	$1,488	(a)	Variation margin on futures contracts	$(6,768)	(a)

Target Date 2060 Portfolio
Risk	Statements of Assets and Liabilities	Assets		Statements of Assets and Liabilities	Liabilities
Equity	Variation margin on futures contracts	$1,503	(a)	Variation margin on futures contracts	$(6,768)	(a)

(a)	Includes unrealized gain (loss) on futures contracts described in the Additional Investment Information sections of the Schedules of Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities.

GOLDMAN SACHS TARGET DATE PORTFOLIOS

4. INVESTMENTS IN DERIVATIVES (continued)

The following tables set forth, by certain risk types, the Portfolios’ gains (losses) related to these derivatives and their indicative volumes for the fiscal year ended August 31, 2019. These gains (losses) should be considered in the context that these derivative contracts may have been executed to create investment opportunities and/or economically hedge certain investments, and accordingly, certain gains (losses) on such derivative contracts may offset certain (losses) gains attributable to investments. These gains (losses) are included in “Net realized gain (loss)” or “Net change in unrealized gain (loss)” on the Statements of Operations:

Target Date 2020 Portfolio
Risk	Statements of Operations	Net Realized Gain (Loss)	Net Change in Unrealized Gain (Loss)	Average Number of Contracts(a)
Equity	Net realized gain (loss) from futures contracts/Net change in unrealized gain (loss) on futures contracts	$(969)	$(4,512)	2

Target Date 2025 Portfolio
Risk	Statements of Operations	Net Realized Gain (Loss)	Net Change in Unrealized Gain (Loss)	Average Number of Contracts(a)
Equity	Net realized gain (loss) from futures contracts/Net change in unrealized gain (loss) on futures contracts	$(934)	$(4,512)	2

Target Date 2030 Portfolio
Risk	Statements of Operations	Net Realized Gain (Loss)	Net Change in Unrealized Gain (Loss)	Average Number of Contracts(a)
Equity	Net realized gain (loss) from futures contracts/Net change in unrealized gain (loss) on futures contracts	$9,569	$(4,512)	2

Target Date 2035 Portfolio
Risk	Statements of Operations	Net Realized Gain (Loss)	Net Change in Unrealized Gain (Loss)	Average Number of Contracts(a)
Equity	Net realized gain (loss) from futures contracts/Net change in unrealized gain (loss) on futures contracts	$(929)	$(4,512)	2

Target Date 2040 Portfolio
Risk	Statements of Operations	Net Realized Gain (Loss)	Net Change in Unrealized Gain (Loss)	Average Number of Contracts(a)
Equity	Net realized gain (loss) from futures contracts/Net change in unrealized gain (loss) on futures contracts	$11,638	$(6,768)	1

Target Date 2045 Portfolio
Risk	Statements of Operations	Net Realized Gain (Loss)	Net Change in Unrealized Gain (Loss)	Average Number of Contracts(a)
Equity	Net realized gain (loss) from futures contracts/Net change in unrealized gain (loss) on futures contracts	$19,664	$(5,265)	3

GOLDMAN SACHS TARGET DATE PORTFOLIOS

Notes to Financial Statements (continued)

August 31, 2019

4. INVESTMENTS IN DERIVATIVES (continued)

Target Date 2050 Portfolio
Risk	Statements of Operations	Net Realized Gain (Loss)	Net Change in Unrealized Gain (Loss)	Average Number of Contracts(a)
Equity	Net realized gain (loss) from futures contracts/Net change in unrealized gain (loss) on futures contracts	$23,303	$(5,280)	3

Target Date 2055 Portfolio
Risk	Statements of Operations	Net Realized Gain (Loss)	Net Change in Unrealized Gain (Loss)	Average Number of Contracts(a)
Equity	Net realized gain (loss) from futures contracts/Net change in unrealized gain (loss) on futures contracts	$19,234	$(5,280)	3

Target Date 2060 Portfolio
Risk	Statements of Operations	Net Realized Gain (Loss)	Net Change in Unrealized Gain (Loss)	Average Number of Contracts(a)
Equity	Net realized gain (loss) from futures contracts/Net change in unrealized gain (loss) on futures contracts	$18,536	$(5,265)	3

(a)	Average number of contracts is based on the average of month end balances for the period ended August 31, 2019.

5. AGREEMENTS AND AFFILIATED TRANSACTIONS

A.  Management Agreement — Under the Agreement, GSAM manages the Portfolios, subject to the general supervision of the Trustees.

As compensation for the services rendered pursuant to the Agreement, the assumption of the expenses related thereto and administration of the Portfolios’ business affairs, including providing facilities, GSAM is entitled to a management fee, accrued daily and paid monthly, equal to an annual percentage rate of each Portfolio’s average daily net assets.

GOLDMAN SACHS TARGET DATE PORTFOLIOS

5. AGREEMENTS AND AFFILIATED TRANSACTIONS (continued)

For the fiscal year ended August 31, 2019 , contractual and effective net management fees with GSAM for Target Date 2020, Target Date 2025, Target Date 2030, Target Date 2035, Target Date 2040, Target Date 2045, Target Date 2050, Target Date 2055 and Target Date 2060 Portfolios were at the following rates:

	Contractual Management Rate				Effective Net Management Rate*^
Portfolio	First $2 billion	Next $3 billion	Over $5 billion	Effective Rate
Target Date 2020	0.25%	0.23%	0.21%	0.25%	0.19%
Target Date 2025	0.25	0.23	0.21	0.25	0.13
Target Date 2030	0.25	0.23	0.21	0.25	0.21
Target Date 2035	0.25	0.23	0.21	0.25	0.12
Target Date 2040	0.25	0.23	0.21	0.25	0.18
Target Date 2045	0.25	0.23	0.21	0.25	0.10
Target Date 2050	0.25	0.23	0.21	0.25	0.16
Target Date 2055	0.25	0.23	0.21	0.25	0.11
Target Date 2060	0.25	0.23	0.21	0.25	0.08

*	The Effective Net Management Rate includes the impact of management fee waivers of affiliated underlying funds, if any. The Effective Net Management Rate may not correlate to the Contractual Management Rate as a result of management fee waivers that may be in effect from time to time.
^	Effective November 30, 2018, the Investment Adviser agreed to waive a portion of its management fee in order to achieve an effective net management fee rate of 0.19% as an annual percentage rate of the Portfolios’ average daily net assets. This arrangement will remain in effect through at least December 28, 2019, and prior to such date the Investment Adviser may not terminate the arrangement without the approval of the Trustees. Prior to November 30, 2018, the Investment Adviser did not contractually waive a portion of its management fee as an annual percentage rate of the Portfolios’ average daily net assets.

The Portfolios invest in Class R6 Shares of the Goldman Sachs Financial Square Government Fund (“Government Money Market Fund”), as well as various Goldman Sachs ETFs, all of which are affiliated Underlying Funds. GSAM has agreed to waive a portion of its management fee payable by the Portfolios in an amount equal to the management fee it earns as an investment adviser to the affiliated Underlying Funds in which the Portfolios invest. For the fiscal year ended, August 31, 2019, the management fee waived by GSAM for each Portfolio was as follows:

Portfolio	Management Fee Waived
Target Date 2020	$6,063
Target Date 2025	6,660
Target Date 2030	5,343
Target Date 2035	7,403
Target Date 2040	8,516
Target Date 2045	9,056
Target Date 2050	8,220
Target Date 2055	8,383

Target Date 2060	8,593

GOLDMAN SACHS TARGET DATE PORTFOLIOS

Notes to Financial Statements (continued)

August 31, 2019

5. AGREEMENTS AND AFFILIATED TRANSACTIONS (continued)

B.  Distribution and/or Service (12b-1) Plans — The Trust, on behalf of Class A and Class R Shares of each Portfolio, has adopted Distribution and Service Plans subject to Rule 12b-1 under the Act. Under the Distribution and Service Plans, Goldman Sachs, which serves as distributor (the “Distributor”), is entitled to a fee accrued daily and paid monthly, for distribution services and personal and account maintenance services, which may then be paid by Goldman Sachs to authorized dealers. These fees are equal to an annual percentage rate of the average daily net assets attributable to Class A or Class R Shares of the Portfolios, as applicable, as set forth below.

The Trust, on behalf of Service Shares of each applicable Portfolio, has adopted a Service Plan subject to Rule 12b-1 under the Act to allow Service Shares to compensate service organizations (including Goldman Sachs) for providing personal and account maintenance services to their customers who are beneficial owners of such shares. The Service Plan provides for compensation to the service organizations equal to an annual percentage rate of the average daily net assets attributable to Service Shares of the Portfolios, as set forth below.

	Distribution and/or Service Plan Rates
	Class A*	Class R*	Service
Distribution and/or Service Plan	0.25%	0.50%	0.25%

*	With respect to Class A and Class R Shares, the Distributor at its discretion may use compensation for distribution services paid under the Distribution and Service Plans to compensate service organizations for personal and account maintenance services and expenses as long as such total compensation does not exceed the maximum cap on “service fees” imposed by the Financial Industry Regulatory Authority.

C.  Distribution Agreement — Goldman Sachs, as Distributor of the shares of the Portfolios pursuant to a Distribution Agreement, may retain a portion of the Class A Shares’ front end sales charge. For the fiscal year ended August 31, 2019, Goldman Sachs retained the following amounts:

Front End Sales Charge
Fund	Class A
Target Date 2020	$111
Target Date 2025	148
Target Date 2030	247
Target Date 2035	85
Target Date 2040	243
Target Date 2045	161
Target Date 2050	897
Target Date 2055	160
Target Date 2060	37

D.  Shareholder Administration Plan — The Trust, on behalf of the Portfolios, has adopted a Shareholder Administration Plan to allow Service Shares to compensate service organizations (including Goldman Sachs) for providing varying levels of shareholder administration services to their customers who are beneficial owners of such shares. The Shareholder Administration Plan provides for compensation to the service organizations equal to an annual percentage rate of 0.25% of the average daily net assets attributable to Service Shares of the Portfolios.

E.  Transfer Agency Agreement — Goldman Sachs also serves as the transfer agent of the Portfolios for a fee pursuant to the Transfer Agency Agreement. The fees charged for such transfer agency services are accrued daily and paid monthly at annual rates

GOLDMAN SACHS TARGET DATE PORTFOLIOS

5. AGREEMENTS AND AFFILIATED TRANSACTIONS (continued)

as follows: 0.17% of the average daily net assets of Class A, Investor and Class R Shares; 0.03% of the average daily net assets of Class R6 Shares; and 0.04% of the average daily net assets of Institutional and Service Shares. Prior to August 1, 2019 the annual rates were 0.18% of the average daily net assets of Class A, Investor and Class R Shares. Goldman Sachs has agreed to waive a portion of its transfer agency fee equal to 0.01% as an annual percentage rate of the average daily net assets attributable to Class R6 Shares of each Portfolio through at least December 28, 2019 and prior to such date, Goldman Sachs may not terminate the arrangements without the approval of the Trustees.

F.  Other Expense Agreements and Affiliated Transactions — GSAM has agreed to reduce or limit certain “Other Expenses” of the Portfolios (excluding acquired fund fees and expenses, transfer agency fees and expenses, service fees and shareholder administration fees (as applicable), taxes, interest, brokerage fees, expenses of shareholder meetings, litigation and indemnification, and extraordinary expenses) to the extent such expenses exceed, on an annual basis, a percentage rate of the average daily net assets of each Portfolio. Such Other Expense reimbursements, if any, are accrued daily and paid monthly. In addition, the Portfolios are not obligated to reimburse GSAM for prior fiscal year expense reimbursements, if any. The Other Expense limitation as an annual percentage rate of average daily net assets is 0.024% for each of the Target Date 2020, Target Date 2030, Target Date 2040 and Target Date 2050 Portfolios and 0.014% for each of the Target Date 2025, Target Date 2035, Target Date 2045, Target Date 2055 and Target Date 2060 Portfolios. These Other Expense limitations will remain in place through at least December 28, 2019, and prior to such date, GSAM may not terminate the arrangements without the approval of the Trustees. In addition, the Portfolios have entered into certain offset arrangements with the transfer agent, which may result in a reduction of the Portfolios’ expenses and are received irrespective of the application of the “Other Expense” limitations described above.

For the fiscal year ended August 31, 2019, these expense reductions, including any fee waivers and Other Expense reimbursements, were as follows:

Portfolio	Management Fee Waiver	Transfer Agency Waivers/Credits	Other Expense Reimbursements	Total Expense Reductions
Target Date 2020	$9,209	$1,413	$352,520	$363,142
Target Date 2025	9,938	31	326,312	336,281
Target Date 2030	7,721	1,851	355,271	364,843
Target Date 2035	10,612	38	325,216	335,866
Target Date 2040	11,888	1,571	354,989	368,448
Target Date 2045	12,425	53	324,547	337,025
Target Date 2050	11,308	1,069	344,121	356,498
Target Date 2055	11,553	30	326,936	338,519
Target Date 2060	11,884	676	422,733	435,293

G.  Line of Credit Facility — As of August 31, 2019, the Portfolios participated in a $580,000,000 committed, unsecured revolving line of credit facility (the “facility”) together with other funds of the Trust and certain registered investment companies having management agreements with GSAM or its affiliates. This facility is to be used for temporary emergency purposes, or to allow for an orderly liquidation of securities to meet redemption requests. The interest rate on borrowings is based on the federal funds rate. The facility also requires a fee to be paid by the Portfolios based on the amount of the commitment that has not been utilized. For the fiscal year ended August 31, 2019, the Portfolios did not have any borrowings under the facility. Prior to April 30, 2019 the facility was $770,000,000.

GOLDMAN SACHS TARGET DATE PORTFOLIOS

Notes to Financial Statements (continued)

August 31, 2019

5. AGREEMENTS AND AFFILIATED TRANSACTIONS (continued)

H.  Other Transactions with Affiliates — For the fiscal year ended August 31, 2019, Goldman Sachs did not earn any brokerage commissions from portfolio transactions, on behalf of the Portfolios.

The tables below shows the transactions in and earnings from investments in these Underlying Funds for the fiscal year ended August 31, 2019:

Target Date 2020
Underlying Fund	Market Value as of 8/31/2018	Purchases at cost	Proceedes from Sales	Net Realized Gain/(Loss)	Change in unrealized Gain/(Loss)	Market Value as of 8/31/2019	Shares as of 08/31/2019	Dividend Income	Capital Gain Distrbutions
Goldman Sachs Access High Yield Corporate Bond ETF	$—	$88,195	$—	$—	$3,592	$91,787	1,864	$3,755	$—
Goldman Sachs Access Investment Grade Corporate Bond ETF	—	2,676,198	(530,725)	5,642	274,877	2,425,992	45,863	60,983	—
Goldman Sachs ActiveBeta Emerging Markets Equity ETF	—	324,085	(26,452)	985	1,728	300,346	9,645	5,088	—
Goldman Sachs ActiveBeta International Equity ETF	—	749,784	(69,721)	1,350	23,844	705,257	25,433	17,373	—
Goldman Sachs ActiveBeta U.S. Large Cap Equity ETF	—	1,569,103	(389,667)	(1,930)	107,680	1,285,186	21,757	16,894	—
Goldman Sachs ActiveBeta U.S. Small Cap Equity ETF	—	98,308	(29,958)	578	(520)	68,408	1,597	669	—

Total	$—	$5,505,673	$(1,046,523)	$6,625	$411,201	$4,876,976	106,159	$104,762	$—

Target Date 2025
Underlying Fund	Market Value as of 8/31/2018	Purchases at cost	Proceedes from Sales	Net Realized Gain/(Loss)	Change in unrealized Gain/(Loss)	Market Value as of 8/31/2019	Shares as of 08/31/2019	Dividend Income	Capital Gain Distrbutions
Goldman Sachs Access High Yield Corporate Bond ETF	$—	$80,672	$—	$—	$3,286	$83,958	1,705	$3,434	$—
Goldman Sachs Access Investment Grade Corporate Bond ETF	—	2,237,263	(231,384)	1,095	249,168	2,256,142	42,652	53,620	—
Goldman Sachs ActiveBeta Emerging Markets Equity ETF	—	423,623	—	—	255	423,878	13,612	6,429	—
Goldman Sachs ActiveBeta International Equity ETF	—	939,385	(20,184)	147	26,134	945,482	34,096	22,771	—
Goldman Sachs ActiveBeta U.S. Large Cap Equity ETF	—	1,974,524	(349,534)	(6,009)	132,031	1,751,012	29,643	22,036	—
Goldman Sachs ActiveBeta U.S. Small Cap Equity ETF	—	115,555	—	—	(2,770)	112,785	2,633	1,107	—

Total	$—	$5,771,022	$ (601,102)	$(4,767)	$408,104	$5,573,257	124,341	$109,397	$—

GOLDMAN SACHS TARGET DATE PORTFOLIOS

5. AGREEMENTS AND AFFILIATED TRANSACTIONS (continued)

Target Date 2030
Underlying Fund	Market Value as of 8/31/2018	Purchases at cost	Proceedes from Sales	Net Realized Gain/(Loss)	Change in unrealized Gain/(Loss)	Market Value as of 8/31/2019	Shares as of 08/31/2019	Dividend Income	Capital Gain Distrbutions
Goldman Sachs Access High Yield Corporate Bond ETF	$—	$54,222	$—	$—	$2,209	$56,431	1,146	$2,308	$—
Goldman Sachs Access Investment Grade Corporate Bond ETF	—	1,412,994	(195,400)	1,125	151,671	1,370,390	25,907	32,755	—
Goldman Sachs ActiveBeta Emerging Markets Equity ETF	—	392,304	(36,853)	24	549	356,024	11,433	5,610	—
Goldman Sachs ActiveBeta International Equity ETF	—	796,763	(13,348)	170	19,587	803,172	28,964	19,855	—
Goldman Sachs ActiveBeta U.S. Large Cap Equity ETF		1,684,160	(276,695)	516	105,629	1,513,610	25,624	19,199	—
Goldman Sachs ActiveBeta U.S. Small Cap Equity ETF	—	102,938	(35,019)	955	(1,494)	67,380	1,573	812	—

Total	$—	$4,443,381	$(557,315)	$ 2,790	$278,151	$4,167,007	94,647	$80,539	$—

Target Date 2035
Underlying Fund	Market Value as of 8/31/2018	Purchases at cost	Proceedes from Sales	Net Realized Gain/(Loss)	Change in unrealized Gain/(Loss)	Market Value as of 8/31/2019	Shares as of 08/31/2019	Dividend Income	Capital Gain Distrbutions
Goldman Sachs Access High Yield Corporate Bond ETF	$—	$79,942	$—	$—	$3,031	$82,973	1,685	$3,325	$—
Goldman Sachs Access Investment Grade Corporate Bond ETF	—	1,633,209	(299,360)	1,397	163,047	1,498,293	28,325	35,407	—
Goldman Sachs ActiveBeta Emerging Markets Equity ETF	—	567,415	(15,082)	248	808	553,389	17,771	8,616	—
Goldman Sachs ActiveBeta International Equity ETF	—	1,226,247	—	—	34,470	1,260,717	45,464	30,855	—
Goldman Sachs ActiveBeta U.S. Large Cap Equity ETF	—	2,580,610	(389,981)	(3,370)	178,672	2,365,931	40,053	30,265	—
Goldman Sachs ActiveBeta U.S. Small Cap Equity ETF	—	189,958	—	—	(3,368)	186,590	4,356	1,773	—

Total	$—	$6,277,381	$(704,423)	$(1,725)	$376,660	$5,947,893	137,654	$110,241	$—

GOLDMAN SACHS TARGET DATE PORTFOLIOS

Notes to Financial Statements (continued)

August 31, 2019

5. AGREEMENTS AND AFFILIATED TRANSACTIONS (continued)

Target Date 2040
Underlying Fund	Market Value as of 8/31/2018	Purchases at cost	Proceedes from Sales	Net Realized Gain/(Loss)	Change in unrealized Gain/(Loss)	Market Value as of 8/31/2019	Shares as of 08/31/2019	Dividend Income	Capital Gain Distrbutions
Goldman Sachs Access High Yield Corporate Bond ETF	$—	$184,782	$—	$—	$8,789	$193,571	3,931	$7,544	$—
Goldman Sachs Access Investment Grade Corporate Bond ETF	—	1,239,125	(535,907)	2,491	83,665	789,374	14,923	19,453	—
Goldman Sachs ActiveBeta Emerging Markets Equity ETF	—	712,131	(44,680)	(5)	1,130	668,576	21,470	10,807	—
Goldman Sachs ActiveBeta International Equity ETF	—	1,558,143	(64,931)	(46)	44,740	1,537,906	55,460	38,129	—
Goldman Sachs ActiveBeta U.S. Large Cap Equity ETF	—	3,149,198	(435,348)	(4,036)	226,910	2,936,724	49,716	37,782	—
Goldman Sachs ActiveBeta U.S. Small Cap Equity ETF	—	270,798	(45,008)	1,222	(3,412)	223,600	5,220	2,180	—

Total	$—	$7,114,177	$(1,125,874)	$(374)	$361,822	$6,349,751	150,720	$115,895	$—

Target Date 2045
Underlying Fund	Market Value as of 8/31/2018	Purchases at cost	Proceedes from Sales	Net Realized Gain/(Loss)	Change in unrealized Gain/(Loss)	Market Value as of 8/31/2019	Shares as of 08/31/2019	Dividend Income	Capital Gain Distrbutions
Goldman Sachs Access High Yield Corporate Bond ETF	$—	$278,459	$—	$—	$11,922	$290,381	5,897	$11,054	$—
GoldmanSachs Access Investment Grade Corporate Bond ETF	—	565,996	(568,553)	2,557	—	—	—	1,602	—
Goldman Sachs ActiveBeta Emerging Markets Equity ETF	—	808,165	(15,082)	239	—	793,322	25,476	12,199	—
Goldman Sachs ActiveBeta International Equity ETF	—	1,765,738	—	—	48,414	1,814,152	65,422	43,812	—
Goldman Sachs ActiveBeta U.S. Large Cap Equity ETF	—	3,424,822	(313,003)	(6,175)	249,296	3,354,940	56,796	41,945	—
Goldman Sachs ActiveBeta U.S. Small Cap Equity ETF	—	339,413	—	—	(6,798)	332,615	7,765	2,847	—

Total	$—	$7,182,593	$(896,638)	$(3,379)	$ 302,834	$6,585,410	161,356	$113,459	$—

GOLDMAN SACHS TARGET DATE PORTFOLIOS

5. AGREEMENTS AND AFFILIATED TRANSACTIONS (continued)

Target Date 2050
Underlying Fund	Market Value as of 8/31/2018	Purchases at cost	Proceedes from Sales	Net Realized Gain/ (Loss)	Change in unrealized Gain/(Loss)	Market Value as of 8/31/2019	Shares as of 08/31/2019	Dividend Income	Capital Gain Distrbutions
Goldman Sachs Access High Yield Corporate Bond ETF	$—	$258,928	$—	$—	$10,870	$269,798	5,479	$10,403	$—
Goldman Sachs Access Investment Grade Corporate Bond ETF	—	430,076	(431,908)	1,832	—	—	—	1,218	—
Goldman Sachs ActiveBeta Emerging Markets Equity ETF	—	764,184	(54,405)	440	552	710,771	22,825	11,140	—
Goldman Sachs ActiveBeta International Equity ETF	—	1,666,461	(78,183)	(671)	44,719	1,632,326	58,865	39,987	—
Goldman Sachs ActiveBeta U.S. Large Cap Equity ETF	—	3,285,413	(500,069)	(8,783)	218,111	2,994,672	50,697	38,277	—
Goldman Sachs ActiveBeta U.S. Small Cap Equity ETF	—	293,878	—	—	(5,640)	288,238	6,729	2,733	—

Total	$—	$6,698,940	$(1,064,565)	$(7,182)	$268,612	$5,895,805	144,595	$103,758	$—

Target Date 2055
Underlying Fund	Market Value as of 8/31/2018	Purchases at cost	Proceedes from Sales	Net Realized Gain/(Loss)	Change in unrealized Gain/(Loss)	Market Value as of 8/31/2019	Shares as of 08/31/2019	Dividend Income	Capital Gain Distrbutions
Goldman Sachs Access High Yield Corporate Bond ETF	$—	$274,925	$—	$—	$9,843	$284,768	5,783	$10,828	$—
Goldman Sachs Access Investment Grade Corporate Bond ETF	—	300,674	(302,100)	1,426	—	—	—	851	—
Goldman Sachs ActiveBeta Emerging Markets Equity ETF	—	764,329	(27,275)	(763)	(422)	735,869	23,631	11,501	—
Goldman Sachs ActiveBeta International Equity ETF	—	1,649,267	—	—	42,901	1,692,168	61,023	41,134	—
Goldman Sachs ActiveBeta U.S. Large Cap Equity ETF	—	3,227,929	(337,151)	(9,677)	224,327	3,105,428	52,572	39,473	—
Goldman Sachs ActiveBeta U.S. Small Cap Equity ETF	—	302,389	—	—	(5,755)	296,634	6,925	2,796	—

Total	$—	$6,519,513	$ (666,526)	$(9,014)	$270,894	$6,114,867	149,934	$106,583	$—

GOLDMAN SACHS TARGET DATE PORTFOLIOS

Notes to Financial Statements (continued)

August 31, 2019

5. AGREEMENTS AND AFFILIATED TRANSACTIONS (continued)

Target Date 2060
Underlying Fund	Market Value as of 8/31/2018	Purchases at cost	Proceedes from Sales	Net Realized Gain/ (Loss)	Change in unrealized Gain/(Loss)	Market Value as of 8/31/2019	Shares as of 08/31/2019	Dividend Income	Capital Gain Distrbutions
Goldman Sachs Access High Yield Corporate Bond ETF	$—	$281,789	$—	$—	$10,907	$292,696	5,944	$11,247	$—
GoldmanSachs Access Investment Grade Corporate Bond ETF	—	234,941	(235,966)	1,025	—	—	—	665	—
Goldman Sachs ActiveBeta Emerging Markets Equity ETF	—	778,552	(34,400)	(1,080)	(383)	742,689	23,850	12,007	—
Goldman Sachs ActiveBeta International Equity ETF	—	1,666,427	—	—	43,959	1,710,386	61,680	42,891	—
Goldman Sachs ActiveBeta U.S. Large Cap Equity ETF	—	3,387,660	(429,215)	(10,318)	227,890	3,176,017	53,767	41,011	—
Goldman Sachs ActiveBeta U.S. Small Cap Equity ETF	—	324,888	—	—	(7,094)	317,794	7,419	2,887	—

Total	$—	$6,674,257	$(699,581)	$(10,373)	$275,279	$6,239,582	152,660	$110,708	$—

The table below shows the transactions in and earnings from investments in the Goldman Sachs Financial Square Government Fund for the fiscal year ended August 31, 2019:

Target Date 2020
Underlying Fund	Market Value as of 8/31/2018	Purchases at cost	Proceedes from Sales	Market Value as of 8/31/2019	Shares as of 08/31/2019	Dividend Income
Goldman Sachs Financial Square Government Fund — Institutional Shares	$229,794	$8,262,212	$(8,492,006)	$—	—	$2,784
Goldman Sachs Financial Square Government Fund — Class R6 Shares	—	1,604,328	(1,290,986)	313,342	313,342	1,310

Total	$229,794	$9,866,540	$(9,782,992)	$313,342	313,342	$4,094

Target Date 2025
Underlying Fund	Market Value as of 8/31/2018	Purchases at cost	Proceedes from Sales	Market Value as of 8/31/2019	Shares as of 08/31/2019	Dividend Income
Goldman Sachs Financial Square Government Fund — Institutional Shares	$56,506	$4,695,684	$(4,752,190)	$—	—	$830
Goldman Sachs Financial Square Government Fund — Class R6 Shares	—	1,124,748	(949,855)	144,893	144,893	1,745

Total	$56,506	$5,820,432	$(5,702,045)	$144,893	144,893	$2,575

GOLDMAN SACHS TARGET DATE PORTFOLIOS

5. AGREEMENTS AND AFFILIATED TRANSACTIONS (continued)

Target Date 2030
Underlying Fund	Market Value as of 8/31/2018	Purchases at cost	Proceedes from Sales	Market Value as of 8/31/2019	Shares as of 08/31/2019	Dividend Income
Goldman Sachs Financial Square Government Fund — Institutional Shares	$385,903	$7,024,895	$(7,410,798)	$—	—	$3,361
Goldman Sachs Financial Square Government Fund — Class R6 Shares	—	1,188,333	(1,039,927)	148,406	148,406	1,774

Total	$385,903	$8,213,228	$(8,450,725)	$148,406	148,406	$5,135

Target Date 2035
Underlying Fund	Market Value as of 8/31/2018	Purchases at cost	Proceedes from Sales	Market Value as of 8/31/2019	Shares as of 08/31/2019	Dividend Income
Goldman Sachs Financial Square Government Fund — Institutional Shares	$56,895	$5,720,657	$(5,777,552)	$—	—	$922
Goldman Sachs Financial Square Government Fund — Class R6 Shares	—	1,144,060	(1,028,111)	115,949	115,949	1,722

Total	$56,895	$6,864,717	$(6,805,663)	$115,949	115,949	$2,644

Target Date 2040
Underlying Fund	Market Value as of 8/31/2018	Purchases at cost	Proceedes from Sales	Market Value as of 8/31/2019	Shares as of 08/31/2019	Dividend Income
Goldman Sachs Financial Square Government Fund — Institutional Shares	$290,705	$10,009,186	$(10,299,891)	$—	—	$2,681
Goldman Sachs Financial Square Government Fund — Class R6 Shares	—	1,243,786	(1,052,194)	191,592	191,592	2,727

Total	$290,705	$11,252,972	$(11,352,085)	$191,592	191,592	$5,408

Target Date 2045
Underlying Fund	Market Value as of 8/31/2018	Purchases at cost	Proceedes from Sales	Market Value as of 8/31/2019	Shares as of 08/31/2019	Dividend Income
Goldman Sachs Financial Square Government Fund — Institutional Shares	$54,070	$5,519,308	$(5,573,378)	$—	—	$933
Goldman Sachs Financial Square Government Fund — Class R6 Shares	—	1,564,939	(1,245,111)	319,828	319,828	4,955

Total	$54,070	$7,084,247	$(6,818,489)	$319,828	319,828	$5,888

GOLDMAN SACHS TARGET DATE PORTFOLIOS

Notes to Financial Statements (continued)

August 31, 2019

5. AGREEMENTS AND AFFILIATED TRANSACTIONS (continued)

Target Date 2050
Underlying Fund	Market Value as of 8/31/2018	Purchases at cost	Proceedes from Sales	Market Value as of 8/31/2019	Shares as of 08/31/2019	Dividend Income
Goldman Sachs Financial Square Government Fund — Institutional Shares	$139,647	$6,775,431	$(6,915,078)	$—	—	$2,060
Goldman Sachs Financial Square Government Fund — Class R6 Shares	—	1,284,724	(958,151)	326,573	326,573	5,114

Total	$139,647	$8,060,155	$(7,873,229)	$326,573	326,573	$7,174

Target Date 2055
Underlying Fund	Market Value as of 8/31/2018	Purchases at cost	Proceedes from Sales	Market Value as of 8/31/2019	Shares as of 08/31/2019	Dividend Income
Goldman Sachs Financial Square Government Fund — Institutional Shares	$61,121	$5,789,658	$(5,850,779)	$—	—	$932
Goldman Sachs Financial Square Government Fund — Class R6 Shares	—	1,239,865	(933,834)	306,031	306,031	4,983

Total	$61,121	$7,029,523	$(6,784,613)	$306,031	306,031	$5,915

Target Date 2060
Underlying Fund	Market Value as of 8/31/2018	Purchases at cost	Proceedes from Sales	Market Value as of 8/31/2019	Shares as of 08/31/2019	Dividend Income
Goldman Sachs Financial Square Government Fund — Institutional Shares	$20,736	$2,301,477	$(2,322,213)	$—	—	$685
Goldman Sachs Financial Square Government Fund — Class R6 Shares	—	1,066,025	(746,935)	319,090	319,090	4,621

Total	$20,736	$3,367,502	$(3,069,148)	$319,090	319,090	$5,306

GOLDMAN SACHS TARGET DATE PORTFOLIOS

5. AGREEMENTS AND AFFILIATED TRANSACTIONS (continued)

As of August 31, 2019, The Goldman Sachs Group, Inc. was the beneficial owner of 5% or more of total outstanding shares of the following Portfolios:

Portfolio	Class A	Institutional	Service	Investor	Class R	Class R6
Target Date 2020	18%	100%	100%	—%	100%	91%
Target Date 2025	—	100	100	—	100	—
Target Date 2030	6	82	100	—	100	72
Target Date 2035	—	100	100	—	100	—
Target Date 2040	15	100	100	—	100	89
Target Date 2045	8	100	100	—	100	—
Target Date 2050	—	77	100	—	100	93
Target Date 2055	8	100	100	—	100	—
Target Date 2060	53	100	100	100	100	100

6. PORTFOLIO SECURITIES TRANSACTIONS

The cost of purchases and proceeds from sales and maturities of long-term securities for the fiscal year ended August 31, 2019, were:

Fund	Purchases	Sales and Maturities
Target Date 2020	$28,450,166	$27,509,952
Target Date 2025	11,636,283	15,340,823
Target Date 2030	24,255,795	27,468,608
Target Date 2035	11,121,202	15,948,859
Target Date 2040	24,874,786	25,003,991
Target Date 2045	12,083,623	16,506,785
Target Date 2050	21,352,476	20,025,000
Target Date 2055	11,677,416	16,662,071
Target Date 2060	11,477,158	9,458,141

GOLDMAN SACHS TARGET DATE PORTFOLIOS

Notes to Financial Statements (continued)

August 31, 2019

6. PORTFOLIO SECURITIES TRANSACTIONS (continued)

The proceeds paid (excluding cash) in connection with in-kind transactions for the fiscal year ended August 31, 2019, were as follows:

Fund	In-kind Issuances	In-kind Redemptions
Target Date 2020	—	$37,992,831
Target Date 2030	—	63,458,555
Target Date 2040	—	39,341,042
Target Date 2050	—	23,075,658

7. TAX INFORMATION

The tax character of distributions paid during the period ended August 31, 2019 was as follows:

	Target Date 2020	Target Date 2025	Target Date 2030	Target Date 2035	Target Date 2040	Target Date 2045	Target Date 2050	Target Date 2055	Target Date 2060
Distribution paid from:
Ordinary income	$950,269	$288,673	$1,417,635	$290,726	$1,088,799	$315,691	$737,758	$337,053	$108,202
Net long-term capital gains	1,328,212	197,615	2,748,411	306,924	2,207,945	386,613	1,103,459	467,953	—
Total taxable distributions	$2,278,481	$486,288	$4,166,046	$597,650	$3,296,744	$702,304	$1,841,217	$805,006	$108,202

The tax character of distributions paid during the fiscal year ended August 31, 2018 was as follows:

	Target Date 2020	Target Date 2025	Target Date 2030	Target Date 2035	Target Date 2040	Target Date 2045	Target Date 2050	Target Date 2055	Target Date 2060
Distribution paid from:
Ordinary income	$2,112,336	$335,077	$3,264,490	$381,214	$2,219,974	$439,089	$1,093,151	$484,113	$—
Net long-term capital gains	2,033,552	2,305	5,880,439	9,280	4,490,139	—	1,140,087	12,966	—
Total taxable distributions	$4,145,888	$337,382	$9,144,929	$390,494	$6,710,113	$439,089	$2,233,238	$497,109	$—

As of August 31, 2019, the components of accumulated earnings (losses) on a tax basis were as follows:

	Target Date 2020	Target Date 2025	Target Date 2030	Target Date 2035	Target Date 2040	Target Date 2045	Target Date 2050	Target Date 2055	Target Date 2060
Undistributed ordinary income — net	$70,630	$98,910	$67,379	$96,523	$88,299	$94,150	$67,224	$88,243	$94,434
Undistributed long-term capital gains	114,850	257,687	763,061	497,767	1,037,916	648,859	973,306	774,850	—
Total undistributed earnings	$185,480	$356,597	$830,440	$594,290	$1,126,215	$743,009	$1,040,530	$863,093	$94,434
Timing differences Post October Capital Loss Deferral	$(57,164)	$(152,454)	$(170,134)	$(169,728)	$(85,982)	$(216,103)	$(71,236)	$(258,590)	$(86,928)
Unrealized gains (losses) — net	588,712	573,045	386,624	503,359	469,479	394,213	345,691	348,621	352,457
Total accumulated earnings (losses) net	$717,028	$777,188	$1,046,930	$927,921	$1,509,712	$921,119	$1,314,985	$953,124	$359,963

GOLDMAN SACHS TARGET DATE PORTFOLIOS

7. TAX INFORMATION (continued)

As of August 31, 2019, the Portfolios’ aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

	Target Date 2020	Target Date 2025	Target Date 2030	Target Date 2035	Target Date 2040	Target Date 2045	Target Date 2050	Target Date 2055	Target Date 2060
Tax Cost	$6,775,776	$7,147,784	$5,177,523	$6,924,223	$7,256,466	$7,462,053	$6,720,813	$6,949,339	$7,068,062
Gross unrealized gain	590,176	577,525	389,294	508,624	475,645	408,515	352,197	355,549	360,580
Gross unrealized loss	(1,464)	(4,480)	(2,670)	(5,265)	(6,166)	(14,302)	(6,506)	(6,928)	(8,123)
Net unrealized gains (losses)	$588,712	$573,045	$386,624	$503,359	$469,479	$394,213	$345,691	$348,621	$352,457

The difference between GAAP-basis and tax basis unrealized gains (losses) is attributable primarily to wash sales and net mark to market gain/(losses) on regulated futures contracts.

The Target Date 2020 Fund reclassed $535,678 from paid in capital to distributable earnings for the year ending August 31, 2019. In order to present certain components of the Fund capital accounts on a tax-basis, certain reclassifications have been recorded to the Fund accounts. These reclassifications have no impact on the net asset value of the Fund and result primarily from redemptions in-kind.

The Target Date 2030 Fund reclassed $1,969,896 from distributable earnings to paid in capital for the year ending August 31, 2019. In order to present certain components of the Fund capital accounts on a tax-basis, certain reclassifications have been recorded to the Fund accounts. These reclassifications have no impact on the net asset value of the Fund and result primarily from redemptions in-kind.

The Target Date 2040 Fund reclassed $1,238,765 from distributable earnings to paid in capital for the year ending August 31, 2019. In order to present certain components of the Fund capital accounts on a tax-basis, certain reclassifications have been recorded to the Fund accounts. These reclassifications have no impact on the net asset value of the Fund and result primarily from redemptions in-kind.

The Target Date 2050 Fund reclassed $773,449 from distributable earnings to paid in capital for the year ending August 31, 2019. In order to present certain components of the Fund capital accounts on a tax-basis, certain reclassifications have been recorded to the Fund accounts. These reclassifications have no impact on the net asset value of the Fund and result primarily from redemptions in-kind.

GSAM has reviewed the Portfolios’ tax positions for all open tax years (the current and prior three years, as applicable) and has concluded that no provision for income tax is required in the Portfolios’ financial statements. Such open tax years remain subject to examination and adjustment by tax authorities.

8. OTHER RISKS

The Portfolios risks include, but are not limited to, the following:

Derivatives Risk — The Portfolios’ use of derivatives may result in loss. Derivative instruments, which may pose risks in addition to and greater than those associated with investing directly in securities, currencies or other instruments, may be illiquid or less liquid, volatile, difficult to price and leveraged so that small changes in the value of the underlying instruments may produce disproportionate losses to the Portfolios. Derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligation. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with investments in more traditional securities and instruments. Losses from derivatives can also result from a lack of correlation between changes in the value of derivative instruments and the portfolio assets (if any) being hedged.

Foreign and Emerging Countries Risk — Investing in foreign markets may involve special risks and considerations not typically associated with investing in the United States. Foreign securities may be subject to risk of loss because of more or less foreign government regulation, less public information and less economic, political and social stability in the countries in which a

GOLDMAN SACHS TARGET DATE PORTFOLIOS

Notes to Financial Statements (continued)

August 31, 2019

8. OTHER RISKS (continued)

Portfolio invests. The imposition of exchange controls (including repatriation restrictions), confiscations, trade restrictions (including tariffs) and other government restrictions by the United States or other governments, or from problems in share registration, settlement or custody, may also result in losses. Foreign risk also involves the risk of negative foreign currency rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which a Portfolio has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time. To the extent that a Portfolio or an Underlying Fund also invests in securities of issuers located in emerging markets, these risks may be more pronounced.

Investments in Other Investment Companies Risk — As a shareholder of another investment company, including an ETF, a Portfolio will indirectly bear its proportionate share of any net management fees and other expenses paid by such other investment companies, in addition to the fees and expenses regularly borne by the Portfolio. ETFs are subject to risks that do not apply to conventional mutual funds, including but not limited to the following: (i) the market price of the ETF’s shares may trade at a premium or a discount to their NAV; and (ii) an active trading market for an ETF’s shares may not develop or be maintained.

Large Shareholder Transactions Risk — A Portfolio may experience adverse effects when certain large shareholders, such as other funds, institutional investors (including those trading by use of non-discretionary mathematical formulas), financial intermediaries (who may make investment decisions on behalf of underlying clients and/or include a Portfolio in their investment model), individuals, accounts and Goldman Sachs affiliates, purchase or redeem large amounts of shares of a Portfolio. Such large shareholder redemptions, which may occur rapidly or unexpectedly, may cause a Portfolio to sell portfolio securities at times when it would not otherwise do so, which may negatively impact a Portfolio’s NAV and liquidity. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in a Portfolio’s current expenses being allocated over a smaller asset base, leading to an increase in the Portfolio’s expense ratio. Similarly, large Portfolio share purchases may adversely affect a Portfolio’s performance to the extent that the Portfolio is delayed in investing new cash or otherwise maintains a larger cash position than it ordinarily would.

Liquidity Risk — A Portfolio or Underlying Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. Liquidity risk may also refer to the risk that a Portfolio or Underlying Fund will not be able to pay redemption proceeds within the allowable time period or without significant dilution to remaining investors’ interests because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, a Portfolio or Underlying Fund may be forced to sell investments at an unfavorable time and/or under unfavorable conditions. If a Portfolio or Underlying Fund is forced to sell securities at an unfavorable time and/or under unfavorable conditions, such sales may adversely affect the Portfolio’s or Underlying Fund’s NAV and dilute remaining investors’ interests. These risks may be more pronounced in connection with the Portfolios’ or Underlying Fund’s investments in securities of issuers located in emerging market countries. Redemptions by large shareholders may have a negative impact on a Portfolio’s liquidity.

Market and Credit Risks — In the normal course of business, a Portfolio trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk). Additionally, a Portfolio may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Portfolio has unsettled or open transactions defaults.

9. INDEMNIFICATIONS

Under the Trust’s organizational documents, its Trustees, officers, employees and agents are indemnified, to the extent permitted by the Act and state law, against certain liabilities that may arise out of performance of their duties to the Portfolios. Additionally, in the course of business, the Portfolios enter into contracts that contain a variety of indemnification clauses. The Portfolios’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolios that have not yet occurred. However, GSAM believes the risk of loss under these arrangements to be remote.

GOLDMAN SACHS TARGET DATE PORTFOLIOS

10. SUBSEQUENT EVENTS

Subsequent events after the Statements of Assets and Liabilities date have been evaluated, and GSAM has concluded that there is no impact requiring adjustment or disclosure in the financial statements.

11. SUMMARY OF SHARE TRANSACTIONS

Share activity is as follows:

	Target Date 2020 Portfolio

	For the Fiscal Year Ended August 31, 2019		For the Fiscal Year Ended August 31, 2018

	Shares	Dollars	Shares	Dollars

Class A Shares
Shares sold	5,665	$52,126	4,332	$40,287
Reinvestment of distributions	387	3,345	146	1,372
Shares redeemed	(5,157)	(47,388)	(2)	(17)
	895	8,083	4,476	41,642
Institutional Shares
Shares sold	1	6	4	38
Reinvestment of distributions	82	710	97	919
Shares redeemed	(1)	(6)	(1)	(10)
	82	710	100	947
Service Shares
Reinvestment of distributions	75	650	92	866
	75	650	92	866
Investor Shares
Shares sold	26,298	236,944	86,978	854,761
Reinvestment of distributions	6,941	60,097	7,699	72,508
Shares redeemed	(4,441)	(40,896)	(32,030)	(309,552)
	28,798	256,145	62,647	617,717
Class R Shares
Shares sold	17	152	165	1,529
Reinvestment of distributions	85	734	91	852
Shares redeemed	(193)	(1,645)	—	—
	(91)	(759)	256	2,381
Class R6 Shares
Shares sold	631,989	5,774,200	222,354	2,113,317
Reinvestment of distributions	253,020	2,212,945	431,304	4,069,371
Shares redeemed in connection with in-kind transactions	(4,478,217)	(39,184,399)	—	—
Shares redeemed	(525,143)	(4,763,501)	(665,102)	(6,304,463)
	(4,118,351)	(35,960,755)	(11,444)	(121,775)

NET INCREASE (DECREASE)	(4,088,592)	$(35,695,926)	56,127	$541,778

GOLDMAN SACHS TARGET DATE PORTFOLIOS

Notes to Financial Statements (continued)

August 31, 2019

11. SUMMARY OF SHARE TRANSACTIONS (continued)

Share activity is as follows:

	Target Date 2025 Portfolio

	For the Fiscal Year Ended August 31, 2019		For the Fiscal Year Ended August 31, 2018

	Shares	Dollars	Shares	Dollars

Class A Shares
Shares sold	24,695	$252,106	11,326	$121,207
Reinvestment of distributions	1,080	10,582	73	782
Shares redeemed	(1,588)	(16,684)	(4,548)	(48,927)
	24,187	246,004	6,851	73,062
Institutional Shares
Shares sold	7	73	—	—
Reinvestment of distributions	44,071	431,780	30,021	323,174
Shares redeemed	(414,292)	(4,350,073)	(58,650)	(625,000)
	(370,214)	(3,918,220)	(28,629)	(301,826)
Service Shares
Reinvestment of distributions	76	744	26	272
	76	744	26	272
Investor Shares
Shares sold	17,049	177,631	44,320	474,619
Reinvestment of distributions	3,004	29,361	940	10,108
Shares redeemed	(16)	(164)	(14,366)	(155,689)
	20,037	206,828	30,894	329,038
Class R Shares
Shares sold	533	5,758	—	—
Reinvestment of distributions	74	724	24	256
Shares redeemed	(533)	(5,614)	—	—
	74	868	24	256
Class R6 Shares
Shares sold	10,767	111,836	20,123	215,939
Reinvestment of distributions	1,338	13,097	259	2,790
Shares redeemed	(5,744)	(61,150)	(1,919)	(20,650)
	6,361	63,783	18,463	198,079

NET INCREASE (DECREASE)	(319,479)	$(3,399,993)	27,629	$298,881

GOLDMAN SACHS TARGET DATE PORTFOLIOS

11. SUMMARY OF SHARE TRANSACTIONS (continued)

Share activity is as follows:

	Target Date 2030 Portfolio

	For the Fiscal Year Ended August 31, 2019		For the Fiscal Year Ended August 31, 2018

	Shares	Dollars	Shares	Dollars

Class A Shares
Shares sold	13,649	$120,996	14,896	$141,029
Reinvestment of distributions	2,283	20,039	2,629	24,977
Shares redeemed	(31,881)	(280,844)	(140)	(1,338)
	(15,949)	(139,809)	17,385	164,668
Institutional Shares
Shares sold	287	2,602	—	—
Reinvestment of distributions	93	812	141	1,342
Shares redeemed	(3)	(22)	—	—
	377	3,392	141	1,342
Service Shares
Shares sold	15,967	140,512	—	—
Reinvestment of distributions	269	2,304	136	1,286
Shares redeemed	(16,156)	(151,868)	—	—
	80	(9,052)	136	1,286
Investor Shares
Shares sold	34,278	314,744	91,301	925,057
Reinvestment of distributions	9,876	86,376	17,435	166,064
Shares redeemed	(18,345)	(162,065)	(32,519)	(314,942)
	25,809	239,055	76,217	776,179
Class R Shares
Shares sold	28	250	519	5,048
Reinvestment of distributions	203	1,772	304	2,878
Shares redeemed	(2,016)	(17,096)	(4)	(39)
	(1,785)	(15,074)	819	7,887
Class R6 Shares
Shares sold	314,837	2,914,696	380,758	3,723,100
Reinvestment of distributions	459,899	4,054,743	937,533	8,948,381
Shares redeemed in connection with in-kind transactions	(7,457,175)	(65,474,000)	—	—
Shares redeemed	(628,671)	(5,852,081)	(923,626)	(9,119,716)
	(7,311,110)	(64,356,642)	394,665	3,551,765

NET INCREASE (DECREASE)	(7,302,578)	$(64,278,130)	489,363	$4,503,127

GOLDMAN SACHS TARGET DATE PORTFOLIOS

Notes to Financial Statements (continued)

August 31, 2019

11. SUMMARY OF SHARE TRANSACTIONS (continued)

Share activity is as follows:

	Target Date 2035 Portfolio

	For the Fiscal Year Ended August 31, 2019		For the Fiscal Year Ended August 31, 2018

	Shares	Dollars	Shares	Dollars

Class A Shares
Shares sold	16,221	$167,685	13,348	$149,806
Reinvestment of distributions	1,192	11,723	77	850
Shares redeemed	(465)	(4,986)	(6,668)	(74,458)
	16,948	174,422	6,757	76,198
Institutional Shares
Shares sold	1	6	—	—
Reinvestment of distributions	48,450	479,189	32,776	363,258
Shares redeemed	(493,544)	(5,350,006)	(56,768)	(625,005)
	(445,093)	(4,870,811)	(23,992)	(261,747)
Service Shares
Reinvestment of distributions	98	968	28	311
	98	968	28	311
Investor Shares
Shares sold	17,051	180,359	66,609	730,554
Reinvestment of distributions	8,255	81,425	2,054	22,720
Shares redeemed	(13,617)	(145,873)	(4,205)	(46,352)
	11,689	115,911	64,458	706,922
Class R Shares
Reinvestment of distributions	97	955	27	296
Shares redeemed	(8)	(70)	—	—
	89	885	27	296
Class R6 Shares
Shares sold	28,174	297,030	27,920	311,477
Reinvestment of distributions	2,368	23,390	276	3,059
Shares redeemed	(18,464)	(199,305)	(2,413)	(27,116)
	12,078	121,115	25,783	287,420

NET INCREASE (DECREASE)	(404,191)	$(4,457,510)	73,061	$809,400

GOLDMAN SACHS TARGET DATE PORTFOLIOS

11. SUMMARY OF SHARE TRANSACTIONS (continued)

Share activity is as follows:

	Target Date 2040 Portfolio

	For the Fiscal Year Ended August 31, 2019		For the Fiscal Year Ended August 31, 2018

	Shares	Dollars	Shares	Dollars

Class A Shares
Shares sold	3,856	$33,817	3,789	$35,596
Reinvestment of distributions	438	3,694	287	2,658
Shares redeemed	(901)	(8,433)	(6)	(54)
	3,393	29,078	4,070	38,200
Institutional Shares
Reinvestment of distributions	107	904	167	1,557
	107	904	167	1,557
Service Shares
Reinvestment of distributions	99	840	162	1,501
	99	840	162	1,501
Investor Shares
Shares sold	14,683	130,541	53,009	528,273
Reinvestment of distributions	5,765	48,648	7,463	69,327
Shares redeemed	(14,032)	(125,063)	(6,550)	(63,831)
	6,416	54,126	53,922	533,769
Class R Shares
Shares sold	46	396	1,022	9,689
Reinvestment of distributions	298	2,512	385	3,557
Shares redeemed	(2,792)	(22,618)	(5)	(49)
	(2,448)	(19,710)	1,402	13,197
Class R6 Shares
Shares sold	687,591	6,217,119	170,834	1,666,743
Reinvestment of distributions	379,957	3,240,146	712,362	6,631,513
Shares redeemed in connection with in-kind transactions	(4,786,320)	(40,635,861)	—	—
Shares redeemed	(688,584)	(6,152,676)	(536,507)	(5,292,586)
	(4,407,356)	(37,331,272)	346,689	3,005,670

NET INCREASE (DECREASE)	(4,399,789)	$(37,266,034)	406,412	$3,593,894

GOLDMAN SACHS TARGET DATE PORTFOLIOS

Notes to Financial Statements (continued)

August 31, 2019

11. SUMMARY OF SHARE TRANSACTIONS (continued)

Share activity is as follows:

	Target Date 2045 Portfolio

	For the Fiscal Year Ended August 31, 2019		For the Fiscal Year Ended August 31, 2018

	Shares	Dollars	Shares	Dollars

Class A Shares
Shares sold	5,312	$56,140	1,339	$15,155
Reinvestment of distributions	1,097	10,785	275	3,096
Shares redeemed	(137)	(1,463)	(59)	(661)
	6,272	65,462	1,555	17,590
Institutional Shares
Shares sold	366	3,884	—	—
Reinvestment of distributions	59,682	588,234	36,839	415,824
Shares redeemed	(467,008)	(5,151,074)	(55,625)	(625,000)
	(406,960)	(4,558,956)	(18,786)	(209,176)
Service Shares
Reinvestment of distributions	115	1,126	32	363
	115	1,126	32	363
Investor Shares
Shares sold	22,010	235,130	56,891	638,755
Reinvestment of distributions	6,709	66,026	1,397	15,748
Shares redeemed	(352)	(3,779)	(15,418)	(174,767)
	28,367	297,377	42,870	479,736
Class R Shares
Shares sold	35	386	820	9,272
Reinvestment of distributions	391	3,843	91	1,025
Shares redeemed	(2,829)	(27,061)	(5)	(60)
	(2,403)	(22,832)	906	10,237
Class R6 Shares
Shares sold	43,981	462,517	22,593	256,349
Reinvestment of distributions	3,279	32,290	269	3,031
Shares redeemed	(1,290)	(14,047)	(933)	(10,762)
	45,970	480,760	21,929	248,618

NET INCREASE (DECREASE)	(328,639)	$(3,737,063)	48,506	$547,368

GOLDMAN SACHS TARGET DATE PORTFOLIOS

11. SUMMARY OF SHARE TRANSACTIONS (continued)

Share activity is as follows:

	Target Date 2050 Portfolio

	For the Fiscal Year Ended August 31, 2019		For the Fiscal Year Ended August 31, 2018

	Shares	Dollars	Shares	Dollars

Class A Shares
Shares sold	14,466	$140,963	15,311	$161,552
Reinvestment of distributions	1,593	15,098	703	7,281
Shares redeemed	(1,056)	(9,921)	(244)	(2,564)
	15,003	146,140	15,770	166,269
Institutional Shares
Shares sold	371	3,673	—	—
Reinvestment of distributions	92	872	88	913
Shares redeemed	(3)	(30)	—	—
	460	4,515	88	913
Service Shares
Reinvestment of distributions	79	751	82	856
	79	751	82	856
Investor Shares
Shares sold	23,759	240,540	83,976	892,132
Reinvestment of distributions	6,151	58,460	6,010	62,421
Shares redeemed	(9,159)	(89,911)	(27,334)	(289,440)
	20,751	209,089	62,652	665,113
Class R Shares
Reinvestment of distributions	77	734	81	841
Shares redeemed	(3)	(26)	—	—
	74	708	81	841
Class R6 Shares
Shares sold	532,889	5,409,723	288,029	3,035,833
Reinvestment of distributions	183,627	1,765,302	207,646	2,160,926
Shares redeemed in connection with in-kind transactions	(2,487,689)	(23,832,062)	—	—
Shares redeemed	(404,838)	(4,081,847)	(227,773)	(2,408,384)
	(2,176,011)	(20,738,884)	267,902	2,788,375

NET INCREASE (DECREASE)	(2,139,644)	$(20,377,681)	346,575	$3,622,367

GOLDMAN SACHS TARGET DATE PORTFOLIOS

Notes to Financial Statements (continued)

August 31, 2019

11. SUMMARY OF SHARE TRANSACTIONS (continued)

Share activity is as follows:

	Target Date 2055 Portfolio

	For the Fiscal Year Ended August 31, 2019		For the Fiscal Year Ended August 31, 2018

	Shares	Dollars	Shares	Dollars

Class A Shares
Shares sold	4,295	$44,449	2,113	$24,381
Reinvestment of distributions	1,421	13,894	311	3,564
Shares redeemed	(390)	(3,936)	(258)	(3,011)
	5,326	54,407	2,166	24,934
Institutional Shares
Shares sold	259	2,718	—	5
Reinvestment of distributions	71,059	697,581	41,458	476,510
Shares redeemed	(486,181)	(5,450,081)	(54,494)	(625,005)
	(414,863)	(4,749,782)	(13,036)	(148,490)
Service Shares
Reinvestment of distributions	142	1,388	37	423
	142	1,388	37	423
Investor Shares
Shares sold	20,520	218,303	32,754	374,892
Reinvestment of distributions	6,628	64,947	1,132	12,994
Shares redeemed	(1,799)	(19,802)	(133)	(1,552)
	25,349	263,448	33,753	386,334
Class R Shares
Shares sold	17	185	2,106	24,081
Reinvestment of distributions	436	4,246	106	1,218
Shares redeemed	(2,480)	(23,437)	(5)	(57)
	(2,027)	(19,006)	2,207	25,242
Class R6 Shares
Shares sold	24,316	253,002	12,947	149,934
Reinvestment of distributions	2,340	22,950	209	2,400
Shares redeemed	(3,121)	(34,073)	(2,103)	(24,746)
	23,535	241,879	11,053	127,588

NET INCREASE (DECREASE)	(362,538)	$(4,207,666)	36,180	$416,031

GOLDMAN SACHS TARGET DATE PORTFOLIOS

11. SUMMARY OF SHARE TRANSACTIONS (continued)

Share activity is as follows:

	Target Date 2060 Portfolio

	For the Fiscal Year Ended August 31, 2019		For the Period Ended August 31, 2018(a)

	Shares	Dollars	Shares	Dollars

Class A Shares
Shares sold	1,009	$10,205	1,000	$10,000
Reinvestment of distributions	14	125	—	—
Shares redeemed	(123)	(1,268)	—	—
	900	9,062	—	—
Institutional Shares
Shares sold	—	—	1,000	10,000
Reinvestment of distributions	16	151	—	—
	16	151	—	—
Service Shares
Shares sold	—	—	1,000	10,000
Reinvestment of distributions	13	118	—	—
	13	118	—	—
Investor Shares
Shares sold	—	—	1,000	10,000
Reinvestment of distributions	15	142	—	—
	15	142	—	—
Class R Shares
Shares sold	—	—	1,000	10,000
Reinvestment of distributions	12	108	—	—
	12	108	—	—
Class R6 Shares
Shares sold	208,758	2,049,999	495,001	4,950,010
Reinvestment of distributions	11,708	107,558	—	—
Shares redeemed	—	—	(1)	(10)
	220,466	2,157,557	495,000	4,950,000

NET INCREASE	221,422	$2,167,138	500,000	$5,000,000

(a)	Commenced operations on April 30, 2018.

Report of Independent Registered Public

Accounting Firm

To the Board of Trustees of

Goldman Sachs Trust II and Shareholders of Goldman Sachs Target Date 2020 Portfolio,

Goldman Sachs Target Date 2025 Portfolio, Goldman Sachs Target Date 2030 Portfolio, Goldman Sachs Target Date 2035 Portfolio,

Goldman Sachs Target Date 2040 Portfolio, Goldman Sachs Target Date 2045 Portfolio, Goldman Sachs Target Date 2050 Portfolio,

Goldman Sachs Target Date 2055 Portfolio, and Goldman Sachs Target Date 2060 Portfolio:

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of each of the portfolios listed in the table below (nine of the portfolios constituting Goldman Sachs Trust II, hereafter collectively referred to as the “Portfolios”) as of August 31, 2019, the related statements of operations, of changes in net assets for each of the periods indicated in the table below, including the related notes, and the financial highlights for each of the periods indicated in the table below (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Portfolios as of August 31, 2019, the results of each of their operations, the changes in each of their net assets, and each of the financial highlights for each of the periods indicated in the table below in conformity with accounting principles generally accepted in the United States of America.

Portfolio	Statement of operations	Statements of changes in net assets	Financial highlights
Goldman Sachs Target Date 2020 Portfolio, Goldman Sachs Target Date 2030 Portfolio, Goldman Sachs Target Date 2040 Portfolio, Goldman Sachs Target Date 2050 Portfolio	For the year ended August 31, 2019	For the two years ended August 31, 2019	For each of the periods ended subsequent to October 31, 2015 indicated therein
Goldman Sachs Target Date 2025 Portfolio, Goldman Sachs Target Date 2035 Portfolio, Goldman Sachs Target Date 2045 Portfolio, Goldman Sachs Target Date 2055 Portfolio	For the year ended August 31, 2019	For the two years ended August 31, 2019	For each of the two years ended August 31, 2019, for the period November 1, 2016 through August 31, 2017, and for the period August 22, 2016 (commencement of operations) through October 31, 2016
Goldman Sachs Target Date 2060 Portfolio	For the year ended August 31, 2019	For the year ended August 31, 2019 and for the period April 30, 2018 (commencement of operations) through August 31, 2018

The financial statements of Goldman Sachs Target Date 2020 Portfolio, Goldman Sachs Target Date 2030 Portfolio, Goldman Sachs Target Date 2040 Portfolio, and Goldman Sachs Target Date 2050 Portfolio as of and for the year ended October 31, 2015 and the financial highlights for each of the periods ended on or prior to October 31, 2015 (not presented herein, other than the financial highlights) were audited by other auditors whose report dated December 18, 2015 expressed unqualified opinions on those financial statements and financial highlights.

Basis for Opinions

These financial statements are the responsibility of the Portfolios’ management. Our responsibility is to express an opinion on the Portfolios’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Portfolios in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of August 31, 2019 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

PricewaterhouseCoopers LLP

Boston, Massachusetts

October 21, 2019

We have served as the auditor of one or more investment companies in the Goldman Sachs fund complex since 2000.

GOLDMAN SACHS TARGET DATE PORTFOLIOS

Fund Expenses — Period Ended August 31, 2019 (Unaudited)

As a shareholder of Class A, Institutional, Service, Investor, Class R, and Class R6 Shares of the Portfolios, you incur two types of costs: (1) transaction costs, including sales charges on purchase payments (with respect to Class A Shares), and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees (with respect to Class A, Service and Class R Shares); and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in Class A, Institutional, Service, Investor, Class R or Class R6 Shares of the Portfolios and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from March 1, 2019 through August 31, 2019, which represents a period of 184 days out of a 365 day year. This projection assumes that annualized expense ratios were in effect during the period.

Actual Expenses — The first line under each share class in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000=8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes — The second line under each share class in the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolios’ actual net expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Portfolios’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolios and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges, redemption fees, or exchange fees and do not include expenses of Underlying Funds in which the Portfolios invest. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Target Date 2020 Portfolio				Target Date 2025 Portfolio				Target Date 2030 Portfolio
Share Class	Beginning Account Value 3/1/19	Ending Account Value 8/31/19		Expenses Paid for the 6 months ended 8/31/19*	Beginning Account Value 3/1/19	Ending Account Value 8/31/19		Expenses Paid for the 6 months ended 8/31/19*	Beginning Account Value 3/1/19	Ending Account Value 8/31/19		Expenses Paid for the 6 months ended 8/31/19*
Class A
Actual	$1,000.00	$1,068.70		$2.76	$1,000.00	$1,064.00		$2.65	$1,000.00	$1,059.00		$2.70
Hypothetical 5% return	1,000.00	1,022.53	+	2.70	1,000.00	1,022.63	+	2.60	1,000.00	1,022.58	+	2.65
Institutional
Actual	1,000.00	1,071.80		0.89	1,000.00	1,065.00		0.68	1,000.00	1,061.00		0.78
Hypothetical 5% return	1,000.00	1,024.35	+	0.87	1,000.00	1,024.55	+	0.66	1,000.00	1,024.45	+	0.77
Service
Actual	1,000.00	1,068.50		3.44	1,000.00	1,063.10		3.28	1,000.00	1,057.80		3.16
Hypothetical 5% return	1,000.00	1,021.88	+	3.36	1,000.00	1,020.03	+	3.21	1,000.00	1,022.13	+	3.11
Investor
Actual	1,000.00	1,070.80		1.51	1,000.00	1,064.10		1.40	1,000.00	1,060.10		1.40
Hypothetical 5% return	1,000.00	1,023.74	+	1.48	1,000.00	1,023.84	+	1.38	1,000.00	1,023.84	+	1.38
Class R
Actual	1,000.00	1,067.50		4.12	1,000.00	1,062.10		4.00	1,000.00	1,056.80		4.04
Hypothetical 5% return	1,000.00	1,021.22	+	4.02	1,000.00	1,021.32	+	3.92	1,000.00	1,021.27	+	3.97
Class R6
Actual	1,000.00	1,070.60		0.63	1,000.00	1,066.00		0.57	1,000.00	1,061.00		0.57
Hypothetical 5% return	1,000.00	1,024.60	+	0.61	1,000.00	1,024.65	+	0.56	1,000.00	1,024.65	+	0.56

*	Expenses for each share class are calculated using each Portfolio’s annualized net expense ratio for each class, which represents the ongoing expenses as a percentage of net assets for the six months ended August 31, 2019. Expenses are calculated by multiplying the annualized net expense ratio by the average account value for the period; then multiplying the result by the number of days in the most recent fiscal half year; and then dividing that result by the number of days in the fiscal year. The annualized net expense ratios for the period were as follows:

Portfolios	Class A	Institutional	Service	Investor	Class R	Class R6
Target Date 2020	0.53%	0.17%	0.66%	0.29%	0.79%	0.12%
Target Date 2025	0.51	0.13	0.63	0.27	0.77	0.11
Target Date 2030	0.52	0.15	0.61	0.27	0.78	0.11

+	Hypothetical expenses are based on each Fund’s actual annualized net expense ratios and an assumed rate of return of 5% per year before expenses.

GOLDMAN SACHS TARGET DATE PORTFOLIOS

Fund Expenses — Period Ended August 31, 2019 (Unaudited) (continued)

	Target Date 2035 Portfolio				Target Date 2040 Portfolio				Target Date 2045 Portfolio
Share Class	Beginning Account Value 3/1/19	Ending Account Value 8/31/19		Expenses Paid for the 6 months ended 8/31/19*	Beginning Account Value 3/1/19	Ending Account Value 8/31/19		Expenses Paid for the 6 months ended 8/31/19*	Beginning Account Value 3/1/19	Ending Account Value 8/31/19		Expenses Paid for the 6 months ended 8/31/19*
Class A
Actual	$1,000.00	$1,052.60		$2.59	$1,000.00	$1,042.50		$2.63	$1,000.00	$1,031.90		$2.51
Hypothetical 5% return	1,000.00	1,022.68	+	2.55	1,000.00	1,022.63	+	2.60	1,000.00	1,022.74	+	2.50
Institutional
Actual	1,000.00	1,054.30		0.57	1,000.00	1,044.60		0.62	1,000.00	1,034.70		0.41
Hypothetical 5% return	1,000.00	1,024.65	+	0.56	1,000.00	1,024.60	+	0.61	1,000.00	1,024.80	+	0.41
Service
Actual	1,000.00	1,051.50		3.21	1,000.00	1,041.20		3.14	1,000.00	1,030.90		3.07
Hypothetical 5% return	1,000.00	1,022.08	+	3.16	1,000.00	1,022.13	+	3.11	1,000.00	1,022.88	+	3.06
Investor
Actual	1,000.00	1,054.50		1.29	1,000.00	1,044.70		1.29	1,000.00	1,033.80		1.18
Hypothetical 5% return	1,000.00	1,023.95	+	1.28	1,000.00	1,023.95	+	1.28	1,000.00	1,024.05	+	1.17
Class R
Actual	1,000.00	1,051.60		3.88	1,000.00	1,041.40		3.91	1,000.00	1,030.90		3.74
Hypothetical 5% return	1,000.00	1,021.42	+	3.82	1,000.00	1,021.37	+	3.87	1,000.00	1,021.53	+	3.72
Class R6
Actual	1,000.00	1,054.40		0.52	1,000.00	1,045.80		0.46	1,000.00	1,034.70		0.46
Hypothetical 5% return	1,000.00	1,024.70	+	0.51	1,000.00	1,024.75	+	0.46	1,000.00	1,024.75	+	0.46

*	Expenses for each share class are calculated using each Portfolio’s annualized net expense ratio for each class, which represents the ongoing expenses as a percentage of net assets for the six months ended August 31, 2019. Expenses are calculated by multiplying the annualized net expense ratio by the average account value for the period; then multiplying the result by the number of days in the most recent fiscal half year; and then dividing that result by the number of days in the fiscal year. The annualized net expense ratios for the period were as follows:

Portfolios	Class A	Institutional	Service	Investor	Class R	Class R6
Target Date 2035	0.50%	0.11%	0.62%	0.25%	0.75%	0.10%
Target Date 2040	0.51	0.12	0.61	0.25	0.76	0.09
Target Date 2045	0.49	0.08	0.60	0.23	0.73	0.09

+	Hypothetical expenses are based on each Fund’s actual annualized net expense ratios and an assumed rate of return of 5% per year before expenses.

GOLDMAN SACHS TARGET DATE PORTFOLIOS

Fund Expenses — Period Ended August 31, 2019 (Unaudited) (continued)

	Target Date 2050 Portfolio				Target Date 2055 Portfolio				Target Date 2060 Portfolio
Share Class	Beginning Account Value 3/1/19	Ending Account Value 8/31/19		Expenses Paid for the 6 months ended 8/31/19*	Beginning Account Value 3/1/19	Ending Account Value 8/31/19		Expenses Paid for the 6 months ended 8/31/19*	Beginning Account Value 3/1/19	Ending Account Value 8/31/19		Expenses Paid for the 6 months ended 8/31/19*
Class A
Actual	$1,000.00	$1,032.60		$2.51	$1,000.00	$1,031.20		$2.46	$1,000.00	$1,031.70		$2.46
Hypothetical 5% return	1,000.00	1,022.74	+	2.50	1,000.00	1,022.79	+	2.45	1,000.00	1,022.79	+	2.45
Institutional
Actual	1,000.00	1,033.50		0.56	1,000.00	1,034.00		0.46	1,000.00	1,033.70		0.46
Hypothetical 5% return	1,000.00	1,024.65	+	0.56	1,000.00	1,024.75	+	0.46	1,000.00	1,024.75	+	0.46
Service
Actual	1,000.00	1,031.50		3.12	1,000.00	1,031.20		3.07	1,000.00	1,030.70		3.02
Hypothetical 5% return	1,000.00	1,022.13	+	3.11	1,000.00	1,022.18	+	3.06	1,000.00	1,022.23	+	3.01
Investor
Actual	1,000.00	1,033.50		1.23	1,000.00	1,033.10		1.18	1,000.00	1,032.70		1.13
Hypothetical 5% return	1,000.00	1,024.00	+	1.22	1,000.00	1,024.05	+	1.17	1,000.00	1,024.10	+	1.12
Class R
Actual	1,000.00	1,030.50		3.79	1,000.00	1,031.30		3.74	1,000.00	1,029.70		3.58
Hypothetical 5% return	1,000.00	1,021.48	+	3.77	1,000.00	1,021.53	+	3.72	1,000.00	1,021.68	+	3.57
Class R6
Actual	1,000.00	1,033.50		0.41	1,000.00	1,034.00		0.36	1,000.00	1,033.70		0.36
Hypothetical 5% return	1,000.00	1,024.80	+	0.41	1,000.00	1,024.85	+	0.36	1,000.00	1,024.85	+	0.36

*	Expenses for each share class are calculated using each Portfolio’s annualized net expense ratio for each class, which represents the ongoing expenses as a percentage of net assets for the six months ended August 31, 2019. Expenses are calculated by multiplying the annualized net expense ratio by the average account value for the period; then multiplying the result by the number of days in the most recent fiscal half year; and then dividing that result by the number of days in the fiscal year. The annualized net expense ratios for the period were as follows:

Portfolios	Class A	Institutional	Service	Investor	Class R	Class R6
Target Date 2050	0.49%	0.11%	0.61%	0.24%	0.74%	0.08%
Target Date 2055	0.48	0.09	0.60	0.23	0.73	0.07
Target Date 2060	0.48	0.09	0.59	0.22	0.70	0.07

+	Hypothetical expenses are based on each Fund’s actual annualized net expense ratios and an assumed rate of return of 5% per year before expenses.

GOLDMAN SACHS TARGET DATE PORTFOLIOS

Statement Regarding Basis for Approval of Management Agreement (Unaudited)

Background

The Goldman Sachs Target Date 2020 Portfolio, Goldman Sachs Target Date 2025 Portfolio, Goldman Sachs Target Date 2030 Portfolio, Goldman Sachs Target Date 2035 Portfolio, Goldman Sachs Target Date 2040 Portfolio, Goldman Sachs Target Date 2045 Portfolio, Goldman Sachs Target Date 2050 Portfolio, Goldman Sachs Target Date 2055 Portfolio, and Goldman Sachs Target Date 2060 Portfolio (the “Portfolios”) are investment portfolios of Goldman Sachs Trust II (the “Trust”). Each of the Goldman Sachs Target Date 2020, 2030, 2040, and 2050 Portfolios were successors to corresponding series of the Madison Target Retirement Funds (collectively, the “Predecessor Funds”). Each Predecessor Fund was managed by Madison Asset Management, LLC (“Madison”) and had an investment objective and strategy similar to that of the applicable Portfolio, and was reorganized into the applicable Portfolio on August 22, 2016. Effective on or about November 30, 2018, Madison had been terminated as sub-adviser to the Portfolios and the Investment Adviser assumed responsibility for the day-to-day management of the Portfolios.

The Board of Trustees oversees the management of the Trust and reviews the investment performance and expenses of the Portfolios at regularly scheduled meetings held throughout the year. In addition, the Board of Trustees determines annually whether to approve the continuance of the Trust’s investment management agreement (the “Management Agreement”) with Goldman Sachs Asset Management, L.P. (the “Investment Adviser”) on behalf of the Portfolios. The Management Agreement was most recently approved for continuation until August 31, 2020 by the Board of Trustees, including those Trustees who are not parties to the Management Agreement or “interested persons” (as defined in the Investment Company Act of 1940, as amended) of any party thereto (the “Independent Trustees”), at a meeting held on August 6-7, 2019 (the “Annual Meeting”).

The review process undertaken by the Trustees spans the course of the year and culminates with the Annual Meeting. To assist the Trustees in their deliberations, the Trustees have established a Contract Review Committee (the “Committee”), comprised of the Independent Trustees. The Committee held four meetings over the course of the year since the Management Agreement was last approved. At those Committee meetings, regularly scheduled Board or other committee meetings, and/or the Annual Meeting, matters relevant to the renewal of the Management Agreement were considered by the Board, or the Independent Trustees, as applicable. With respect to each Portfolio, such matters included:

(a)	the nature and quality of the advisory, administrative, and other services provided to the Portfolio and certain underlying exchange-traded funds managed by the Investment Adviser in which the Portfolio invests (the “Underlying Funds”) by the Investment Adviser and its affiliates, including information about:
(i)	the structure, staff, and capabilities of the Investment Adviser and its portfolio management teams;
(ii)	the groups within the Investment Adviser and its affiliates that support the portfolio management teams or provide other types of necessary services, including fund services groups (e.g., accounting and financial reporting, tax, shareholder services, and operations); controls and risk management groups (e.g., legal, compliance, valuation oversight, credit risk management, internal audit, compliance testing, market risk analysis, finance, and central funding); sales and distribution support groups, and others (e.g., information technology and training);
(iii)	trends in employee headcount;
(iv)	the Investment Adviser’s financial resources and ability to hire and retain talented personnel and strengthen its operations; and
(v)	the parent company’s support of the Investment Adviser and its mutual fund business, as expressed by the firm’s senior management;
(b)	information on the investment performance of the Portfolio, including comparisons to the performance of similar mutual funds, as provided by a third-party mutual fund data provider engaged as part of the contract review process (the “Outside Data Provider”), and a benchmark performance index; and information on general investment outlooks in the markets in which the Portfolio and the Underlying Funds invest;
(c)	information provided by the Investment Adviser indicating the Investment Adviser’s views on whether the Portfolio’s peer group and/or benchmark index had high, medium, or low relevance given the Portfolio’s particular investment strategy;
(d)	the terms of the Management Agreement and other agreements with affiliated service providers entered into by the Trust on behalf of the Portfolio;
(e)	fee and expense information for the Portfolio, including:
(i)	the relative management fee and expense levels of the Portfolio as compared to those of comparable funds managed by other advisers, as provided by the Outside Data Provider; and
(ii)	the Portfolio’s expense trends over time (except with respect to the Goldman Sachs Target Date 2060 Portfolio, which commenced operations in April 2018);
(f)	with respect to the investment performance and expense comparison data provided by the Outside Data Provider, its processes in producing that data for the Portfolio;

GOLDMAN SACHS TARGET DATE PORTFOLIOS

Statement Regarding Basis for Approval of Management Agreement (Unaudited) (continued)

(g)	the undertakings of the Investment Adviser and its affiliates to implement fee waivers and/or expense limitations;
(h)	information relating to the profitability of the Management Agreement and the transfer agency, distribution and service arrangements of the Portfolio to the Investment Adviser and its affiliates;
(i)	whether the Portfolio’s existing management fee schedule adequately addressed any economies of scale;
(j)	a summary of the “fall-out” benefits derived by the Investment Adviser and its affiliates from their relationships with the Portfolio, including the fees received by the Investment Adviser’s affiliates from the Portfolio for transfer agency, portfolio trading, distribution and other services;
(k)	a summary of potential benefits derived by the Portfolio as a result of its relationship with the Investment Adviser;
(l)	portfolio manager ownership of Portfolio shares; the manner in which portfolio manager compensation is determined; and the number and types of accounts managed by the portfolio managers;
(m)	the nature and quality of the services provided to the Portfolio by its unaffiliated service providers, and the Investment Adviser’s general oversight and evaluation (including reports on due diligence) of those service providers as part of the administrative services provided under the Management Agreement; and
(n)	the Investment Adviser’s processes and policies addressing various types of potential conflicts of interest; its approach to risk management; the annual review of the effectiveness of the Portfolio’s compliance program; and periodic compliance reports.

The Trustees also received an overview of the Portfolios’ distribution arrangements. They received information regarding the Portfolios’ assets, share purchase and redemption activity, and payment of distribution, service, and shareholder administration fees, as applicable. Information was also provided to the Trustees relating to revenue sharing payments made by and services provided by the Investment Adviser and its affiliates to intermediaries that promote the sale, distribution, and/or servicing of Portfolio shares. The Independent Trustees also discussed the broad range of other investment choices that are available to Portfolio investors, including the availability of comparable funds managed by other advisers.

The presentations made at the Board and Committee meetings and at the Annual Meeting encompassed the Portfolios and other mutual funds for which the Board of Trustees has responsibility. In evaluating the Management Agreement at the Annual Meeting, the Trustees relied upon their knowledge, resulting from their meetings and other interactions throughout the year, of the Investment Adviser and its affiliates, their services, and the Portfolios. In conjunction with these meetings, the Trustees received written materials and oral presentations on the topics covered, and the Investment Adviser addressed the questions and concerns of the Trustees, including concerns regarding the investment performance of certain of the funds they oversee. The Independent Trustees were advised by their independent legal counsel regarding their responsibilities and other regulatory requirements related to the approval and continuation of mutual fund investment management agreements under applicable law. In addition, the Investment Adviser and its affiliates provided the Independent Trustees with a written response to a formal request for information sent on behalf of the Independent Trustees by their independent legal counsel. During the course of their deliberations, the Independent Trustees met in executive sessions with their independent legal counsel, without representatives of the Investment Adviser or its affiliates present.

Nature, Extent, and Quality of the Services Provided Under the Management Agreement

As part of their review, the Trustees considered the nature, extent, and quality of the services provided to the Portfolios by the Investment Adviser. In this regard, the Trustees considered both the investment advisory services and non-advisory services that are provided by the Investment Adviser and its affiliates. The Trustees noted the ongoing recruitment efforts aimed at bringing high quality investment talent to the Investment Adviser. They also noted the Investment Adviser’s commitment to maintaining high quality systems and expending substantial resources to respond to ongoing changes to the regulatory and control environment in which the Portfolios and the Underlying Funds and their service providers operate, as well as the efforts of the Investment Adviser and its affiliates to combat cyber security risks. The Trustees concluded that the Investment Adviser continued to commit substantial financial and operational resources to the Portfolios and expressed confidence that the Investment Adviser would continue to do so in the future. The Trustees also recognized that the Investment Adviser had made significant commitments to address regulatory compliance requirements applicable to the Portfolios, the Underlying Funds, and the Investment Adviser and its affiliates.

Investment Performance

The Trustees considered the investment performance of the Portfolios. In this regard, they compared the investment performance of each Portfolio to its peers using rankings compiled by the Outside Data Provider, and updated performance information prepared by the Investment Adviser using the peer group identified by the Outside Data Provider. The Trustees also reviewed each Portfolio’s investment performance relative to its performance benchmark. As part of this review, they considered

GOLDMAN SACHS TARGET DATE PORTFOLIOS

Statement Regarding Basis for Approval of Management Agreement (Unaudited) (continued)

(with the exception of the Goldman Sachs Target Date 2060 Portfolio) the investment performance trends of the Portfolios over time, and reviewed the investment performance of each Portfolio in light of its investment objective and policies and market conditions.

In addition, the Trustees considered materials prepared and presentations made by the Investment Adviser’s senior management and portfolio management personnel in which Portfolio performance was assessed. The Trustees also considered the Investment Adviser’s periodic reports with respect to the Portfolios’ risk profiles, and how the Investment Adviser’s approach to risk monitoring and management influences portfolio management.

The Trustees noted that (with the exception of the Goldman Sachs Target Date 2060 Portfolio) each of the Goldman Sachs Target Date Portfolios had placed in the first quartile of its respective performance peer group, and had outperformed its respective benchmark index for the one-year period ended March 31, 2019. They considered that, in addition to assuming day-to-day management responsibility for the Portfolios, the Investment Adviser had made certain enhancements to each Portfolio’s glide path strategy, which were designed to improve long-term performance. The Trustees observed that the Investment Adviser had repositioned the Portfolios from third-party underlying funds to the Underlying Funds, which helped to reduce the cost of the Portfolios.

Costs of Services Provided and Competitive Information

The Trustees considered the contractual terms of the Management Agreement and the fee rates payable by each Portfolio thereunder. In this regard, the Trustees considered information on the services rendered by the Investment Adviser to the Portfolios, which included both advisory and administrative services that were directed to the needs and operations of the Portfolios as registered mutual funds.

In particular, the Trustees reviewed analyses prepared by the Outside Data Provider regarding the expense rankings of the Portfolios. The analyses provided a comparison of each Portfolio’s management fee and breakpoints to those of a relevant peer group and category universe; an expense analysis which compared each Portfolio’s overall net and gross expenses to a peer group and a category universe; and data comparing each Portfolio’s net expenses to the peer and category medians. The analyses also compared each Portfolio’s other expenses and fee waivers/reimbursements to those of the peer group and category medians. The Trustees concluded that the comparisons provided by the Outside Data Provider were useful in evaluating the reasonableness of the management fees and total expenses paid by the Portfolios.

In addition, the Trustees considered the Investment Adviser’s undertakings to implement fee waivers (including a waiver of the amount of management fees associated with investments in the Underlying Funds) and/or expense limitations. In addition, the Trustees noted that shareholders are able to redeem their Portfolio shares at any time if shareholders believe that the Portfolio fees and expenses are too high or if they are dissatisfied with the performance of the Portfolio.

The Investment Adviser’s Profitability

The Trustees reviewed each Portfolio’s contribution to the Investment Adviser’s revenues and pre-tax profit margins. In this regard the Trustees noted that they had received, among other things, profitability analyses and summaries, revenue and expense schedules by Portfolio and by function (i.e., investment management, transfer agency, and distribution and service), and information on the Investment Adviser’s expense allocation methodology. They observed that the profitability and expense figures are substantially similar to those used by the Investment Adviser for many internal purposes, including compensation decisions among various business groups, and are thus subject to a vigorous internal debate about how certain revenue and expenses should be allocated.

The Trustees also noted that the internal audit group within the Goldman Sachs organization periodically audits the expense allocation methodology and that the internal audit group was satisfied with the reasonableness, consistency, and accuracy of the Investment Adviser’s expense allocation methodology. Profitability data for each Portfolio was provided for 2018 and 2017 (with the exception of the Goldman Sachs Target Date 2060 Portfolio, which had commenced operations in April 2018), and the Trustees considered this information in relation to the Investment Adviser’s overall profitability.

Economies of Scale

The Trustees considered the information that had been provided regarding whether there have been economies of scale with respect to the management of the Portfolios. The Trustees also considered the breakpoints in the fee rate payable under the

GOLDMAN SACHS TARGET DATE PORTFOLIOS

Statement Regarding Basis for Approval of Management Agreement (Unaudited) (continued)

Management Agreement for each of the Portfolios at the following annual percentage rates of the average daily net assets of the Portfolios:

Average Daily Net Assets	Management Fee Annual Rate

First $2 billion	0.25%

Next $3 billion	0.23

Over $5 billion	0.21

The Trustees noted that the breakpoints were designed to share potential economies of scale, if any, with the Portfolios and their shareholders as assets under management reach those asset levels. The Trustees considered the amounts of assets in the Portfolios; the Portfolios’ recent share purchase and redemption activity; the information provided by the Investment Adviser relating to the costs of the services provided by the Investment Adviser and its affiliates and their realized profits; information comparing fee rates charged by the Investment Adviser with fee rates charged to other funds in the peer group; and the Investment Adviser’s undertakings to waive a portion of its management fee (including a waiver of the amount of management fees associated with investments in the Underlying Funds) and to limit certain expenses of the Portfolios that exceed specified levels, as well as Goldman Sachs & Co. LLC’s (“Goldman Sachs”) undertaking to waive a portion of the transfer agency fees paid by the Class R6 Shares of the Portfolios. Upon reviewing these matters at the Annual Meeting, the Trustees concluded that the fee breakpoints represented a means of assuring that benefits of scalability, if any, would be passed along to shareholders at the specified asset levels.

Other Benefits to the Investment Adviser and Its Affiliates

The Trustees also considered the other benefits derived by the Investment Adviser and its affiliates from their relationships with the Portfolios as stated above, including: (a) transfer agency fees received by Goldman Sachs; (b) the Investment Adviser’s ability to leverage the infrastructure designed to service the Portfolios on behalf of its other clients; (c) the Investment Adviser’s ability to cross-market other products and services to Portfolio shareholders; (d) Goldman Sachs’ retention of certain fees as Portfolio Distributor; (e) the Investment Adviser’s ability to negotiate better pricing with the Portfolios’ custodian on behalf of its other clients, as a result of the relationship with the Portfolios; and (f) the possibility that the working relationship between the Investment Adviser and the Portfolios’ third-party service providers may cause those service providers to be more likely to do business with other areas of Goldman Sachs. In the course of considering the foregoing, the Independent Trustees requested and received further information quantifying certain of these fall-out benefits.

Other Benefits to the Portfolios and Their Shareholders

The Trustees also noted that the Portfolios receive certain other potential benefits as a result of their relationship with the Investment Adviser, including: (a) enhanced servicing from vendors due to the volume of business generated by the Investment Adviser and its affiliates; (b) the advantages received from the Investment Adviser’s knowledge and experience gained from managing other accounts and products; (c) the Investment Adviser’s ability to hire and retain qualified personnel to provide services to the Portfolios because of the reputation of the Goldman Sachs organization; (d) the Portfolios’ access, through the Investment Adviser, to certain firm-wide resources (e.g., proprietary risk management systems and databases), subject to certain restrictions; and (e) access to certain affiliated distribution channels.

Conclusion

In connection with their consideration of the Management Agreement, the Trustees gave weight to each of the factors described above, but did not identify any particular factor as controlling their decision. After deliberation and consideration of all of the information provided, including the factors described above, the Trustees concluded, in the exercise of their business judgment, that the management fees paid by each of the Portfolios were reasonable in light of the services provided to it by the Investment Adviser, the Investment Adviser’s costs and each Portfolio’s current and reasonably foreseeable asset levels. The Trustees unanimously concluded that the Investment Adviser’s continued management likely would benefit each Portfolio and its shareholders, and that the Management Agreement should be approved and continued with respect to each Portfolio until August 31, 2020.

GOLDMAN SACHS TARGET DATE PORTFOLIOS

Trustees and Officers (Unaudited)

Independent Trustees

Name, Address and Age[1]	Position(s) Held with the Trust	Term of Office and Length of Time Served[2]	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee[3]	Other Directorships Held by Trustee[4]

Cheryl K. Beebe Age: 63	Chair of the Board of Trustees	Since 2017 (Trustee since 2015)	Ms. Beebe is retired. She is Director, Convergys Corporation (2015-Present); Director, Packaging Corporation of America (2008-Present); and was formerly Executive Vice President, (2010-2014); and Chief Financial Officer, Ingredion, Inc. (a leading global ingredient solutions company) (2004-2014). Chair of the Board of Trustees — Goldman Sachs Trust II.	19	Convergys Corporation (a global leader in customer experience outsourcing); Packaging Corporation of America (producer of container board)

Lawrence Hughes Age: 61	Trustee	Since 2016	Mr. Hughes is retired. Formerly, he held senior management positions with BNY Mellon Wealth Management, a division of The Bank of New York Mellon Corporation (a financial services company) (1991-2015), most recently as Chief Executive Officer (2010-2015). He serves as Chairman of the Board of Directors, Ellis Memorial and Eldredge House (a not-for-profit organization) (2012-Present). Previously, Mr. Hughes served as an Advisory Board Member of Goldman Sachs Trust II (February 2016-April 2016). Trustee — Goldman Sachs Trust II.	19	None

John F. Killian Age: 64	Trustee	Since 2015	Mr. Killian is retired. He is Director, Consolidated Edison, Inc. (2007-Present); Director, Houghton Mifflin Harcourt Publishing Company (2011-Present); and formerly held senior management positions with Verizon Communications, Inc., including Executive Vice President and Chief Financial Officer (2009- 2010); and President, Verizon Business, Verizon Communications, Inc. (2005-2009). Trustee — Goldman Sachs Trust II.	19	Consolidated Edison, Inc. (a utility holding company); Houghton Mifflin Harcourt Publishing Company

Steven D. Krichmar Age: 61	Trustee	Since 2018	Mr. Krichmar is retired. Formerly, he held senior management and governance positions with Putnam Investments, LLC, a financial services company (2001-2016). He was most recently Chief of Operations and a member of the Operating Committee of Putnam Investments, LLC and Principal Financial Officer of The Putnam Funds. Previously, Mr. Krichmar served as an Audit Partner with PricewaterhouseCoopers LLP and its predecessor company (1990-2001). Trustee — Goldman Sachs Trust II.	19	None

GOLDMAN SACHS TARGET DATE PORTFOLIOS

Trustees and Officers (Unaudited) (continued)

Interested Trustee*

Name, Address and Age[1]	Position(s) Held with the Trust	Term of Office and Length of Time Served[2]	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee[3]	Other Directorships Held by Trustee[4]

James A. McNamara Age: 56	President and Trustee	Since 2012	Advisory Director, Goldman Sachs (January 2018-Present); Managing Director, Goldman Sachs (January 2000-December 2017); Director of Institutional Fund Sales, GSAM (April 1998-December 2000); and Senior Vice President and Manager, Dreyfus Institutional Service Corporation (January 1993- April 1998). President and Trustee — Goldman Sachs Trust II; Goldman Sachs Trust; Goldman Sachs Variable Insurance Trust; Goldman Sachs MLP Income Opportunities Fund; Goldman Sachs MLP and Energy Renaissance Fund; and Goldman Sachs ETF Trust.	161	None

*	Mr. McNamara is considered to be an “Interested Trustee” because he holds positions with Goldman Sachs and owns securities issued by The Goldman Sachs Group, Inc. He holds comparable positions with certain other companies of which Goldman Sachs, GSAM or an affiliate thereof is the investment adviser, administrator and/or distributor.
[1]	Each Trustee may be contacted by writing to the Trustee, c/o Goldman Sachs, 200 West Street, New York, New York, 10282, Attn: Caroline Kraus. Information is provided as of August 31, 2019.
[2]	Subject to such policies as may be adopted by the Board from time-to-time, each Trustee holds office for an indefinite term, until the earliest of: (a) the election of his or her successor; (b) the date the Trustee resigns or is removed by the Board or shareholders, in accordance with the Trust’s Declaration of Trust; or (c) the termination of the Trust. The Board has adopted policies which provide that (a) no Trustee shall hold office for more than 15 years and (b) a Trustee shall retire as of December 31st of the calendar year in which he or she reaches his or her 74th birthday, unless a waiver of such requirement shall have been adopted by a majority of the other Trustees. These policies may be changed by the Trustees without shareholder vote.
[3]	The Goldman Sachs Fund Complex includes certain other companies listed above for each respective Trustee. As of August 31, 2019, Goldman Sachs Trust II consisted of 19 portfolios (17 of which offered shares to the public); Goldman Sachs Trust consisted of 88 portfolios (87 of which offered shares to the public); Goldman Sachs Variable Insurance Trust consisted of 13 portfolios; Goldman Sachs MLP Income Opportunities Fund and Goldman Sachs MLP and Energy Renaissance Fund each consisted of one portfolio; and Goldman Sachs ETF Trust consisted of 39 portfolios (21 of which offered shares to the public).
[4]	This column includes only directorships of companies required to report to the Securities and Exchange Commission under the Securities Exchange Act of 1934 (i.e., “public companies”) or other investment companies registered under the Act.

Additional information about the Trustees is available in the Portfolios’ Statement of Additional Information, which can be obtained from Goldman Sachs free of charge by calling this toll-free number (in the United States of America): 1-800-526-7384.

GOLDMAN SACHS TARGET DATE PORTFOLIOS

Trustees and Officers (Unaudited) (continued)

Officers of the Trust*

Name, Address and Age[1]	Position(s) Held with the Trust	Term of Office and Length of Time Served[2]	Principal Occupation(s) During Past 5 Years

James A. McNamara 200 West Street New York, NY 10282 Age: 56	Trustee and President	Since 2012

Advisory Director, Goldman Sachs (January 2018-Present); Managing Director, Goldman Sachs (January 2000-December 2017); Director of Institutional Fund Sales, GSAM (April 1998-December 2000); and Senior Vice President and Manager, Dreyfus Institutional Service Corporation (January 1993-April 1998).

President and Trustee — Goldman Sachs Trust II; Goldman Sachs Trust; Goldman Sachs Variable Insurance Trust; Goldman Sachs MLP Income Opportunities Fund; Goldman Sachs MLP and Energy Renaissance Fund; and Goldman Sachs ETF Trust.

Caroline L. Kraus 200 West Street New York, NY 10282 Age: 42	Secretary	Since 2012

Managing Director, Goldman Sachs (January 2016-Present); Vice President, Goldman Sachs (August 2006-December 2015); Associate General Counsel, Goldman Sachs (2012-Present); Assistant General Counsel, Goldman Sachs (August 2006-December 2011); and Associate, Weil, Gotshal & Manges, LLP (2002-2006).

Secretary — Goldman Sachs Trust II; Goldman Sachs Trust (previously Assistant Secretary (2012)); Goldman Sachs Variable Insurance Trust (previously Assistant Secretary (2012)); Goldman Sachs BDC, Inc.; Goldman Sachs Private Middle Market Credit LLC; Goldman Sachs Middle Market Lending Corp.; Goldman Sachs MLP Income Opportunities Fund; Goldman Sachs MLP and Energy Renaissance Fund; and Goldman Sachs ETF Trust.

Joseph F. DiMaria 30 Hudson Street Jersey City, NJ 07302 Age: 51	Treasurer, Principal Financial Officer and Principal Accounting Officer	Since 2017 (Treasurer and Principal Financial Officer Since 2019)

Managing Director, Goldman Sachs (November 2015-Present) and Vice President — Mutual Fund Administration, Columbia Management Investment Advisers, LLC (May 2010-October 2015).

Treasurer, Principal Financial Officer and Principal Accounting Officer — Goldman Sachs Trust II (previously Assistant Treasurer (2017)); Goldman Sachs Trust (previously Assistant Treasurer (2016)); Goldman Sachs Variable Insurance Trust (previously Assistant Treasurer (2016)); Goldman Sachs MLP Income Opportunities Fund (previously Assistant Treasurer (2017)); Goldman Sachs MLP and Energy Renaissance Fund (previously Assistant Treasurer (2017)); and Goldman Sachs ETF Trust (previously Assistant Treasurer (2017)).

*	Represents a partial list of officers of the Trust. Additional information about all the officers is available in the Portfolios’ Statement of Additional Information, which can be obtained from Goldman Sachs free of charge by calling this toll-free number (in the United States): 1-800-526-7384.
[1]	Information is provided as of August 31, 2019.
[2]	Officers hold office at the pleasure of the Board of Trustees or until their successors are duly elected and qualified. Each officer holds comparable positions with certain other companies of which Goldman Sachs, GSAM or an affiliate thereof is the investment adviser, administrator and/or distributor.

GOLDMAN SACHS TARGET DATE PORTFOLIOS

Goldman Sachs Trust II — Goldman Sachs Target Date Portfolios — Tax Information (Unaudited)

For the fiscal year ended August 31, 2019, 11.39%, 16.06%, 22.70%, 23.36%, 25.82%, 26.90%, 28.19%, 28.30%, and 19.30% of the dividends paid from net investment company taxable income by the Target Date 2020, Target Date 2025, Target Date 2030, Target Date 2035, Target Date 2040, Target Date 2045, Target Date 2050 Target Date 2055, and Target Date 2060 respectively, qualify for the dividends received deduction available to corporations.

From distributions paid during the fiscal year ended August 31, 2019, the total amount of income received by the Target Date 2020, Target Date 2025, Target Date 2030, Target Date 2035, Target Date 2040, Target Date 2045, Target Date 2050, Target Date 2055, and Target Date 2060 Portfolios from sources within foreign countries and possessions of the United States was $0.1135, $0.0735, $0.3899, $0.0846, $0.2181, $0.0919, $0.2014, $0.1074, and $0.0523 per share, respectively, all of which is attributable to qualified passive income. The percentage of net investment income dividends paid from foreign sources by the Target Date 2020, Target Date 2025, Target Date 2030, Target Date 2035, Target Date 2040, Target Date 2045, Target Date 2050, Target Date 2055, and Target Date 2060 Portfolios was 7.94%, 14.89%, 13.15%, 16.41%, 14.73%, 17.18%, 16.31%, 18.22%, and 9.55% respectively. The total amount of taxes paid by the Target Date 2020, Target Date 2025, Target Date 2030, Target Date 2035, Target Date 2040, Target Date 2045, Target Date 2050, Target Date 2055, and Target Date 2060 Portfolios to such countries was $0.0077, $0.0063, $0.0273, $0.0090, $0.0178, $0.0113, $0.0182, $0.0124, and $0.0086 per share, respectively.

For the fiscal year ended August 31, 2019, the Target Date 2020, Target Date 2025, Target Date 2030, Target Date 2035, Target Date 2040, Target Date 2045, Target Date 2050, Target Date 2055, and Target Date 2060 Portfolios designate 14.95%, 20.16%, 35.53%, 30.13%, 35.79%, 32.07%, 36.55%, 33.76%, and 31.98%, respectively, of the dividends paid from net investment company taxable income as qualifying for the reduced tax rate under the Jobs and Growth Tax Relief and Reconciliation Act of 2003.

Pursuant to Section 852 of the Internal Revenue Code, the Target Date 2020, Target Date 2025, Target Date 2030, Target Date 2035, Target Date 2040, Target Date 2045, Target Date 2050 and Target Date 2055 Portfolios designate $1,328,212, $197,615, $2,748,411, $306,924, $2,207,945, $386,613, $1,103,459, and $467,953, respectively, or, if different, the maximum amount allowable, as capital gain dividends paid during the fiscal year ended August 31, 2019.

During the fiscal year ended August 31, 2019, the Target Date 2020, Target Date 2025, Target Date 2030, Target Date 2035, Target Date 2040, Target Date 2045, Target Date 2050, Target Date 2055, and Target Date 2060 Portfolios designate $192,759, $76,955, $359,580, $87,392, $387,019, $118,055, $311,519, $146,757, and $17,882 respectively, as short-term capital gain dividends pursuant to Section 871(k) of the Internal Revenue Code.

FUNDS PROFILE

Goldman Sachs Funds

Goldman Sachs is a premier financial services firm, known since 1869 for creating thoughtful and customized investment solutions in complex global markets.

Today, the Consumer and Investment Management Division of Goldman Sachs serves a diverse set of clients worldwide, including private institutions, public entities and individuals. With approximately $1.44 trillion in assets under supervision as of August 31, 2019, Goldman Sachs Asset Management (“GSAM”) has portfolio management teams located around the world and our investment professionals bring firsthand knowledge of local markets to every investment decision. Assets under supervision includes assets under management and other client assets for which Goldman Sachs does not have full discretion. GSAM leverages the resources of Goldman Sachs & Co. LLC subject to legal, internal and regulatory restrictions.

Money Market

Financial Square FundsSM

∎	Financial Square Treasury Solutions Fund[1]
∎	Financial Square Government Fund[1]
∎	Financial Square Money Market Fund[2]
∎	Financial Square Prime Obligations Fund[2]
∎	Financial Square Treasury Instruments Fund[1]
∎	Financial Square Treasury Obligations Fund[1]
∎	Financial Square Federal Instruments Fund[1]

Investor FundsSM

∎	Investor Money Market Fund[3]
∎	Investor Tax-Exempt Money Market Fund[3]

Fixed Income

Short Duration and Government

∎	Enhanced Income Fund
∎	High Quality Floating Rate Fund
∎	Short-Term Conservative Income Fund
∎	Short Duration Government Fund
∎	Short Duration Income Fund
∎	Government Income Fund
∎	Inflation Protected Securities Fund

Multi-Sector

∎	Bond Fund
∎	Core Fixed Income Fund
∎	Global Income Fund
∎	Strategic Income Fund

Municipal and Tax-Free

∎	High Yield Municipal Fund
∎	Dynamic Municipal Income Fund
∎	Municipal Income Completion Fund
∎	Short Duration Tax-Free Fund

Single Sector

∎	Investment Grade Credit Fund
∎	U.S. Mortgages Fund
∎	High Yield Fund
∎	High Yield Floating Rate Fund
∎	Emerging Markets Debt Fund
∎	Local Emerging Markets Debt Fund

Fixed Income Alternatives

∎	Long Short Credit Strategies Fund

Fundamental Equity

∎	Equity Income Fund
∎	Small Cap Value Fund
∎	Small/Mid Cap Value Fund
∎	Mid Cap Value Fund
∎	Large Cap Value Fund
∎	Focused Value Fund
∎	Capital Growth Fund
∎	Strategic Growth Fund
∎	Small/Mid Cap Growth Fund
∎	Flexible Cap Fund
∎	Concentrated Growth Fund
∎	Technology Opportunities Fund
∎	Growth Opportunities Fund
∎	Rising Dividend Growth Fund
∎	Blue Chip Fund
∎	Income Builder Fund

Tax-Advantaged Equity

∎	U.S. Tax-Managed Equity Fund
∎	International Tax-Managed Equity Fund
∎	U.S. Equity Dividend and Premium Fund
∎	International Equity Dividend and Premium Fund

Equity Insights

∎	Small Cap Equity Insights Fund
∎	U.S. Equity Insights Fund
∎	Small Cap Growth Insights Fund
∎	Large Cap Growth Insights Fund
∎	Large Cap Value Insights Fund
∎	Small Cap Value Insights Fund
∎	International Small Cap Insights Fund
∎	International Equity Insights Fund
∎	Emerging Markets Equity Insights Fund

Fundamental Equity International

∎	International Equity Income Fund
∎	International Equity ESG Fund
∎	Asia Equity Fund
∎	Emerging Markets Equity Fund
∎	Imprint Emerging Markets Opportunities Fund[5]
∎	ESG Emerging Markets Equity Fund

Select Satellite

∎	Real Estate Securities Fund
∎	International Real Estate Securities Fund
∎	Commodity Strategy Fund
∎	Global Real Estate Securities Fund
∎	Alternative Premia Fund
∎	Absolute Return Tracker Fund
∎	Managed Futures Strategy Fund
∎	MLP Energy Infrastructure Fund
∎	MLP & Energy Fund
∎	Multi-Manager Alternatives Fund
∎	Absolute Return Multi-Asset Fund
∎	Global Infrastructure Fund

Total Portfolio Solutions

∎	Global Managed Beta Fund
∎	Multi-Manager Non-Core Fixed Income Fund
∎	Multi-Manager U.S. Dynamic Equity Fund
∎	Multi-Manager Global Equity Fund
∎	Multi-Manager International Equity Fund
∎	Tactical Tilt Overlay Fund
∎	Balanced Strategy Portfolio
∎	Multi-Manager U.S. Small Cap Equity Fund
∎	Multi-Manager Real Assets Strategy Fund
∎	Growth and Income Strategy Portfolio
∎	Growth Strategy Portfolio
∎	Dynamic Global Equity Fund[4]
∎	Satellite Strategies Portfolio
∎	Enhanced Dividend Global Equity Portfolio
∎	Tax-Advantaged Global Equity Portfolio
∎	Strategic Factor Allocation Fund
∎	Target Date 2020 Portfolio
∎	Target Date 2025 Portfolio
∎	Target Date 2030 Portfolio
∎	Target Date 2035 Portfolio
∎	Target Date 2040 Portfolio
∎	Target Date 2045 Portfolio
∎	Target Date 2050 Portfolio
∎	Target Date 2055 Portfolio
∎	Target Date 2060 Portfolio
∎	GQG Partners International Opportunities Fund
[1]	You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
[2]	You could lose money by investing in the Fund. Because the share price of the Fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. The Fund may impose a fee upon sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
[3]	You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The Fund may impose a fee upon sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
[4]	Effective after the close of business on February 28, 2019, the Goldman Sachs Equity Growth Strategy Portfolio was renamed the Goldman Sachs Dynamic Global Equity Fund.
[5]	Effective after the close of business on August 30, 2019, the Goldman Sachs N-11 Equity Fund was renamed the Goldman Sachs Imprint Emerging Markets Opportunities Fund.
Financial Square FundsSM and Investor FundsSM are registered service marks of Goldman Sachs & Co. LLC.
*	This list covers open-end funds only. Please visit our website at www.GSAMFUNDS.com to learn about our closed-end funds and exchange-traded funds.

TRUSTEES Cheryl K. Beebe, Chair Lawrence Hughes John F. Killian Steven D. Krichmar James A. McNamara	OFFICERS James A. McNamara, President Joseph F. DiMaria, Principal Financial Officer, Principal Accounting Officer and Treasurer Caroline L. Kraus, Secretary

GOLDMAN SACHS & CO. LLC Distributor and Transfer Agent	GOLDMAN SACHS ASSET MANAGEMENT, L.P. Investment Adviser

Visit our web site at www.GSAMFUNDS.com to obtain the most recent month-end returns.

Goldman Sachs Asset Management, L.P. 200 West Street, New York, New York 10282

The portfolio risk management process includes an effort to monitor and manage risk, but does not imply low risk.

The reports concerning the Portfolios included in this shareholder report may contain certain forward-looking statements about the factors that may affect the performance of the Portfolios in the future. These statements are based on Portfolio management’s predictions and expectations concerning certain future events and their expected impact on the Portfolios, such as performance of the economy as a whole and of specific industry sectors, changes in the levels of interest rates, the impact of developing world events, and other factors that may influence the future performance of the Portfolios. Management believes these forward-looking statements to be reasonable, although they are inherently uncertain and difficult to predict. Actual events may cause adjustments in portfolio management strategies from those currently expected to be employed.

Views and opinions expressed are for informational purposes only and do not constitute a recommendation by GSAM to buy, sell, or hold any security. Views and opinions are current as of the date of this presentation and may be subject to change, they should not be construed as investment advice.

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities and information regarding how a Fund voted proxies relating to portfolio securities during the most recent 12 month period ended June 30 is available (i) without charge, upon request by calling 1-800-526-7384 (for Retail Shareholders) or 1-800-621-2550 (for Institutional Shareholders); and (ii) on the Securities and Exchange Commission (“SEC”) web site at http://www.sec.gov.

References to indices, benchmarks or other measures of relative market performance over a specified period of time are provided for your information only and do not imply that the portfolio will achieve similar results. The index composition may not reflect the manner in which a portfolio is constructed. While an adviser seeks to design a portfolio which reflects appropriate risk and return features, portfolio characteristics may deviate from those of the benchmark.

The Portfolios will file portfolio holdings information for each month in a fiscal quarter within 60 days after the end of the relevant fiscal quarter on Form N-PORT. Portfolio holdings information for the third month of each fiscal quarter will be made available on the SEC’s website at http://www.sec.gov. Portfolio holdings information may be obtained upon request and without charge by calling 1-800-526-7384 (for Retail Shareholders) or 1-800-621-2550 (for Institutional Shareholders).

Economic and market forecasts presented herein reflect a series of assumptions and judgments as of the date of this presentation and are subject to change without notice. These forecasts do not take into account the specific investment objectives, restrictions, tax and financial situation or other needs of any specific client. Actual data will vary and may not be reflected here. These forecasts are subject to high levels of uncertainty that may affect actual performance. Accordingly, these forecasts should be viewed as merely representative of a broad range of possible outcomes. These forecasts are estimated, based on assumptions, land are subject to significant revision and may change materially as economic and market conditions change. Goldman Sachs has no obligation to provide updates or changes to these forecasts. Case studies and examples are for illustrative purposes only.

Portfolio holdings and allocations shown are as of August 31, 2019 and may not be representative of future investments. Portfolio holdings should not be relied on in making investment decisions and should not be construed as research or investment advice regarding particular securities. Current and future holdings are subject to risk.

This material is not authorized for distribution to prospective investors unless preceded or accompanied by a current Prospectus or summary prospectus, if applicable. Investors should consider a Portfolio’s objective, risks, and charges and expenses, and read the summary prospectus, if available, and/or the Prospectus carefully before investing or sending money. The summary prospectus, if available, and the Prospectus contain this and other information about a Portfolio and may be obtained from your authorized dealer or from Goldman Sachs & Co. LLC by calling (retail – 1-800-526-7384) (institutional – 1-800-621-2550).

© 2019 Goldman Sachs. All rights reserved 181918-OTU-1067412 TARGDATEAR-19

ITEM 2.	CODE OF ETHICS.

(a) As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party (the “Code of Ethics”).

(b) During the period covered by this report, no amendments were made to the provisions of the Code of Ethics.

(c) During the period covered by this report, the registrant did not grant any waivers, including an implicit waiver, from any provision of the Code of Ethics.

(d) A copy of the Code of Ethics is available as provided in Item 13(a)(1) of this report.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

The registrant’s board of trustees has determined that the registrant has at least one “audit committee financial expert” (as defined in Item 3 of Form N-CSR) serving on its audit committee. John F. Killian is the “audit committee financial expert” and is “independent” (as each term is defined in Item 3 of Form N-CSR).

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Table 1 — Items 4(a) - 4(d). The accountant fees below reflect the aggregate fees billed by the Funds of the Goldman Sachs Trust II to which this certified shareholder report relates.

	2019	2018	Description of Services Rendered

Audit Fees:

• PricewaterhouseCoopers LLP (“PwC”)	$694,985	$549,908	Financial Statement audits.

Audit-Related Fees:

• PwC	$24,305	$54,252

Tax Fees:

• PwC	$176,493	$293,884

Table 2 — Items 4(b)(c) & (d). Non-Audit Services to the Goldman Sachs Trust II’s service affiliates * that were pre-approved by the Audit Committee of the Goldman Sachs Trust II pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X.

	2019	2018	Description of Services Rendered

Audit-Related Fees:

• PwC	$2,400,617	$1,897,685	Internal control review performed in accordance with Statement on Standards for Attestation Engagements No. 16 and semi annual updates relating to withholding tax accrual for non-US jurisdictions. These fees are borne by the Funds’ Adviser.

*

These include the advisor (excluding sub-advisors) and any entity controlling, controlled by or under common control with the advisor that provides ongoing services to the registrant (hereinafter referred to as “service affiliates”).

Item 4(e)(1) — Audit Committee Pre-Approval Policies and Procedures

Pre-Approval of Audit and Non-Audit Services Provided to the Funds of the Goldman Sachs Trust II. The Audit and Non-Audit Services Pre-Approval Policy (the “Policy”) adopted by the Audit Committee of Goldman Sachs Trust II (“GST II”) sets forth the procedures and the conditions pursuant to which services performed by an independent auditor for GST II may be pre-approved. Services may be pre-approved specifically by the Audit Committee as a whole or, in certain circumstances, by the Audit Committee Chairman or the person designated as the Audit Committee Financial Expert. In addition, subject to specified cost limitations, certain services may be pre-approved under the provisions of the Policy. The Policy provides that the Audit Committee will consider whether the services provided by an independent auditor are consistent with the Securities and Exchange Commission’s rules on auditor independence. The Policy provides for periodic review and pre-approval by the Audit Committee of the services that may be provided by the independent auditor.

De Minimis Waiver. The pre-approval requirements of the Policy may be waived with respect to the provision of non-audit services that are permissible for an independent auditor to perform, provided (1) the aggregate amount of all such services provided constitutes no more than five percent of the total amount of revenues subject to pre-approval that was paid to the independent auditors during the fiscal year in which the services are provided; (2) such services were not recognized by GST II at the time of the engagement to be non-audit services; and (3) such services are promptly brought to the attention of the Audit Committee and approved prior to the completion of the audit by the Audit Committee or by one or more members of the Audit Committee to whom authority to grant such approvals has been delegated by the Audit Committee, pursuant to the pre-approval provisions of the Policy.

Pre-Approval of Non-Audit Services Provided to GST’s Investment Advisers. The Policy provides that, in addition to requiring pre-approval of audit and non-audit services provided to GST II, the Audit Committee will pre-approve those non-audit services provided to GST II’s investment advisers (and entities controlling, controlled by or under common control with the investment advisers that provide ongoing services to GST II) where the engagement relates directly to the operations or financial reporting of GST II.

Item 4(e)(2) – 0% of the audit-related fees, tax fees and other fees listed in Table 1 were approved by GST II’s Audit Committee pursuant to the “de minimis” exception of Rule 2-01(c)(7)(i)(C) of Regulation S-X. In addition, 0% of the non-audit services to the GST II’s service affiliates listed in Table 2 were approved by GST II’s Audit Committee pursuant to the “de minimis” exception of Rule 2-01(c)(7)(i)(C) of Regulation S-X.

Item 4(f) – Not applicable.

Item 4(g) Aggregate Non-Audit Fees Disclosure

The aggregate non-audit fees billed to GST II by PwC for the twelve months ended August 31, 2019 and August 31, 2018 were $200,798 and $348,136 respectively. The aggregate non-audit fees billed to GST II’s adviser and service affiliates by PwC for the twelve months ended December 31, 2018 and December 31, 2017 were approximately $12.3 million and $9.7 million respectively. With regard to the aggregate non-audit fees billed to GST II’s adviser and service affiliates, the 2018 and 2017 amounts include fees for non-audit services required to be pre-approved [see Table 2] and fees for non-audit services that did not require pre-approval since they did not directly relate to GST II’s operations or financial reporting.

Item 4(h) — GST II’s Audit Committee has considered whether the provision of non-audit services to GST II’s investment adviser and service affiliates that did not require pre-approval pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the auditors’ independence.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Schedule of Investments is included as part of the Report to Shareholders filed under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 13.	EXHIBITS.

(a)(1)	Goldman Sachs Trust II’s Code of Ethics for Principal Executive and Senior Financial Officers is incorporated by reference to Exhibit 12(a)(1) of the registrant’s Form N-CSR filed on July 8, 2015 for its Multi-Manager Non-Core Fixed Income Fund.

(a)(2)	Exhibit 99.CERT	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 filed herewith.

(a)(3)	Not applicable to open-end investment companies.

(a)(4)	There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Exhibit 99.906CERT	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Goldman Sachs Trust II

By:	/s/ James A. McNamara

James A. McNamara
President/Chief Executive Officer
Goldman Sachs Trust II

Date:	October 30, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James A. McNamara

James A. McNamara
President/Chief Executive Officer
Goldman Sachs Trust II

Date:	October 30, 2019

By:	/s/ Joseph F. DiMaria

Joseph F. DiMaria
Principal Financial Officer
Goldman Sachs Trust II

Date:	October 30, 2019